UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1: Report(s) to Shareholders.

Annual Report  |  December 31, 2019
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first year the Fed had done so since the end of 2008. The rate cuts were a significant reversal from market expectations of continued interest rate increases heading into 2019, coming on the heels of four hikes in 2018. Now, going into 2020, most observers are predicting that interest rates will remain unchanged, but whether these forecasts prove accurate remains unknown.
An important takeaway for investors is that market conditions and interest rate forecasts can quickly change—for better or for worse. That’s why, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Municipal Money Funds are prime examples of how we can help in this regard, providing straightforward options for a dedicated asset allocation or as a temporary place to hold cash.
Designed to offer stability of capital, liquidity, and current income, the Schwab Municipal Money Funds are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. We take great pride in our position as one of the largest money market fund managers in the U.S., and by offering no investment minimums on the funds’ Investor Shares, we can help investors realize the benefits of professional money management without the typical barriers to entry.
As we reflect on the past year and look forward to this new decade, making sure that your portfolio is well-positioned for the long-term is one positive resolution that you can set at any time. And, with clear objectives, straightforward pricing, and a consistent approach to investing, our products and solutions can help make it a resolution that you can stick to and accomplish.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times.”
Management views may have changed since the report date.
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Schwab Municipal Money Funds
State Investment Environment

California
California’s financial position is strong, following eleven years of solid economic growth coupled with controlled spending. Governor Gavin Newsom’s proposed 2021 budget reflects some expansion of programs, particularly in education, housing, and emergency services, while increasing nondiscretionary reserves to help weather the next recession.
California’s fiscal 2020 budget (July 1, 2019 through June 30, 2020) continues the cautious approach to higher spending and focuses on boosting the state’s financial reserves. While the budget aimed to boost reserves, it also recognized the need for increased spending, particularly for education. The enacted 2020 budget projects the state would end the year with $19.2 billion of total reserves, but the state now estimates it will close fiscal 2020 with reserves of $20.5 billion, including over $16.0 billion, or nearly 11% of annual spending, in the rainy day fund.
California’s heavy reliance on personal income tax revenues, particularly from capital gains, results in significant revenue volatility which makes it especially vulnerable to recession. That volatility, combined with slowing revenue growth and the uncertain impact from federal policies, challenges Governor Newsom to maintain California’s sound reserves while seeking to implement his policies.
The proposed fiscal 2021 budget projects general fund revenue to be $151.6 billion, up 4% from current year projections, with leading revenue sources projected to perform well. Personal income taxes, the state’s key revenue at over two-thirds of projected general fund revenue, are estimated to increase a modest 1% to nearly $102.9 billion, compared to 3% growth expected in fiscal 2020. Governor Newsom seeks to address the state’s housing issues and bolster emergency preparedness, while providing additional support to education, which is the leading expense at about half of the general fund. The Governor proposes spending an estimated $66.0 billion on K-14 education and about $11.1 billion for the state’s four-year higher education system (compared to $64.9 billion and $11.2 billion in fiscal 2020).
The proposed fiscal 2021 budget also projects ending with a rainy day fund balance of almost $18.0 billion, up nearly $2.0 billion from the expected $16.0 billion at the end of fiscal 2020. Total reserves would be a record $21.0 billion, nearly 14% of spending. Uncertainties remain in the budget, specifically regarding the risk of federal budget cuts or a shift in federal revenue sharing, as well as the ongoing impact of trade tensions on the state’s economy.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Most California school districts and community college districts receive the bulk of their operating funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Overall, the state is expecting assessed property value growth of 5.7% in fiscal 2021, down from 6.4% in fiscal 2020, though the rate of growth is expected to vary from county to county. Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenues. This has allowed them to restore some services that were cut during the recession when the state reduced its funding for counties. The outlook for many of California’s cities has improved as well, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures, especially in the areas of pensions and healthcare benefits.
California’s economy has been growing for eleven years. The state has projected growth to continue at a lower level. The state gained 310,300 jobs from December 2018 to December 2019, a 1.8% increase, exceeding the national job growth rate of 1.4% for the period and slightly outpacing the previous year’s 1.6% increase. California’s unemployment rate has remained within a narrow range of 3.9% to 4.1% since December 2018, slightly exceeding the national average of 3.5%.
With its diversified economy and improving finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. Moody’s Investors Service recently upgraded its general obligation bond rating to Aa2 from Aa3 due to the state’s continued economic vibrancy and its “disciplined approach to managing revenue growth indicated by its use of surplus funds to build reserves and pay down long-term liabilities.” At the end of the report period, the state’s general obligation ratings were Aa2 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA from Fitch Ratings. All agencies maintain stable outlooks on their ratings.
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Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State’s financial condition is currently strong due to a vibrant economy and continued growth in the State’s major revenues. However, it faces significant spending pressure. Its low levels of reserves and high dependence on economically cyclical revenues leaves it vulnerable for the next downturn.
New York State’s continued strong economic growth has helped propel the State’s fiscal 2020 (ending on March 31, 2020) revenues to record levels. Personal income tax revenues, the State’s largest source of revenue, are estimated to increase 14.6% in fiscal 2020, though some of that is attributable to a change in taxpayer behavior in response to the 2017 federal tax reforms. Taxpayers have shifted their personal income tax payment schedule from the prior year into fiscal 2020 to better align with the federal tax filing deadline. As a result of the strong tax revenue performance, the State’s total general fund revenues in fiscal 2020 are estimated to increase 11% to $78.3 billion from the prior year. Sales tax revenues are up 8.3%, a solid increase though much less than the double digit gain of the personal income tax revenues. This further illustrates the sizeable impact of the change in taxpayer behavior on the personal income tax revenues in fiscal 2020.
New York State also faces intense spending pressures, mostly from Medicaid-related expenditures. Higher Medicaid enrollment resulting from the Affordable Care Act, as well as the State’s assumption of Medicaid costs from local governments, are the main drivers for the rapidly escalating Medicaid spending, which increased 12% in fiscal 2020. This, in combination with higher salary and benefits spending, is leading the State’s estimated general fund spending in fiscal 2020 to increase 8.6% to $79.0 billion.
Due to the revenue and spending imbalance, New York State projects that it will end fiscal 2020 with a small operating deficit of $679 million. That deficit would reduce the State’s fund balance to $6.53 billion, or 8.3% of spending. The general fund balance includes $2.6 billion in remaining legal settlement windfalls which are earmarked for capital projects through 2025, and just $3.89 billion (or 4.9% of spending) in rainy day funds and other dedicated reserves. This level of reserves is modest, particularly given the State’s dependence on economically-cyclical personal income tax receipts for 64% of general fund revenues.
Governor Cuomo has released the Executive fiscal 2021 budget (for April 1, 2020 through March 31, 2021) which projects total state spending to be $178.0 billion, up 1.2% from fiscal 2020, and general fund spending to be $81.3 billion, up 3.8%, while maintaining the general fund balance at $3.9 billion (excluding extraordinary settlement money), or 4.7% of spending. Improving fiscal discipline is one of the Governor’s main budget objectives, and one proposal to address this in the fiscal 2021 budget is by reining in the State’s expenditures, particularly the unsustainable growth of Medicaid spending. To that end, the Governor has assembled a team to identify $2.5 billion of savings in the Medicaid program by the end of March 2020 for inclusion in the fiscal 2021 budget, without adding new revenue sources or reducing the level of service to beneficiaries. However, if this ambitious savings goal is not achieved before the April 1, 2020 deadline, the State will be faced with up to a $2.5 billion shortfall for fiscal 2021, jeopardizing the State’s financial position.
The State has received over $12.7 billion in extraordinary legal settlements during the last six years, including nearly $900 million in fiscal 2020. However, despite early promises to limit use of the settlements to capital projects, in the last few years the state has used almost $1.8 billion for operations and an additional $1.3 billion for other non-capital items.
Although the State has taken responsibility for the growth in Medicaid costs, and increased its funding for education over the last several years, it has also taken actions which have impacted local governments and school districts. One of the most significant changes came from legislation which capped local property tax growth to 2% per year absent voter override for a higher tax rate. For school districts, the cap was offset by an agreement on a funding formula for education. For local governments it was offset by the state’s assumption of much of the growth of Medicaid costs, which it estimates to be over $20 billion since fiscal 2015. To limit the growth of Medicaid spending, the Governor has proposed a new penalty for counties and New York City if their annual Medicaid expenditures growth exceeds 3%, in hopes to incentivize them to be more diligent in monitoring and administering the Medicaid program. Local governments must manage their finances, including the significant growth in employee pension and healthcare costs, within the constraints of the property tax cap and other programmatic restrictions.
Many state and local agencies, such as the New York Power Authority and the New York City Municipal Water Finance Authority, do not rely on the state for funding. Securities issued by these agencies are repaid solely with revenues generated by the services these agencies provide to their customers.
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Schwab Municipal Money Funds
State Investment Environment (continued)

New York State’s economy was stable during 2019, with unemployment declining to 3.7% in December 2019. The State added 103,800 jobs from December 2018 through December 2019, a 1.1% growth rate, but below the U.S. average of 1.4%. Most new jobs were created in the education and healthcare sectors, followed by professional and business services.
New York remains a strong investment-grade credit due to its deep and diverse economy, its high personal wealth levels, and its stable financial position, all of which give it solid financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s Investor Service and AA+ by Fitch Ratings and S&P Global Ratings. All three agencies have assigned stable outlooks to the State’s ratings.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights.. For the 12-month reporting period ended December 31, 2019, demand for muni money market securities remained strong amid seasonal influences, escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rates cuts by the end of the reporting period—in July, September, and October. These changes placed downward pressure on muni money market security yields. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Short-term muni money market fund yields were volatile over the reporting period, particularly during the first half of the year, as a result of the shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities such as tax payments and seasonal note issuance. Over the second half of the year, as the Fed enacted rate cuts, volatility moderated and yields trended downward until a typical, seasonally spurred year-end spike in December. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.06% and 2.30%, and ended the reporting period at 1.61%.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of ongoing Brexit-related uncertainties.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 20 days and ending at 32 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	32 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab California Municipal Money Fund
Investor Shares
Ticker Symbol	SWKXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.03%
Seven-Day Yield (without waivers)[2]	0.89%
Seven-Day Effective Yield (with waivers)[2]	1.03%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.25%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2019, demand for muni money market securities remained strong amid seasonal influences, escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rates cuts by the end of the reporting period—in July, September, and October. These changes placed downward pressure on muni money market security yields. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Short-term muni money market fund yields were volatile over the reporting period, particularly during the first half of the year, as a result of the shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities such as tax payments and seasonal note issuance. Over the second half of the year, as the Fed enacted rate cuts, volatility moderated and yields trended downward until a typical, seasonally spurred year-end spike in December. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.06% and 2.30%, and ended the reporting period at 1.61%.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of ongoing Brexit-related uncertainties.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 22 days and ending at 31 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	31 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New York Municipal Money Fund
Investor Shares
Ticker Symbol	SWYXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.32%
Seven-Day Yield (without waivers)[2]	1.16%
Seven-Day Effective Yield (with waivers)[2]	1.33%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.64%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 8.82%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,004.80	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,005.10	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.10%	1.10% [4]	0.45%	0.12%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.42% [5]	0.33% [6]	0.07% [6]
Gross operating expenses	0.49%	0.49%	0.53%	0.55%	0.56%
Net investment income (loss)	1.08%	1.12%	0.48%	0.12%	0.01%
Net assets, end of period (x 1,000,000)	$6,168	$5,526	$1,453	$784	$678

1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
12
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 40.0% of net assets
California 40.0%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG UNION BANK NA)		1.04%		02/05/20	3,700,000	3,700,000
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.12%		02/12/20	19,820,000	19,820,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.10%		02/13/20	10,000,000	10,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.10%		02/14/20	14,250,000	14,250,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.09%		01/14/20	31,500,000	31,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.08%		01/16/20	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.09%		01/16/20	19,155,000	19,155,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.05%		02/04/20	12,000,000	12,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.04%		02/05/20	14,000,000	14,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		1.05%		01/22/20	17,000,000	17,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		1.05%		02/03/20	20,000,000	20,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.08%		01/28/20	8,990,000	8,990,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.11%		01/29/20	10,000,000	10,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.10%		01/16/20	7,500,000	7,500,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.09%		02/12/20	21,500,000	21,500,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.05%		01/03/20	13,650,000	13,650,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.08%		01/23/20	73,080,000	73,080,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.08%		02/05/20	31,550,000	31,550,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.07%		02/06/20	24,500,000	24,500,000
California Dept of Water Resources
Power Supply RB Series 2011N		5.00%		05/01/20	9,010,000	9,122,685
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.05%		01/08/20	9,215,000	9,215,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.02%		01/10/20	3,513,000	3,513,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.98%		01/14/20	5,025,000	5,025,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.98%		01/15/20	8,924,000	8,924,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.02%		01/22/20	35,265,000	35,265,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.03%		01/28/20	28,664,000	28,664,000
13
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.05%		01/02/20	23,797,000	23,797,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.05%		01/03/20	7,348,000	7,348,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.03%		01/06/20	7,619,000	7,619,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.08%		01/07/20	45,000,000	45,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.05%		01/09/20	31,534,000	31,534,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.98%		01/15/20	15,346,000	15,346,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.02%		01/16/20	49,855,000	49,855,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.02%		01/22/20	44,294,000	44,294,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.98%		01/23/20	25,070,000	25,070,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.00%		01/23/20	14,000,000	14,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.98%		01/28/20	8,024,000	8,024,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.08%		02/12/20	9,220,000	9,220,000
RB (Kaiser Permanente) Series 2006E		1.30%		04/07/20	24,000,000	24,000,000
Refunding RB (Stanford Hospital) Series 2008B2-1		1.27%		01/03/20	4,800,000	4,800,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.28%		01/07/20	2,300,000	2,300,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.15%		02/04/20	2,900,000	2,900,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.01%		03/05/20	10,901,000	10,901,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.25%		04/09/20	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004K		1.08%		02/12/20	20,200,000	20,200,000
RB (Kaiser Permanente) Series 2004K		1.07%		03/11/20	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2006D		1.30%		02/04/20	18,500,000	18,500,000
RB (Kaiser Permanente) Series 2006D		1.22%		03/05/20	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2006D		1.07%		06/11/20	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2008C		1.22%		03/05/20	39,000,000	39,000,000
RB (Kaiser Permanente) Series 2008C		1.12%		06/02/20	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2009B-4		1.32%		02/06/20	3,200,000	3,200,000
RB (Kaiser Permanente) Series 2009B2		1.28%		03/03/20	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2009B3		1.22%		03/05/20	6,600,000	6,599,707
RB (Kaiser Permanente) Series 2009B3		1.07%		06/11/20	19,000,000	19,000,000
Contra Costa Water District
Extendible CP		1.15%	03/04/20	08/07/20	33,000,000	33,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.38%	01/07/20	07/10/20	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.00%		02/05/20	3,910,000	3,910,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.04%		02/05/20	3,945,000	3,945,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.05%		03/05/20	5,600,000	5,600,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.05%		02/05/20	20,000,000	20,000,000
14
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.18%		04/22/20	30,500,000	30,500,000
Los Angeles
TRAN Series 2019		5.00%		06/25/20	140,340,000	142,867,269
Los Angeles CCD
GO Bonds Series 2008K		5.00%		03/01/20	4,325,000	4,353,563
GO Bonds Series 2016B1		5.00%		03/01/20	11,040,000	11,112,910
Los Angeles Cnty
TRAN 2019-2020		5.00%		06/30/20	89,170,000	90,813,329
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.03%		02/04/20	4,000,000	4,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.08%		02/11/20	2,830,000	2,830,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		1.06%		01/07/20	5,950,000	5,950,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		1.03%		02/04/20	2,000,000	2,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.04%		02/05/20	5,200,000	5,200,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.05%		03/04/20	12,667,000	12,667,000
Los Angeles Dept of Airports
Sub RB Series 2018D		5.00%		05/15/20	4,245,000	4,301,442
Sub Revenue CP Series A3 (LOC: WELLS FARGO BANK NA)		1.05%		04/03/20	2,489,000	2,489,000
Sub Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.04%		03/13/20	4,000,000	4,000,000
Sub Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.07%		03/13/20	21,596,000	21,596,000
Sub Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.09%		03/13/20	11,501,000	11,501,000
Los Angeles Harbor Dept
RB & Refunding RB Series 2014A		5.00%		08/01/20	5,065,000	5,176,008
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.36%		02/27/20	4,500,000	4,500,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.05%		03/04/20	17,500,000	17,500,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.09%		01/09/20	15,000,000	15,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.33%		01/16/20	1,000,000	1,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.05%		02/12/20	5,000,000	5,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.05%		03/04/20	12,800,000	12,800,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.05%		03/17/20	10,000,000	10,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.22%		06/16/20	18,500,000	18,500,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.16%		06/17/20	5,000,000	5,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.05%		02/12/20	12,913,000	12,913,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.09%		03/04/20	44,075,000	44,075,000
CP Series A (LOC: BANK OF AMERICA NA)		1.09%		03/04/20	36,400,000	36,400,000
Riverside Cnty
TRAN 2019A		1.38%		10/22/20	24,000,000	24,052,388
TRAN Series 2019		5.00%		06/30/20	70,825,000	72,118,181
15
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Municipal Utility District
CP Series M1 (LOC: BANK OF AMERICA NA)		1.02%		03/11/20	11,500,000	11,500,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		1.20%		01/22/20	28,250,000	28,250,000
CP Series 10 (LIQ: BANK OF THE WEST)		1.05%		02/04/20	23,900,000	23,900,000
CP Series 10 (LIQ: BANK OF THE WEST)		1.06%		03/05/20	7,500,000	7,500,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.30%		01/06/20	10,120,000	10,120,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.10%		02/05/20	24,400,000	24,400,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.05%		03/04/20	25,000,000	25,000,000
Extendible CP Series 1		1.07%	02/03/20	07/31/20	5,231,000	5,231,000
Extendible CP Series 1		1.13%	02/12/20	08/07/20	12,500,000	12,500,000
Extendible CP Series 1		1.05%	03/05/20	08/28/20	27,500,000	27,500,000
San Diego County & SDs Pool Program
TRAN Series 2019		4.00%		06/30/20	8,000,000	8,111,557
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		1.20%		03/04/20	4,368,000	4,368,000
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		1.07%		06/11/20	4,511,000	4,511,000
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.33%		01/07/20	8,714,000	8,714,000
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.16%		01/29/20	3,000,000	3,000,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.09%		01/16/20	25,568,000	25,568,000
San Diego USD
TRAN Series 2019-2020A		5.00%		06/30/20	5,800,000	5,908,235
San Francisco Airport Commission
Refunding RB 2nd Series 2011C		5.00%		05/01/20	755,000	764,116
Refunding RB Series 2019H		5.00%		05/01/20	12,965,000	13,128,442
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.10%		01/14/20	19,546,000	19,546,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.07%		01/29/20	55,000,000	55,000,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.06%		01/23/20	28,015,000	28,015,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.23%		01/09/20	66,433,000	66,433,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		1.18%		02/10/20	35,108,000	35,108,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.07%		02/05/20	8,780,000	8,780,000
Santa Cruz Cnty
TRAN 2019-2020		4.00%		07/01/20	25,000,000	25,344,520
Torrance California
TRAN 2019-2020		2.00%		06/25/20	15,705,000	15,768,028
Univ of California
CP Notes Series 2009A		1.01%		01/09/20	13,400,000	13,400,000
CP Notes Series 2009A		1.09%		02/05/20	62,000,000	62,000,000
CP Notes Series 2009A		1.30%		02/05/20	10,000,000	10,000,000
CP Notes Series 2009A		1.12%		02/12/20	15,500,000	15,500,000
CP Notes Series 2009A		1.08%		02/13/20	8,500,000	8,500,000
CP Notes Series 2009A		1.12%		02/20/20	11,150,000	11,150,000
CP Notes Series 2009A		1.06%		02/24/20	2,850,000	2,850,000
16
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Notes Series 2009A		1.00%		03/05/20	15,500,000	15,500,000
CP Notes Series 2009A		1.05%		03/11/20	25,196,000	25,196,000
CP Notes Series 2009A		1.13%		03/11/20	8,000,000	8,000,000
Ventura Cnty
TRAN Series 2019-2020		5.00%		07/01/20	58,000,000	59,076,762
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.06%		03/05/20	21,431,000	21,431,000
West Basin Municipal Water District
CP (LOC: BANK OF THE WEST)		1.10%		01/09/20	2,500,000	2,500,000
Total Fixed-Rate Municipal Securities
(Cost $2,469,375,142)						2,469,375,142

Variable-Rate Municipal Securities 59.5% of net assets
California 59.5%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	64,450,000	64,450,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		01/07/20	8,900,000	8,900,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.29%		01/07/20	9,940,000	9,940,000
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	a	1.47%		01/07/20	1,325,000	1,325,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	a	1.62%		01/07/20	1,500,000	1,500,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	a	1.62%		01/07/20	3,115,000	3,115,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	1.62%		01/07/20	2,790,000	2,790,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	a	1.62%		01/07/20	915,000	915,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	a	1.62%		01/07/20	1,950,000	1,950,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	a	1.65%		01/07/20	880,000	880,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	a	1.65%		01/07/20	972,000	972,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	a	1.65%		01/07/20	1,575,000	1,575,000
Anaheim Elementary SD
GO Bonds Series 2018A (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		01/07/20	7,520,000	7,520,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	5,500,000	5,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	b,c	1.61%		01/07/20	22,400,000	22,400,000
Sub Toll Bridge RB Series 2017S7 (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		01/07/20	10,440,000	10,440,000
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	b,c	1.61%		01/07/20	9,310,000	9,310,000
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	a	1.30%		01/07/20	1,000,000	1,000,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	13,335,000	13,335,000
17
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Toll Bridge RB Series 2019B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.30%		01/07/20	10,460,000	10,460,000
Toll Bridge RB Series 2019D (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.30%		01/07/20	14,375,000	14,375,000
Berryessa USD
GO Bonds Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	5,960,000	5,960,000
Blackrock MuniYield California Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.70%		01/07/20	1,800,000	1,800,000
Blackrock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.70%		01/07/20	1,800,000	1,800,000
California
GO Bonds (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,200,000	4,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	15,720,000	15,720,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	4,770,000	4,770,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	1,220,000	1,220,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	2,500,000	2,500,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	3,375,000	3,375,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	b,c	1.76%	01/02/20	02/20/20	11,440,000	11,440,000
GO Bonds Series 2003A2 (LOC: BANK OF MONTREAL)	a	1.36%		01/02/20	13,030,000	13,030,000
GO Bonds Series 2004A-1 (LOC: CITIBANK NA)	a	1.37%		01/02/20	7,600,000	7,600,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	1.35%		01/02/20	5,640,000	5,640,000
GO Bonds Series 2004B5 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.38%		01/02/20	8,645,000	8,645,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	a	1.25%		01/07/20	27,360,000	27,360,000
GO Bonds Series 2005B5 (LOC: MUFG UNION BANK NA)	a	1.39%		01/02/20	16,160,000	16,160,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	21,000,000	21,000,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	3,195,000	3,195,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	2,500,000	2,500,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		01/07/20	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	9,200,000	9,200,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	7,650,000	7,650,000
GO Refunding Bonds Series 2007 (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	6,670,000	6,670,000
RB (Stanford Univ) Series U1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		01/07/20	8,970,000	8,970,000
RB (Stanford Univ) Series U6 (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	7,125,000	7,125,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	3,590,000	3,590,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	b,c	1.59%		01/07/20	10,000,000	10,000,000
18
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	a	1.66%		01/07/20	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	a	1.62%		01/07/20	9,730,000	9,730,000
California Health Facilities Financing Auth
RB (City of Hope) Series 2019 (LOC: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	1,750,000	1,750,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.62%		01/07/20	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b,c	1.76%	01/02/20	05/01/20	2,190,000	2,190,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	10,465,000	10,465,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	20,710,000	20,710,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	b,c	1.61%		01/07/20	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	3,840,000	3,840,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)	a	1.30%		01/07/20	1,400,000	1,400,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	2,250,000	2,250,000
RB (Sutter Health) Series 2011B (ESCROW) (LIQ: CITIBANK NA)	b,c	1.61%	01/02/20	01/07/20	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	7,500,000	7,500,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	3,065,000	3,065,000
RB (Sutter Health) Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	5,000,000	5,000,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	6,000,000	6,000,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,597,500	2,597,500
Refunding RB (Sutter Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	2,300,000	2,300,000
19
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	25,555,000	25,555,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	435,500	435,500
Refunding RB (Sutter Health) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.62%		01/07/20	1,500,000	1,500,000
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	15,500,000	15,500,000
California Infrastructure & Economic Development Bank
Bay AreaToll Bridges RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	11,250,000	11,250,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	a	1.62%		01/07/20	5,000,000	5,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	1.30%	01/01/20	01/07/20	9,715,000	9,715,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	7,500,000	7,500,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	5,910,000	5,910,000
California Municipal Finance Auth
RB (Univ of La Verne) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	b,c	1.61%		01/07/20	1,655,000	1,655,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	a	1.66%		01/07/20	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	a	1.62%		01/07/20	7,580,000	7,580,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	a	1.69%		01/07/20	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	a	1.62%		01/07/20	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	a	1.62%		01/07/20	6,090,000	6,090,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.69%		01/07/20	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	a	1.62%		01/07/20	910,000	910,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	a	1.69%		01/07/20	2,500,000	2,500,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	a	1.62%		01/07/20	2,040,000	2,040,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	a	1.47%		01/07/20	415,000	415,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	a,b	1.70%		01/07/20	19,750,000	19,750,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	a	1.47%		01/07/20	1,190,000	1,190,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.64%		01/07/20	1,150,000	1,150,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	a	1.62%		01/07/20	1,235,000	1,235,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	19,000,000	19,000,000
20
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	a	1.37%		01/02/20	20,420,000	20,420,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	a	1.37%		01/02/20	31,225,000	31,225,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%	01/02/20	01/07/20	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	7,160,000	7,160,000
RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	7,715,000	7,715,000
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	1,250,000	1,250,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.71%	01/02/20	03/02/20	46,995,000	46,995,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.71%	01/02/20	03/02/20	83,590,000	83,590,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	a	1.60%		01/07/20	4,090,000	4,090,000
M/F Housing RB (Breezewood Apts) Series 2003F1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	5,735,000	5,735,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		01/07/20	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	a	1.62%		01/07/20	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	7,195,000	7,195,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		01/07/20	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	26,100,000	26,100,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	6,700,000	6,700,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.50%		01/07/20	1,925,000	1,925,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		01/07/20	6,240,000	6,240,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	6,300,000	6,300,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		01/07/20	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.67%		01/07/20	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		01/07/20	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	9,950,000	9,950,000
21
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	6,250,000	6,250,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.50%		01/07/20	3,020,000	3,020,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	25,000,000	25,000,000
M/F Housing RB (Oakmont Sr Living of Escondido) Series 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	14,340,000	14,340,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.67%		01/07/20	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		01/07/20	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	a	1.60%		01/07/20	5,740,000	5,740,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	a	1.58%		01/07/20	37,500,000	37,500,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	a	1.62%		01/07/20	28,200,000	28,200,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		01/07/20	11,385,000	11,385,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	a	1.60%		01/07/20	2,470,000	2,470,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.35%		01/07/20	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	7,605,000	7,605,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	a	1.62%		01/07/20	15,650,000	15,650,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	4,315,000	4,315,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	a	1.64%		01/07/20	12,415,000	12,415,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	7,500,000	7,500,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		01/07/20	12,940,000	12,940,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	6,085,000	6,085,000
GO Bonds Series 2017D (LOC: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	7,900,000	7,900,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	b,c	1.62%		01/07/20	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.50%		01/07/20	32,200,000	32,200,000
M/F Housing Refunding RB (The Park Regency) Series 2003F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		01/07/20	60,000,000	60,000,000
22
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Corona-Norco USD
GO Refunding Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	4,500,000	4,500,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	15,840,000	15,840,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.35%		01/02/20	13,040,000	13,040,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	b,c	1.64%		01/07/20	17,900,000	17,900,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	b,c	1.64%		01/07/20	90,830,000	90,830,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.64%		01/07/20	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	2,500,000	2,500,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	a	1.44%		01/02/20	850,000	850,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: CITIBANK NA)	b,c	1.65%		01/07/20	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.62%		01/07/20	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.35%		01/02/20	1,610,000	1,610,000
GO Bonds Series 2017 (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		01/07/20	3,370,000	3,370,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		01/07/20	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	6,900,000	6,900,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	5,000,000	5,000,000
Fresno USD
GO Bonds Series 2010D (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	6,625,000	6,625,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.64%	01/02/20	01/07/20	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.67%		01/07/20	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.62%		01/07/20	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		01/07/20	2,900,000	2,900,000
23
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	4,160,000	4,160,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index - 0.01%)		1.60%	01/02/20	03/04/20	15,440,000	15,440,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index - 0.01%)		1.60%	01/02/20	03/04/20	14,510,000	14,510,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	9,205,000	9,205,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	7,500,000	7,500,000
GO Bonds Series 2019 (LIQ: CREDIT SUISSE AG)	b,c	1.61%		01/07/20	8,000,000	8,000,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	5,154,000	5,154,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	24,855,000	24,855,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	2,500,000	2,500,000
GO Bonds Series E (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	8,715,000	8,715,000
Los Angeles
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	2,510,000	2,510,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	7,500,000	7,500,000
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax RB Series 2016C (LOC: ROYAL BANK OF CANADA)	b,c	1.61%	01/02/20	01/07/20	12,500,000	12,500,000
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	9,880,000	9,880,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		01/07/20	10,245,000	10,245,000
Los Angeles Dept of Airports
RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.69%		01/07/20	4,500,000	4,500,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.62%		01/07/20	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	16,985,000	16,985,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%	01/02/20	01/07/20	9,750,000	9,750,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	b,c	1.59%	01/02/20	01/07/20	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	3,800,000	3,800,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.62%		01/07/20	6,665,000	6,665,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	4,165,000	4,165,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.66%		01/07/20	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.67%		01/07/20	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	b,c	1.64%		01/07/20	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.67%		01/07/20	7,450,000	7,450,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	b,c	1.64%		01/07/20	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.64%		01/07/20	9,555,000	9,555,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	1.64%		01/07/20	9,155,000	9,155,000
24
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.67%		01/07/20	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.67%		01/07/20	2,360,000	2,360,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.64%		01/07/20	13,665,000	13,665,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.66%		01/07/20	2,500,000	2,500,000
Sub RB Series 2018C and 2019F (LIQ: ROYAL BANK OF CANADA)	b,c	1.67%		01/07/20	3,675,000	3,675,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.66%		01/07/20	20,285,000	20,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.66%		01/07/20	3,970,000	3,970,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.69%		01/07/20	5,010,000	5,010,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B6 (LIQ: TD BANK NA)	a	1.44%		01/02/20	5,100,000	5,100,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	a	1.44%		01/02/20	2,510,000	2,510,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	17,060,000	17,060,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	2,050,000	2,050,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	4,750,000	4,750,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	9,400,000	9,400,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	8,470,000	8,470,000
Water System RB Series 2001B2 (LIQ: ROYAL BANK OF CANADA)	a	1.37%		01/02/20	8,500,000	8,500,000
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	a	1.51%		01/02/20	4,300,000	4,300,000
Water System RB Series 2011A & 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.61%		01/07/20	9,975,000	9,975,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%	01/02/20	01/07/20	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.61%	01/02/20	01/07/20	13,375,000	13,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%	01/02/20	01/07/20	5,000,000	5,000,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	8,700,000	8,700,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	b,c	1.61%		01/07/20	8,515,000	8,515,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	1,875,000	1,875,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	a	1.47%		01/07/20	1,180,000	1,180,000
Los Angeles USD
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	b,c	1.63%		01/07/20	1,570,000	1,570,000
GO Bonds Series 2018B1 (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	7,000,000	7,000,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	4,000,000	4,000,000
25
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.73%		01/07/20	55,500,000	55,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.73%		01/07/20	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.73%		01/07/20	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.73%		01/07/20	52,000,000	52,000,000
Ohlone CCD
GO Bonds Series B (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	11,825,000	11,825,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	8,000,000	8,000,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)	a	1.25%		01/07/20	6,615,000	6,615,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	5,000,000	5,000,000
Palomar CCD
GO Bonds Series 2006B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	3,145,000	3,145,000
GO Bonds Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.64%		01/07/20	7,500,000	7,500,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	30,280,000	30,280,000
GO Bonds Series D (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,880,000	2,880,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.65%		01/07/20	2,550,000	2,550,000
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	9,000,000	9,000,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		01/07/20	51,800,000	51,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	a	1.60%		01/07/20	4,276,000	4,276,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	6,535,000	6,535,000
26
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.50%		01/07/20	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		01/07/20	10,050,000	10,050,000
San Bernardino CCD
GO Bonds Series 2008D (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	1,750,000	1,750,000
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	3,000,000	3,000,000
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	b,c	1.64%		01/07/20	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	2,220,000	2,220,000
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		01/07/20	4,575,000	4,575,000
San Diego USD
GO Bonds Series 2013C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	16,000,000	16,000,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: WELLS FARGO BANK NA) (SIFMA Municipal Swap Index - 0.02%)	b,c	1.59%		01/07/20	4,000,000	4,000,000
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	2,500,000	2,500,000
GO Bonds Series I (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	2,425,000	2,425,000
GO Refunding RB Series 2012-R2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	9,440,000	9,440,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	b,c	1.65%		01/07/20	8,795,000	8,795,000
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	a	1.65%		01/07/20	3,075,000	3,075,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	6,665,000	6,665,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.76%		01/07/20	20,380,000	20,380,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.24%		01/07/20	1,605,000	1,605,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	b,c	1.69%		01/07/20	25,305,000	25,305,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	b,c	1.66%		01/07/20	20,445,000	20,445,000
RB 2nd Series 2019E (LIQ: BARCLAYS BANK PLC)	b,c	1.76%		01/07/20	29,480,000	29,480,000
RB 2nd Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.86%		01/07/20	3,555,000	3,555,000
RB 2nd Series 2019E (LIQ: ROYAL BANK OF CANADA)	b,c	1.76%		01/07/20	13,950,000	13,950,000
Refunding RB Series 2010A1 (LOC: BANK OF AMERICA NA)	a	1.50%		01/07/20	33,400,000	33,400,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	b,c	1.25%		01/07/20	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	2,650,000	2,650,000
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	5,700,000	5,700,000
27
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	b,c	1.61%		01/07/20	20,990,000	20,990,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	6,665,000	6,665,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	4,430,000	4,430,000
Water RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	8,000,000	8,000,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		01/07/20	99,850,000	99,850,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.50%		01/07/20	7,500,000	7,500,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.35%		01/07/20	4,360,000	4,360,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		01/07/20	9,700,000	9,700,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.50%		01/07/20	25,900,000	25,900,000
San Jose Redevelopment Agency
Sr Tax Allocation Refunding Bonds Series 2017A (LIQ: CITIBANK NA)	b,c	1.62%		01/07/20	9,415,000	9,415,000
San Jose USD
GO Bonds Series 2018E (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	b,c	1.62%	01/02/20	01/07/20	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.71%		01/07/20	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.69%	01/02/20	01/07/20	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	2,230,000	2,230,000
San Rafael HSD
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.62%		01/07/20	3,000,000	3,000,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	2,495,000	2,495,000
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	2,985,000	2,985,000
Lease RB Series 2019A (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	9,315,000	9,315,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	a	1.71%		01/07/20	6,552,000	6,552,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	a	1.55%		01/07/20	3,657,000	3,657,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	b,c	1.62%		01/07/20	20,800,000	20,800,000
Santa Monica CCD
GO Bonds Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		01/07/20	6,500,000	6,500,000
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Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	3,000,000	3,000,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index - 0.06%)		1.58%	01/02/20	07/31/20	29,420,000	29,419,724
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index - 0.03%)		1.58%	01/02/20	07/31/20	34,130,000	34,130,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index - 0.06%)		1.55%	01/02/20	07/31/20	13,070,000	13,069,637
Water RB Series 2000B3 (LIQ: CITIBANK NA)	a	1.44%		01/02/20	34,200,000	34,200,000
Water RB Series 2017A (LIQ: CITIBANK NA)	a	1.44%		01/02/20	10,580,000	10,580,000
Water RB Series 2019A1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%	01/02/20	01/07/20	8,000,000	8,000,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	9,965,000	9,965,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.35%		01/02/20	9,990,000	9,990,000
GO Bonds Series 2019C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		01/07/20	6,000,000	6,000,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		01/07/20	8,145,000	8,145,000
Univ of California
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	2,500,000	2,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		01/07/20	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	6,000,000	6,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	b,c	1.61%		01/07/20	12,000,000	12,000,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	7,600,000	7,600,000
General RB Series 2016AR (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	12,900,000	12,900,000
General RB Series 2018AZ (LIQ: CITIBANK NA)	b,c	1.61%		01/07/20	2,165,000	2,165,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%	01/02/20	01/07/20	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		01/07/20	26,285,000	26,285,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		01/07/20	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		01/07/20	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	a	1.63%		01/07/20	4,445,000	4,445,000
Westminster SD
GO Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	16,052,000	16,052,000
29
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		01/07/20	5,196,000	5,196,000
Total Variable-Rate Municipal Securities
(Cost $3,670,661,361)						3,670,661,361
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,121,915,000 or 34.4% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
30
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$6,140,036,503
Cash		4,802
Receivables:
Fund shares sold		26,171,404
Interest		21,901,786
Prepaid expenses	+	46,131
Total assets		6,188,160,626
Liabilities
Payables:
Investment adviser and administrator fees		1,700,521
Shareholder service fees		14,556
Independent trustees’ fees		132
Fund shares redeemed		16,704,483
Distributions to shareholders		1,390,237
Accrued expenses	+	164,211
Total liabilities		19,974,140
Net Assets
Total assets		6,188,160,626
Total liabilities	–	19,974,140
Net assets		$6,168,186,486
Net Assets by Source
Capital received from investors		6,168,186,486

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$6,168,186,486		6,166,681,312		$1.00

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Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$85,042,295
Expenses
Investment adviser and administrator fees		19,287,120
Shareholder service fees:
Sweep Shares[1]		205,880
Investor Shares		8,776,684
Portfolio accounting fees		191,235
Registration fees		116,001
Custodian fees		72,489
Professional fees		69,851
Transfer agent fees		49,586
Independent trustees’ fees		46,996
Shareholder reports		41,013
Other expenses	+	69,370
Total expenses		28,926,225
Expense reduction by CSIM and its affiliates	–	7,990,305
Net expenses	–	20,935,920
Net investment income		64,106,375
Realized Gains (Losses)
Net realized gains on investments		364,649
Increase in net assets resulting from operations		$64,471,024
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1 and 4).
32
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$64,106,375	$55,628,797
Net realized gains	+	364,649	357,445
Increase in net assets from operations		64,471,024	55,986,242
Distributions to Shareholders1
Sweep Shares		(766,695)	(18,923,221)
Investor Shares	+	(63,592,225)	(37,526,584)
Total distributions		($64,358,920)	($56,449,805)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		404,281,208	8,573,608,233
Investor Shares	+	7,850,469,642	7,972,320,650
Total shares sold		8,254,750,850	16,545,928,883
Shares Reinvested
Sweep Shares		763,449	18,790,841
Investor Shares	+	49,375,869	30,152,794
Total shares reinvested		50,139,318	48,943,635
Shares Redeemed
Sweep Shares		(1,434,656,914)	(12,825,825,422)
Investor Shares	+	(7,257,750,036)	(3,930,233,718)
Total shares redeemed		(8,692,406,950)	(16,756,059,140)
Net transactions in fund shares		(387,516,782)	(161,186,622)
Net Assets
Beginning of period		6,555,591,164	6,717,241,349
Total decrease	+	(387,404,678)	(161,650,185)
End of period		$6,168,186,486	$6,555,591,164
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
33
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.01	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [4]	(0.01) [4]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.18%	1.16% [4]	0.56% [4]	0.12%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.42% [5]	0.34% [6]	0.09% [6]
Gross operating expenses	0.51%	0.52%	0.56%	0.58%	0.59%
Net investment income (loss)	1.16%	1.16%	0.48%	0.12%	0.01%
Net assets, end of period (x 1,000,000)	$1,466	$1,126	$322	$209	$210

1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
34
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 20.4% of net assets
New York 20.4%
Albany City SD
BAN Series 2019A		2.75%		03/27/20	7,700,000	7,716,676
East Greenbush Central SD
BAN 2019B		3.50%		02/07/20	10,144,500	10,160,509
East Islip UFSD
TAN 2019		1.75%		06/26/20	9,000,000	9,018,632
Greece Central SD
BAN Series 2019		2.25%		06/26/20	2,500,000	2,509,537
Horseheads CSD
BAN 2019		2.25%		06/25/20	1,000,000	1,003,796
Island Trees UFSD
BAN 2018		2.75%		05/29/20	12,000,000	12,056,345
Islip UFSD
TAN 2019-2020		1.75%		06/25/20	14,000,000	14,028,473
Lancaster
BAN 2019		2.25%		07/24/20	3,655,000	3,672,174
Liverpool CSD
Go BAN 2019		2.25%		06/26/20	2,000,000	2,007,677
Longwood CSD
TAN 2019-2020		2.00%		06/23/20	19,000,000	19,055,099
Madison Cnty
BAN 2019		1.75%		07/31/20	10,000,000	10,026,260
Miller Place UFSD
TAN 2019-2020		1.75%		06/25/20	11,000,000	11,021,866
New York City
GO Bonds Series 2013H		5.00%		08/01/20	5,575,000	5,700,570
New York City Housing Development Corp
M/F Housing RB Series 2019H		1.30%		05/01/20	7,000,000	7,000,000
M/F Housing RB Series 2019K		1.15%		06/01/20	4,765,000	4,765,000
New York State Power Auth
CP Series 1		1.14%		01/15/20	7,000,000	7,000,000
CP Series 1		1.14%		01/16/20	100,000	99,978
35
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Series 2		1.22%		01/16/20	2,235,000	2,235,000
CP Series 2		1.25%		01/23/20	13,286,000	13,286,000
CP Series 2		1.34%		02/04/20	18,100,000	18,100,000
CP Series 2		1.18%		03/04/20	5,000,000	5,000,000
CP Series 2		1.23%		03/12/20	19,694,000	19,694,000
Extendible CP Series 1		1.41%	01/07/20	07/10/20	5,000,000	5,000,000
North Colonie CSD
GO BAN 2019		2.25%		07/17/20	12,770,000	12,830,308
North Tonawanda SD
BAN 2019		1.50%		08/21/20	8,120,000	8,133,084
Penn Yan CSD
GO BAN 2019B		2.00%		07/17/20	5,000,000	5,014,843
Port Auth of New York & New Jersey
CP Series A		1.12%		04/02/20	5,070,000	5,070,000
CP Series B		1.40%		01/08/20	13,735,000	13,735,000
CP Series B		1.38%		01/22/20	10,935,000	10,935,000
Port Chester-Rye UFSD
BAN 2019		2.50%		06/12/20	10,000,000	10,042,697
Queensbury UFSD
BAN 2019		2.25%		07/10/20	6,885,000	6,916,001
Sachem Central SD
TAN 2019-2020		2.00%		06/25/20	18,900,000	18,957,204
Valley Stream UFSD
BAN 2019		2.00%		09/04/20	15,000,000	15,061,465
West Hempstead UFSD
BAN 2019		2.25%		06/12/20	2,245,000	2,252,732
Total Fixed-Rate Municipal Securities
(Cost $299,105,926)						299,105,926

Variable-Rate Municipal Securities 80.2% of net assets
New York 80.2%
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	13,000,000	13,000,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/07/20	9,030,000	9,030,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/07/20	11,100,000	11,100,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	c	1.70%		01/07/20	1,080,000	1,080,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/07/20	12,010,000	12,010,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	c	1.68%		01/07/20	3,535,000	3,535,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	c	1.70%		01/07/20	7,420,000	7,420,000
36
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.37%		01/07/20	11,800,000	11,800,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	c	1.68%		01/07/20	1,345,000	1,345,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	c	1.66%		01/07/20	3,060,000	3,060,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	3,335,000	3,335,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	c	1.70%		01/02/20	4,680,000	4,680,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2B (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.75%		01/07/20	535,000	535,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	05/14/20	25,615,000	25,615,000
Transportation Refunding RB Series 2012G1 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/02/20	2,405,000	2,405,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/07/20	16,730,000	16,730,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	11,000,000	11,000,000
GO Bonds Fiscal 2008 Series D4 (LIQ: BANK OF MONTREAL)	c	1.61%		01/07/20	19,720,000	19,720,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,445,000	2,445,000
GO Bonds Fiscal 2012 Series A4 (LOC: MUFG BANK LTD)	c	1.70%		01/07/20	2,100,000	2,100,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	13,000,000	13,000,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	c	1.67%		01/02/20	695,000	695,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	c	1.65%		01/02/20	880,000	880,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	3,580,000	3,580,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.64%		01/07/20	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	c	1.65%		01/02/20	450,000	450,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	16,000,000	16,000,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/16/20	4,880,000	4,880,000
37
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	4,665,000	4,665,000
GO Bonds Series 2020 B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	2,450,000	2,450,000
New York City Housing Development Corp
M/F Housing RB Series 2018C1A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	3,335,000	3,335,000
M/F Housing RB Series 2019B1A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	3,200,000	3,200,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	c	1.72%		01/07/20	2,320,000	2,320,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.67%		01/07/20	240,000	240,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	c	1.71%		01/07/20	19,200,000	19,200,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	c	1.72%		01/07/20	5,735,000	5,735,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.65%		01/07/20	2,435,000	2,435,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	c	1.72%		01/07/20	2,400,000	2,400,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	660,000	660,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	36,300,000	36,300,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	c	1.65%		01/07/20	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution System Fiscal 2015 Series BB3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	1.62%		01/07/20	2,400,000	2,400,000
Water & Sewer System 1st Resolution RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	c	1.58%		01/02/20	2,320,000	2,320,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	8,000,000	8,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,500,000	6,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series CC (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)	c	1.55%		01/02/20	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	8,420,000	8,420,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	8,500,000	8,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	c	1.65%		01/02/20	2,595,000	2,595,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
38
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	c	1.65%		01/02/20	12,360,000	12,360,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.68%		01/02/20	4,085,000	4,085,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.68%		01/02/20	1,860,000	1,860,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: BANK OF MONTREAL)	c	1.60%		01/02/20	1,245,000	1,245,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: BARCLAYS BANK PLC)	c	1.62%		01/07/20	745,000	745,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,000,000	4,000,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	c	1.65%		01/02/20	3,500,000	3,500,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	5,450,000	5,450,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.67%		01/02/20	3,665,000	3,665,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series B & A3 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.65%		01/07/20	12,895,000	12,895,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.67%		01/02/20	2,900,000	2,900,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	3,400,000	3,400,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	5,780,000	5,780,000
New York Health & Hospital Corp
Health System RB Series 2008D (LOC: JPMORGAN CHASE BANK NA)	c	1.44%		01/07/20	900,000	900,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.66%	01/02/20	01/07/20	5,815,000	5,815,000
39
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Dormitory Auth
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	02/20/20	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,000,000	2,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,625,000	5,625,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,250,000	6,250,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	4,330,000	4,330,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	5,790,000	5,790,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.67%		01/07/20	7,810,000	7,810,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.65%		01/07/20	23,805,000	23,805,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	50,700,000	50,700,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	33,700,000	33,700,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	23,200,000	23,200,000
Housing RB (505 W 37th St) Series 2008A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.70%		01/02/20	700,000	700,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.70%		01/07/20	2,095,000	2,095,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	31,550,000	31,550,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	15,700,000	15,700,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	56,000,000	56,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	45,500,000	45,500,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	c	1.75%		01/07/20	5,400,000	5,400,000
40
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.68%		01/07/20	10,000,000	10,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	15,000,000	15,000,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	23,000,000	23,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	c	1.75%		01/07/20	5,500,000	5,500,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	c	1.45%		01/07/20	3,120,000	3,120,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	c	1.70%		01/02/20	4,900,000	4,900,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	c	1.70%		01/02/20	940,000	940,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	c	1.71%		01/07/20	30,090,000	30,090,000
New York State Thruway Auth
General Revenue Jr Obligations Series 2019B (LOC: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	3,385,000	3,385,000
General Revenue Jr Obligations Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	600,000	600,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	3,330,000	3,330,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,c	1.65%		01/07/20	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/07/20	40,000,000	40,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/07/20	810,000	810,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a,b	1.64%	01/02/20	01/07/20	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	a,b	1.69%		01/07/20	4,765,000	4,765,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	a,b	1.70%		01/07/20	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.69%		01/07/20	2,000,000	2,000,000
Consolidated Bonds 214th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.69%		01/07/20	2,000,000	2,000,000
Consolidated Bonds 217th Series (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	2,945,000	2,945,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	5,560,000	5,560,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.62%		01/07/20	3,625,000	3,625,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.75%		01/07/20	5,565,000	5,565,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,335,000	5,335,000
41
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Triborough Bridge & Tunnel Auth
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,810,000	4,810,000
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,715,000	4,715,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,195,000	4,195,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	24,375,000	24,375,000
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.32%		01/07/20	7,350,000	7,350,000
Total Variable-Rate Municipal Securities
(Cost $1,176,120,000)						1,176,120,000
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $518,320,000 or 35.3% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
42
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,475,225,926
Cash		748,496
Receivables:
Fund shares sold		16,210,078
Interest		4,199,228
Prepaid expenses	+	17,261
Total assets		1,496,400,989
Liabilities
Payables:
Investments bought		26,731,593
Investment adviser and administrator fees		397,691
Independent trustees’ fees		112
Fund shares redeemed		2,575,390
Distributions to shareholders		273,339
Accrued expenses	+	91,334
Total liabilities		30,069,459
Net Assets
Total assets		1,496,400,989
Total liabilities	–	30,069,459
Net assets		$1,466,331,530
Net Assets by Source
Capital received from investors		1,466,381,702
Total distributable loss		(50,172)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,466,331,530		1,465,987,853		$1.00

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See financial notes

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$20,163,223
Expenses
Investment adviser and administrator fees		4,566,885
Shareholder service fees:
Sweep Shares[1]		69,010
Investor Shares		1,958,696
Portfolio accounting fees		98,848
Registration fees		57,632
Professional fees		39,851
Independent trustees’ fees		37,163
Custodian fees		17,079
Transfer agent fees		11,747
Shareholder reports		11,113
Other expenses	+	22,508
Total expenses		6,890,532
Expense reduction by CSIM and its affiliates	–	2,153,080
Net expenses	–	4,737,452
Net investment income		15,425,771
Realized Gains (Losses)
Net realized gains on investments		88,995
Increase in net assets resulting from operations		$15,514,766
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1 and 4).
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See financial notes

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$15,425,771	$14,061,829
Net realized gains (losses)	+	88,995	(139,167)
Increase in net assets from operations		15,514,766	13,922,662
Distributions to Shareholders1
Sweep Shares		(268,452)	(6,029,018)
Investor Shares	+	(15,157,319)	(8,550,524)
Total distributions		($15,425,771)	($14,579,542)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		152,574,092	3,041,705,898
Investor Shares	+	1,984,347,822	1,603,510,564
Total shares sold		2,136,921,914	4,645,216,462
Shares Reinvested
Sweep Shares		258,232	5,917,189
Investor Shares	+	12,662,080	7,032,034
Total shares reinvested		12,920,312	12,949,223
Shares Redeemed
Sweep Shares		(398,628,693)	(4,086,602,780)
Investor Shares	+	(1,656,866,096)	(806,886,979)
Total shares redeemed		(2,055,494,789)	(4,893,489,759)
Net transactions in fund shares		94,347,437	(235,324,074)
Net Assets
Beginning of period		1,371,895,098	1,607,876,052
Total increase or decrease	+	94,436,432	(235,980,954)
End of period		$1,466,331,530	$1,371,895,098
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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See financial notes

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer one share class.
Effective April 10, 2019, the funds’ Sweep Shares were liquidated.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
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Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	82%	79%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11% (Bank of America NA)	15% (Federal National Mortgage Association)
		10% (Federal Home Loan Mortgage Corporation)
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Schwab Municipal Money Funds
Financial Notes (continued)

3. Credit and Liquidity Enhancements (continued):
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for a fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. Negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency
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Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fee paid to CSIM by the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund were 0.33% and 0.34%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Prior to April 10, 2019, the Plan enabled the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provided to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Prior to April 10, 2019, Sweep Shares of the funds were subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee that was paid to Schwab was based on the average daily net asset value of the funds’ Sweep Shares owned by shareholders holding Sweep Shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares*	0.15%	0.10%
Investor Shares	0.15%	n/a
*	Effective April 10, 2019, the Sweep Shares were liquidated.
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Sweep Shares*	0.55%	0.60%
Investor Shares	0.35%	0.35%
*	Effective April 10, 2019, the Sweep Shares were liquidated.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab California Municipal Money Fund	$88,377,043	$—
Schwab New York Municipal Money Fund	117,535,257	(58,414)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax cost	$6,140,036,503	$1,475,225,926
As of December 31, 2019, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
No expiration	$—	$50,172
Total	$—	$50,172
For the fiscal year ended December 31, 2019, the funds had capital loss carryforwards utilized as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Capital loss carryforwards utilized	$—	$88,995
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Current period distributions
Tax-exempt income	$64,106,375	$15,425,771
Ordinary income	—	—
Long-term capital gains	252,545	—
Prior period distributions
Tax-exempt income	$55,628,797	$14,061,829
Ordinary income	715,162	517,713
Long-term capital gains	105,846	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
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Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the year ended December 31, 2019.
Percentage
Schwab California Municipal Money Fund	100%
Schwab New York Municipal Money Fund	100%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2019:
Schwab California Municipal Money Fund	$364,664
Schwab New York Municipal Money Fund	—
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

63
Schwab Municipal Money Funds  |  Annual Report

Notes

Schwab Municipal Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13859-23
00240578

Annual Report  |  December 31, 2019
Schwab Prime Money Funds

Schwab Value Advantage
Money Fund®
Schwab Retirement Advantage
Money Fund®
Schwab Investor Money Fund®
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Prime Money Funds  |  Annual Report

Schwab Prime Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first year the Fed had done so since the end of 2008. The rate cuts were a significant reversal from market expectations of continued interest rate increases heading into 2019, coming on the heels of four hikes in 2018. Now, going into 2020, most observers are predicting that interest rates will remain unchanged, but whether these forecasts prove accurate remains unknown.
An important takeaway for investors is that market conditions and interest rate forecasts can quickly change—for better or for worse. That’s why, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Prime Money Funds are prime examples of how we can help in this regard, providing straightforward options for a dedicated asset allocation or as a temporary place to hold cash.
Designed to offer stability of capital, liquidity, and current income, the Schwab Prime Money Funds are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. We take great pride in our position as one of the largest money market fund managers in the U.S., and by offering no investment minimums on all of the Schwab Prime Money Funds, except the Schwab Value Advantage Money Fund – Ultra Shares, we can help investors realize the benefits of professional money management without the typical barriers to entry.
As we reflect on the past year and look forward to this new decade, making sure that your portfolio is well-positioned for the long-term is one positive resolution that you can set at any time. And, with clear objectives, straightforward pricing, and a consistent approach to investing, our products and solutions can help make it a resolution that you can stick to and accomplish.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Prime Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times.”
Management views may have changed since the report date.
2
Schwab Prime Money Funds  |  Annual Report

Schwab Prime Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
3
Schwab Prime Money Funds  |  Annual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 27 days and ending at 35 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Schwab Prime Money Funds  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	1.53%	1.68%
Seven-Day Yield (without waivers)[2]	1.45%	1.60%
Seven-Day Effective Yield (with waivers)[2]	1.54%	1.69%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
5
Schwab Prime Money Funds  |  Annual Report

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 26 days and ending at 33 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	33 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Schwab Prime Money Funds  |  Annual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.51%
Seven-Day Yield (without waivers)[2]	1.27%
Seven-Day Effective Yield (with waivers)[2]	1.52%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
7
Schwab Prime Money Funds  |  Annual Report

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a results. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 27 days and ending at 34 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	34 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
8
Schwab Prime Money Funds  |  Annual Report

Schwab Investor Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.51%
Seven-Day Yield (without waivers)[2]	1.32%
Seven-Day Effective Yield (with waivers)[2]	1.52%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
9
Schwab Prime Money Funds  |  Annual Report

Schwab Prime Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,009.20	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,010.00	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.24	$0.97
Schwab Retirement Advantage Money Fund
Actual Return	0.35%	$1,000.00	$1,009.10	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79
Schwab Investor Money Fund
Actual Return	0.35%	$1,000.00	$1,009.10	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
10
Schwab Prime Money Funds  |  Annual Report

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]
Total from investment operations	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	(0.00) [2]	—
Total distributions	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.07%	1.79%	0.81%	0.25%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.34%	0.39% [3]	0.41% [4]	0.27% [4]
Gross operating expenses	0.42%	0.44%	0.54%	0.58%	0.58%
Net investment income (loss)	2.02%	1.87%	0.84%	0.25%	0.01%
Net assets, end of period (x 1,000,000)	$74,972	$47,721	$14,955	$7,060	$6,406

Ultra Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]
Total from investment operations	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	(0.00) [2]	—
Total distributions	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.22%	1.94%	1.00%	0.45%	0.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.20% [3]	0.21% [4]	0.21% [4]
Gross operating expenses	0.27%	0.29%	0.33%	0.35%	0.35%
Net investment income (loss)	2.17%	2.00%	1.08%	0.44%	0.07%
Net assets, end of period (x 1,000,000)	$47,497	$29,554	$12,612	$2,015	$1,972
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
5
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
11
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 44.3% of net assets
Asset-Backed Commercial Paper 10.5%
ALPINE SECURITIZATION LLC	a,b	2.14%		01/03/20	51,000,000	50,996,983
	a,b	2.16%		01/08/20	62,000,000	61,977,783
	a,b	2.03%		01/09/20	94,000,000	93,963,079
	a,b	2.03%		01/13/20	20,750,000	20,737,193
	a,b	1.98%		02/14/20	72,000,000	72,000,000
ANTALIS SA	a,b	1.72%		01/03/20	2,060,000	2,059,902
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.14%		01/03/20	129,000,000	128,992,367
	a,b	2.14%		01/06/20	12,000,000	11,997,160
	a,b	2.14%		01/07/20	60,000,000	59,982,250
	a,b	1.88%		02/06/20	48,000,000	47,912,733
	a,b	1.88%		02/10/20	48,500,000	48,401,747
	a,b	1.88%		02/12/20	50,000,000	49,893,514
	a,b	1.88%		02/26/20	50,000,000	49,857,153
	a,b	1.86%		03/02/20	37,500,000	37,384,375
BARTON CAPITAL SA	a,b	2.14%		01/06/20	95,000,000	94,977,517
	a,b	1.78%		01/07/20	12,900,000	12,896,811
	a,b	2.14%		01/07/20	114,000,000	113,966,275
	a,b	1.90%		01/08/20	10,000,000	9,996,833
	a,b	2.13%		01/09/20	100,000,000	99,958,778
	a,b	2.13%		01/10/20	75,000,000	74,964,667
	a,b	2.10%		01/16/20	50,000,000	49,959,361
	a,b	1.87%		02/18/20	72,000,000	71,825,160
	a,b	1.86%		02/19/20	8,100,000	8,080,020
	a,b	1.86%		02/21/20	63,000,000	62,838,125
	a,b	1.98%		02/26/20	35,000,000	34,894,660
	a,b	1.88%		03/05/20	140,000,000	139,541,850
	a,b	1.98%		03/05/20	50,000,000	49,827,625
BEDFORD ROW FUNDING CORP	a,b	2.20%		01/06/20	60,000,000	59,985,533
	a,b	2.00%		02/27/20	50,000,000	49,846,000
	a,b	1.92%		04/20/20	84,000,000	83,516,767
	a,b	1.89%		05/13/20	50,000,000	49,657,167
12
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.85%		01/06/20	20,000,000	19,995,889
	a,b	1.86%		01/10/20	28,050,000	28,038,406
	a,b	2.02%		01/10/20	213,000,000	212,904,860
	a,b	1.89%		02/14/20	83,000,000	82,813,619
	a,b	1.93%		02/14/20	1,500,000	1,496,560
	a,b	1.89%		02/19/20	117,000,000	116,706,720
CAFCO LLC	a,b	2.18%		01/02/20	28,000,000	28,000,000
	a,b	1.60%		01/03/20	38,000,000	37,998,311
	a,b	2.19%		01/13/20	30,000,000	29,980,108
	a,b	2.07%		02/03/20	20,000,000	19,963,556
	a,b	2.17%		02/04/20	60,000,000	59,881,750
	a,b	2.02%		02/19/20	13,000,000	12,965,333
	a,b	2.01%		02/20/20	23,300,000	23,236,889
	a,b	2.00%		03/02/20	15,000,000	14,950,500
	a,b	1.99%		03/03/20	8,000,000	7,973,296
	a,b	1.98%		04/09/20	23,500,000	23,374,614
CHARIOT FUNDING LLC	a,b	1.86%		02/12/20	53,500,000	53,387,278
	a,b	2.09%		03/24/20	77,000,000	76,636,945
	a,b	2.09%		03/25/20	172,000,000	171,179,130
	a,b	2.09%		04/01/20	233,000,000	231,794,225
CHARTA LLC	a,b	1.60%		01/03/20	100,000,000	99,995,556
	a,b	2.21%		01/21/20	72,000,000	71,916,780
	a,b	2.10%		02/03/20	50,000,000	49,907,556
	a,b	2.02%		02/19/20	22,000,000	21,941,333
	a,b	1.99%		03/03/20	21,100,000	21,029,567
	a,b	1.88%		05/04/20	40,000,000	39,745,800
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.02%		02/27/20	206,000,000	205,359,111
COLLATERALIZED COMMERCIAL PAPER V COMPANY LLC	a	2.14%		01/27/20	88,000,000	87,870,444
CRC FUNDING LLC	a,b	1.60%		01/03/20	50,000,000	49,997,778
	a,b	2.19%		01/13/20	35,000,000	34,976,793
	a,b	2.06%		02/19/20	80,000,000	79,782,400
	a,b	2.00%		02/28/20	29,000,000	28,909,085
	a,b	1.99%		03/03/20	55,000,000	54,816,407
	a,b	2.05%		04/07/20	72,650,000	72,256,721
	a,b	1.98%		04/09/20	125,000,000	124,333,056
	a,b	1.88%		05/04/20	30,000,000	29,809,350
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		01/03/20	7,900,000	7,899,562
	a,b	1.75%		01/06/20	3,300,000	3,299,358
	a,b	2.06%		01/08/20	31,000,000	30,989,408
	a,b	2.01%		02/03/20	26,000,000	25,953,778
	a,b	2.02%		02/11/20	467,000,000	467,000,000
	a,b	1.98%		02/20/20	73,000,000	73,000,000
	a,b	1.96%		03/06/20	148,500,000	148,500,000
	a,b	1.95%		03/17/20	98,000,000	98,000,000
	a,b	1.95%		03/19/20	34,000,000	34,000,000
	a,b	1.95%		03/24/20	600,000,000	600,000,000
GOTHAM FUNDING CORP	a,b	2.10%		02/04/20	150,000,000	149,714,000
13
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	2.21%		01/17/20	31,000,000	30,977,473
	a,b	2.00%		01/23/20	60,000,000	59,950,250
	a,b	1.96%		01/30/20	21,500,000	21,470,885
	a,b	1.86%		02/10/20	50,000,000	49,912,639
	a,b	1.87%		02/12/20	68,500,000	68,372,590
	a,b	1.87%		02/14/20	100,000,000	99,793,333
	a,b	1.87%		02/18/20	125,000,000	124,732,625
	a,b	2.03%		02/18/20	237,600,000	237,042,828
	a,b	2.02%		02/19/20	100,000,000	99,761,111
	a,b	1.87%		02/27/20	113,000,000	112,690,568
	a,b	2.02%		03/03/20	71,000,000	70,779,111
	a,b	2.04%		03/05/20	107,000,000	106,639,767
	a,b	2.02%		03/13/20	104,000,000	103,607,111
	a,b	2.02%		03/17/20	100,000,000	99,611,111
	a,b	2.01%		03/18/20	145,000,000	144,430,915
	a,b	2.00%		03/19/20	160,000,000	159,348,800
	a,b	2.07%		03/26/20	59,000,000	58,727,863
	a,b	2.03%		03/27/20	99,000,000	98,546,745
	a,b	2.04%		03/30/20	75,000,000	74,650,708
	a,b	2.07%		03/30/20	125,000,000	124,409,201
	a,b	1.86%		04/13/20	109,200,000	108,661,280
	a,b	1.89%		04/17/20	122,000,000	121,343,776
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.87%		01/06/20	134,000,000	133,972,158
	a,b	2.02%		01/06/20	25,000,000	24,994,417
	a,b	2.13%		01/07/20	22,000,000	21,993,522
	a,b	1.86%		01/13/20	90,000,000	89,949,125
	a,b	1.97%		01/23/20	13,000,000	12,985,137
	a,b	1.94%		01/24/20	243,000,000	242,713,395
LMA AMERICAS LLC	a,b	1.64%		01/02/20	70,000,000	70,000,000
	a,b	1.64%		01/03/20	75,000,000	74,996,583
	a,b	1.63%		01/07/20	14,000,000	13,996,831
	a,b	1.93%		01/10/20	54,000,000	53,976,840
	a,b	2.00%		01/14/20	13,180,000	13,171,213
	a,b	2.01%		01/29/20	50,000,000	49,925,000
	a,b	1.87%		02/13/20	1,000,000	997,830
	a,b	1.89%		02/18/20	56,000,000	55,862,551
	a,b	1.89%		02/24/20	44,000,000	43,878,218
	a,b	1.88%		03/17/20	57,400,000	57,176,379
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.13%		01/22/20	148,000,000	147,825,689
	a,b	2.01%		01/24/20	97,000,000	96,881,444
	a,b	1.89%		02/06/20	100,000,000	99,817,222
	a,b	2.01%		02/11/20	24,000,000	23,946,667
	a,b	1.96%		02/14/20	54,000,000	53,874,225
	a,b	2.08%		03/26/20	128,944,000	128,324,209
MATCHPOINT FINANCE PLC	a,b	1.89%		02/04/20	95,000,000	94,836,283
	a,b	2.09%		03/11/20	50,000,000	49,801,625
METLIFE SHORT TERM FUNDING LLC	a,b	1.75%		01/03/20	1,500,000	1,499,927
	a,b	2.20%		01/03/20	85,944,000	85,938,819
	a,b	2.18%		01/15/20	80,000,000	79,937,600
14
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.63%		01/03/20	25,700,000	25,698,836
	a,b	2.21%		01/10/20	243,000,000	242,882,280
	a,b	2.23%		01/14/20	185,000,000	184,864,333
	a,b	2.23%		01/15/20	45,000,000	44,964,250
	a,b	2.20%		01/16/20	49,000,000	48,958,649
	a,b	2.12%		01/28/20	38,500,000	38,441,608
	a,b	2.17%		01/28/20	46,000,000	45,928,572
OLD LINE FUNDING LLC	a,b	2.05%		01/07/20	92,000,000	91,973,933
	a,b	2.20%		01/21/20	31,000,000	30,964,333
	a,b	2.02%		02/25/20	74,000,000	73,778,000
	a,b	1.94%		04/20/20	55,000,000	54,680,267
PRICOA SHORT TERM FUNDING LLC	a,b	2.18%		01/15/20	50,000,000	49,961,000
	a,b	2.00%		02/19/20	46,000,000	45,878,560
	a,b	2.07%		04/01/20	50,000,000	49,743,750
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.16%		01/03/20	312,180,000	312,161,356
	a,b	1.94%		02/07/20	118,000,000	117,772,260
	a,b	1.89%		02/14/20	42,000,000	41,905,687
	a,b	1.89%		03/03/20	50,000,000	49,840,722
	a,b	1.91%		03/03/20	12,000,000	11,961,367
	a,b	1.89%		03/04/20	183,000,000	182,407,487
	a,b	1.91%		03/13/20	48,000,000	47,820,133
	a,b	1.89%		03/23/20	115,000,000	114,513,550
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.81%		01/31/20	19,000,000	18,972,450
STARBIRD FUNDING CORP	a,b	1.90%		03/16/20	47,000,000	46,817,405
	a,b	2.08%		03/27/20	14,000,000	13,931,906
THUNDER BAY FUNDING LLC	a,b	2.20%		01/21/20	65,000,000	64,925,214
	a,b	2.20%		01/22/20	40,000,000	39,951,556
	a,b	2.04%		02/12/20	38,000,000	37,912,579
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.14%		01/07/20	69,000,000	68,979,588
	a,b	1.98%		01/31/20	50,000,000	49,920,653
	a,b	1.88%		03/03/20	100,000,000	99,683,139
	a,b	1.89%		03/04/20	82,000,000	81,734,502
VICTORY RECEIVABLES CORP	a,b	1.80%		01/06/20	2,700,000	2,699,460
	a,b	2.16%		01/07/20	10,000,000	9,997,014
	a,b	2.14%		01/13/20	100,000,000	99,934,917
	a,b	2.10%		02/04/20	95,000,000	94,818,867
	a,b	1.88%		02/14/20	190,000,000	189,575,614
	a,b	1.88%		02/18/20	117,145,000	116,859,003
	a,b	2.01%		02/21/20	110,000,000	109,694,444
						12,819,414,063
Financial Company Commercial Paper 7.6%
BANCO SANTANDER SA (NEW YORK BRANCH)		1.96%		03/05/20	4,796,000	4,779,634
		1.96%		03/26/20	23,500,000	23,393,075
BNP PARIBAS SA	b	2.10%		03/23/20	100,000,000	99,532,000
15
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BPCE SA	b	1.89%		03/09/20	249,000,000	248,128,777
	b	1.96%		03/26/20	196,000,000	195,108,200
	b	1.97%		03/26/20	334,000,000	332,472,507
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.99%		01/06/20	91,000,000	90,979,879
CITIGROUP GLOBAL MARKETS INC	b	2.21%		01/10/20	187,000,000	186,908,993
	b	2.20%		01/14/20	45,000,000	44,967,300
	b	2.22%		01/21/20	100,000,000	99,884,417
	b	2.21%		02/03/20	100,000,000	99,806,222
	b	2.21%		02/04/20	100,000,000	99,800,167
	b	1.98%		04/27/20	90,000,000	89,431,600
	b	1.97%		05/01/20	200,000,000	198,700,000
	b	1.96%		05/04/20	234,100,000	232,548,307
	b	1.88%		06/01/20	37,000,000	36,711,338
	b	1.87%		06/05/20	104,400,000	103,568,425
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.55%		01/02/20	116,300,000	116,300,000
DBS BANK LTD	b	2.18%		01/03/20	47,000,000	46,997,180
	b	1.86%		02/12/20	92,000,000	91,806,161
	b	2.00%		02/27/20	80,000,000	79,753,600
	b	2.00%		03/03/20	164,000,000	163,449,780
	b	1.86%		03/12/20	100,000,000	99,640,278
	b	1.87%		05/04/20	178,000,000	176,874,892
DNB BANK ASA	b	2.01%		03/02/20	369,000,000	367,776,150
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	1.52%		01/02/20	48,000,000	48,000,000
ERSTE ABWICKLUNGSANSTALT	b	1.73%		01/07/20	2,000,000	1,999,519
	b	2.02%		01/23/20	124,000,000	123,855,333
	b	2.04%		02/12/20	82,000,000	81,811,354
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.92%		04/17/20	72,000,000	71,597,200
HSBC USA INC	b	2.28%		01/08/20	24,500,000	24,490,812
	b	2.27%		01/17/20	50,000,000	49,953,333
	b	2.25%		01/21/20	38,000,000	37,955,477
	b	2.22%		01/24/20	50,000,000	49,932,778
	b	2.22%		01/28/20	10,000,000	9,984,183
	b	2.05%		03/02/20	45,000,000	44,847,750
	b	2.02%		03/04/20	50,000,000	49,827,778
	b	2.01%		03/05/20	63,000,000	62,780,602
	b	2.05%		03/06/20	128,000,000	127,538,062
	b	1.92%		05/05/20	150,000,000	149,018,333
ING US FUNDING LLC	a,b	1.92%		04/21/20	395,000,000	392,706,806
	a	1.86%		05/01/20	124,100,000	123,338,853
	a,b	1.90%		05/01/20	59,400,000	59,027,760
	a	1.88%		05/06/20	193,000,000	191,753,542
JP MORGAN SECURITIES LLC		2.02%		01/23/20	116,000,000	115,864,667
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.95%		01/02/20	326,100,000	326,100,000
		1.59%		01/07/20	286,700,000	286,636,687
		2.00%		01/13/20	20,500,000	20,487,472
16
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MACQUARIE BANK LTD	b	2.05%		01/23/20	109,200,000	109,069,415
	b	1.87%		02/07/20	100,000,000	99,814,000
	b	1.90%		02/10/20	94,000,000	93,807,534
	b	1.86%		02/12/20	143,000,000	142,698,707
	b	1.86%		02/13/20	60,000,000	59,870,500
	b	1.89%		03/11/20	100,000,000	99,639,667
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	1.91%		02/19/20	100,000,000	99,746,667
	b	1.91%		02/20/20	101,000,000	100,738,803
	b	1.94%		03/27/20	199,000,000	198,093,168
NATIONAL BANK OF CANADA	b	1.91%		02/03/20	377,000,000	376,363,289
	b	1.90%		02/04/20	68,080,000	67,962,051
NEDERLANDSE WATERSCHAPSBANK NV	b	2.02%		02/04/20	90,000,000	89,835,000
	b	2.02%		02/19/20	51,100,000	50,963,733
NORDEA BANK ABP	b	1.49%		01/02/20	238,000,000	238,000,000
NRW BANK	b	1.99%		02/21/20	172,000,000	171,529,389
	b	2.02%		02/24/20	300,000,000	299,116,667
	b	2.02%		02/25/20	200,000,000	199,400,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.03%		01/09/20	191,000,000	190,924,980
	b	1.87%		03/05/20	32,000,000	31,895,840
	b	1.90%		03/10/20	159,000,000	158,432,370
	b	1.87%		04/21/20	137,000,000	136,225,569
	b	1.96%		04/23/20	90,000,000	89,456,800
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	1.88%		03/18/20	115,000,000	114,546,006
UNITED OVERSEAS BANK LTD	b	2.17%		02/04/20	47,000,000	46,907,371
	b	1.87%		03/10/20	100,000,000	99,648,667
WESTPAC BANKING CORP	b	1.87%		04/23/20	207,000,000	205,808,600
						9,349,321,976
Certificates of Deposit 21.1%
BANCO SANTANDER SA (NEW YORK BRANCH)		1.90%		02/11/20	100,000,000	100,000,000
		1.89%		02/12/20	247,000,000	247,000,000
		1.87%		02/14/20	125,000,000	125,000,000
		1.90%		02/19/20	100,000,000	100,000,000
		1.89%		02/26/20	7,000,000	7,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.00%		03/03/20	282,000,000	282,000,000
		1.88%		04/29/20	70,000,000	70,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		1.90%		01/07/20	194,000,000	194,000,000
		1.94%		01/22/20	300,000,000	300,000,000
		1.90%		03/03/20	187,700,000	187,700,000
BNP PARIBAS (NEW YORK BRANCH)		1.96%		04/15/20	255,000,000	255,000,000
BRANCH BANKING AND TRUST COMPANY		2.12%		01/17/20	475,000,000	475,000,000
		1.88%		01/28/20	274,000,000	274,000,000
		1.86%		02/12/20	296,000,000	296,000,000
		1.86%		02/13/20	300,000,000	300,000,000
17
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.90%		05/27/20	214,000,000	214,000,000
		1.89%		07/28/20	143,000,000	143,000,000
CITIBANK NA		1.84%		06/03/20	293,000,000	293,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		2.15%		01/02/20	300,000,000	300,000,000
		2.18%		01/31/20	200,000,000	200,000,000
		2.00%		03/10/20	100,000,000	100,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		1.97%		03/03/20	175,000,000	175,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		1.88%		04/30/20	201,000,000	199,752,943
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.05%		03/17/20	195,000,000	195,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.87%		03/11/20	290,000,000	290,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		2.11%		01/14/20	344,000,000	344,000,570
		1.88%		02/19/20	190,000,000	189,526,011
		1.88%		02/27/20	200,000,000	199,417,908
CREDIT SUISSE AG (NEW YORK BRANCH)		2.00%		02/27/20	194,000,000	194,000,000
		2.00%		03/19/20	152,000,000	152,000,000
		2.06%		03/25/20	404,000,000	404,000,000
		1.90%		04/27/20	381,000,000	381,000,000
		1.91%		05/07/20	52,000,000	52,000,000
		2.02%		06/23/20	298,700,000	298,700,000
DNB BANK ASA (NEW YORK BRANCH)		1.97%		03/04/20	125,700,000	125,700,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.10%		01/08/20	150,000,000	150,000,000
		1.97%		01/17/20	300,000,000	300,000,000
		1.86%		02/20/20	94,000,000	94,000,000
		1.88%		03/04/20	300,000,000	300,000,000
HSBC BANK USA NA (NEW YORK BRANCH)		2.23%		01/22/20	27,000,000	27,000,000
		2.05%		03/11/20	30,000,000	30,000,000
		2.02%		04/20/20	136,000,000	136,000,000
		1.89%		04/27/20	100,000,000	100,000,000
		1.88%		05/22/20	119,200,000	119,200,000
KBC BANK NV (NEW YORK BRANCH)		1.65%		01/03/20	474,700,000	474,700,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.90%		01/06/20	391,000,000	391,000,000
		1.95%		01/16/20	194,000,000	194,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.11%		01/22/20	56,000,000	56,000,000
		2.11%		01/28/20	184,000,000	184,000,000
		2.01%		02/10/20	194,000,000	194,000,000
		1.99%		02/18/20	86,000,000	86,000,000
		1.94%		02/19/20	55,000,000	55,000,000
		1.94%		03/02/20	52,000,000	52,000,000
		1.86%		04/03/20	122,000,000	122,000,000
		1.89%		05/04/20	245,000,000	245,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.10%		01/06/20	475,000,000	475,000,000
		2.10%		01/07/20	233,000,000	233,000,000
18
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.04%		01/16/20	40,000,000	40,000,223
		1.94%		02/05/20	111,000,000	111,000,000
		1.94%		02/07/20	226,100,000	226,100,000
		1.94%		02/12/20	172,000,000	172,000,000
		1.93%		02/13/20	153,000,000	153,000,000
		1.90%		02/14/20	422,000,000	422,000,000
		1.87%		03/16/20	187,000,000	187,000,000
MUFG BANK LTD (LONDON BRANCH)		1.92%		04/27/20	52,000,000	52,000,000
		1.92%		04/30/20	86,000,000	85,459,434
		1.92%		06/30/20	52,000,000	51,505,599
MUFG BANK LTD (NEW YORK BRANCH)		2.06%		01/17/20	200,000,000	200,000,000
		2.23%		01/28/20	89,000,000	89,000,000
		2.05%		01/29/20	17,000,000	17,000,000
		2.19%		02/10/20	160,000,000	160,000,000
		2.05%		02/18/20	90,000,000	90,000,000
		2.01%		02/20/20	87,000,000	86,997,259
		2.05%		02/28/20	150,000,000	150,000,000
		2.02%		03/02/20	100,000,000	100,000,000
		2.02%		03/10/20	55,000,000	55,000,000
		1.90%		04/23/20	300,000,000	300,000,000
		1.94%		04/30/20	123,000,000	123,000,000
		1.90%		05/04/20	295,000,000	295,000,000
		1.92%		05/04/20	184,000,000	184,000,000
		1.92%		05/07/20	239,000,000	239,000,000
		1.92%		05/12/20	27,000,000	27,000,000
		1.92%		05/20/20	199,000,000	199,000,000
MUFG UNION BANK NA		1.90%		04/28/20	150,000,000	150,000,000
		1.89%		04/30/20	196,000,000	196,000,000
		1.90%		05/04/20	100,000,000	100,000,000
		1.89%		05/15/20	100,000,000	100,000,000
		1.89%		05/28/20	214,000,000	214,000,000
		1.85%		06/03/20	168,000,000	168,000,000
		1.88%		06/30/20	209,100,000	209,100,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.02%		01/07/20	245,000,000	245,000,169
		2.01%		01/08/20	200,000,000	200,000,166
NATIXIS (NEW YORK BRANCH)		1.87%		02/12/20	275,000,000	275,000,000
		1.88%		03/09/20	150,000,000	150,000,000
		1.87%		03/23/20	120,000,000	120,000,000
		1.94%		03/27/20	240,000,000	240,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		1.98%		02/19/20	237,000,000	237,000,000
		1.97%		02/26/20	222,000,000	222,000,000
		1.95%		02/27/20	200,000,000	200,000,000
		1.87%		05/06/20	220,000,000	220,000,000
NORINCHUKIN BANK (NEW YORK BRANCH)		1.65%		01/03/20	200,000,000	200,000,000
		1.53%		01/07/20	88,000,000	88,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (LONDON BRANCH)		1.88%		02/19/20	125,000,000	124,688,165
19
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.16%		01/02/20	32,000,000	32,000,000
		2.07%		03/19/20	22,000,000	22,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.17%		01/15/20	16,000,000	16,000,000
		2.01%		02/13/20	250,000,000	250,000,000
		1.97%		02/26/20	127,000,000	127,000,000
		2.00%		03/09/20	151,000,000	151,000,000
		1.92%		04/21/20	61,500,000	61,500,000
		1.92%		04/22/20	200,000,000	200,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.08%		01/06/20	5,500,000	5,500,039
		2.05%		01/17/20	50,000,000	50,000,000
		1.90%		03/06/20	229,000,000	229,000,000
		1.95%		04/17/20	93,000,000	93,000,000
		1.93%		04/21/20	35,000,000	35,000,000
		1.95%		04/22/20	132,300,000	132,319,836
		1.93%		05/06/20	196,000,000	196,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.10%		01/02/20	213,000,000	213,000,000
		2.07%		01/03/20	102,000,000	102,000,000
		2.03%		01/16/20	267,000,000	267,000,000
		2.00%		01/17/20	95,000,000	95,000,000
		2.00%		01/24/20	81,000,000	81,000,000
		1.95%		01/28/20	54,000,000	54,000,000
		1.94%		02/10/20	48,800,000	48,800,000
		1.88%		03/04/20	250,000,000	250,000,000
		1.89%		03/09/20	72,000,000	72,000,000
		1.89%		03/10/20	87,000,000	87,000,000
		1.88%		03/17/20	199,000,000	199,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.11%		01/02/20	199,000,000	199,000,000
		1.87%		07/02/20	811,400,000	811,400,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.25%		01/08/20	25,000,000	25,000,000
		2.25%		01/09/20	131,000,000	131,000,000
		2.88%		01/16/20	80,000,000	80,007,738
		2.00%		01/27/20	316,700,000	316,700,000
		2.00%		01/28/20	77,000,000	77,000,000
		2.03%		02/13/20	74,000,000	74,000,000
		2.00%		03/03/20	80,000,000	80,000,000
		2.02%		04/24/20	80,000,000	80,000,000
		2.17%		06/19/20	137,400,000	137,400,000
WELLS FARGO BANK NA		2.02%		03/02/20	196,000,000	196,000,000
		1.88%		05/18/20	228,000,000	228,000,000
		1.95%		05/19/20	117,000,000	117,000,000
		1.90%		05/20/20	194,000,000	194,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)		1.92%		04/17/20	290,000,000	290,000,000
		1.87%		04/22/20	280,000,000	280,000,000
		1.87%		04/27/20	369,000,000	369,000,000
						25,909,176,060
20
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 0.9%
BMW US CAPITAL LLC	a,b	1.70%		01/03/20	113,160,000	113,154,656
CAISSE DES DEPOTS ET CONSIGNATIONS	b	2.21%		03/30/20	100,000,000	99,467,111
	b	2.17%		04/03/20	70,000,000	69,617,178
TOTAL CAPITAL CANADA LTD	a,b	1.92%		04/15/20	364,850,000	362,847,379
	a,b	1.88%		05/01/20	236,600,000	235,133,080
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		2.23%		01/31/20	83,000,000	82,852,905
		1.91%		04/06/20	95,000,000	94,523,681
VERMONT ECONOMIC DEVELOPMENT AUTHORITY	a	1.85%		03/09/20	53,200,000	53,200,000
						1,110,795,990
Non-Negotiable Time Deposits 3.9%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.85%		01/06/20	894,200,000	894,200,000
		1.60%		01/07/20	1,907,100,000	1,907,100,000
BANK OF NOVA SCOTIA (TORONTO BRANCH)		1.70%		01/02/20	2,600,000	2,600,000
		1.70%		01/03/20	298,100,000	298,100,000
DBS BANK LTD (SINGAPORE BRANCH)		1.85%		01/03/20	106,300,000	106,300,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%		01/02/20	417,600,000	417,600,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.53%		01/02/20	237,400,000	237,400,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		01/02/20	630,900,000	630,900,000
NORDEA BANK ABP (NEW YORK BRANCH)		1.50%		01/02/20	95,000,000	95,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.70%		01/03/20	95,600,000	95,600,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		1.70%		01/06/20	50,000,000	50,000,000
		1.70%		01/07/20	20,000,000	20,000,000
						4,754,800,000
Other Instruments 0.3%
BANK OF AMERICA NA		2.30%		01/07/20	237,000,000	237,000,000
		2.21%		02/04/20	90,000,000	90,000,000
						327,000,000
Total Fixed-Rate Obligations
(Cost $54,270,508,089)						54,270,508,089

Variable-Rate Obligations 25.1% of net assets
Asset-Backed Commercial Paper 1.6%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.14%)	a,b	1.88%	01/13/20	02/13/20	140,000,000	140,000,000
(1 mo. USD-LIBOR + 0.22%)	a,b	1.96%	01/21/20	05/18/20	198,000,000	198,000,000
(3 mo. USD-LIBOR + 0.07%)	a,b	1.96%	03/16/20	06/16/20	257,000,000	257,000,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.02%)	a	2.11%		01/03/20	62,000,000	62,000,000
21
Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.02%)	a,b	2.11%		01/03/20	182,000,000	182,000,000
COLLATERALIZED COMMERCIAL PAPER V COMPANY LLC
(1 mo. USD-LIBOR + 0.23%)	a	1.97%	01/13/20	03/12/20	223,000,000	223,000,000
(1 mo. USD-LIBOR + 0.23%)	a	1.97%	01/16/20	03/16/20	250,000,000	250,000,000
MATCHPOINT FINANCE PLC
(1 mo. USD-LIBOR + 0.19%)	a,b	1.93%	01/21/20	02/18/20	182,000,000	182,000,000
(1 mo. USD-LIBOR + 0.29%)	a,b	2.03%	01/17/20	04/17/20	141,000,000	141,000,000
STARBIRD FUNDING CORP
(1 mo. USD-LIBOR + 0.19%)	a,b	1.95%	01/21/20	02/20/20	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.21%)	a,b	1.97%	01/21/20	03/19/20	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.28%)	a,b	2.06%	01/24/20	04/24/20	19,500,000	19,500,000
						1,904,500,000
Financial Company Commercial Paper 4.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(3 mo. USD-LIBOR + 0.02%)	b	1.93%	02/14/20	05/14/20	180,000,000	180,000,000
(3 mo. USD-LIBOR + 0.03%)	b	1.95%	02/26/20	05/26/20	198,000,000	198,000,000
(3 mo. USD-LIBOR + 0.05%)	b	1.94%	03/12/20	06/12/20	475,000,000	475,000,000
COMMONWEALTH BANK OF AUSTRALIA
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/09/20	06/09/20	96,000,000	96,000,000
DNB BANK ASA
(1 mo. USD-LIBOR + 0.17%)	b	1.95%	01/24/20	02/24/20	148,000,000	148,000,000
ERSTE ABWICKLUNGSANSTALT
(1 mo. USD-LIBOR + 0.08%)	b	1.78%		01/03/20	72,000,000	71,999,971
(1 mo. USD-LIBOR + 0.11%)	b	1.85%		01/13/20	115,000,000	115,000,000
(1 mo. USD-LIBOR + 0.15%)	b	1.94%	01/27/20	02/26/20	210,000,000	210,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.19%)	b	1.90%	01/07/20	02/07/20	70,000,000	70,000,000
(3 mo. USD-LIBOR + 0.05%)	b	1.95%	02/19/20	05/19/20	58,000,000	58,000,000
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/05/20	06/05/20	149,000,000	149,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.27%)	a,b	1.96%	01/06/20	04/01/20	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.04%)	a	1.98%	01/24/20	04/24/20	227,000,000	227,000,000
(1 mo. USD-LIBOR + 0.20%)	a,b	1.94%	01/15/20	05/15/20	262,000,000	262,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.14%)	b	1.86%	01/10/20	02/10/20	205,000,000	205,000,000
NEDERLANDSE WATERSCHAPSBANK NV
(1 mo. USD-LIBOR + 0.10%)	b	1.80%	01/06/20	02/05/20	150,000,000	150,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.08%)	b	2.17%	01/02/20	04/02/20	124,000,000	124,017,225
(3 mo. USD-LIBOR + 0.09%)	b	2.01%	02/27/20	08/27/20	192,000,000	192,000,000
(3 mo. USD-LIBOR + 0.09%)	b	2.00%	03/02/20	09/01/20	3,000,000	3,000,140
(3 mo. USD-LIBOR + 0.10%)	b	1.99%	03/16/20	09/16/20	126,000,000	126,000,000
22
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA
(1 mo. USD-LIBOR + 0.14%)	b	1.92%		01/24/20	88,900,000	88,900,000
(3 mo. USD-LIBOR + 0.05%)	b	1.99%		01/27/20	126,000,000	126,002,161
(3 mo. USD-LIBOR + 0.05%)	b	1.97%		02/26/20	494,000,000	494,000,000
(EFFR + 0.36%)	b	1.91%	01/02/20	07/30/20	69,000,000	69,000,000
(EFFR + 0.35%)	b	1.90%	01/02/20	08/03/20	245,000,000	245,000,000
(EFFR + 0.34%)	b	1.89%	01/02/20	09/01/20	148,000,000	148,000,000
(EFFR + 0.40%)	b	1.95%	01/02/20	09/21/20	275,000,000	275,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.16%)	b	1.95%		01/23/20	26,000,000	26,000,315
(3 mo. USD-LIBOR + 0.12%)	b	2.01%	03/16/20	06/16/20	291,000,000	291,000,000
WESTPAC BANKING CORP
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/05/20	06/05/20	389,000,000	389,000,000
						5,411,919,812
Certificates of Deposit 15.7%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.88%	01/03/20	04/03/20	256,000,000	255,959,041
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.11%		01/02/20	335,000,000	335,000,000
(3 mo. USD-LIBOR + 0.02%)		2.06%		01/06/20	72,000,000	72,000,000
(3 mo. USD-LIBOR + 0.02%)		1.93%		03/20/20	285,000,000	285,000,000
(1 mo. USD-LIBOR + 0.20%)		1.96%	01/21/20	05/20/20	315,100,000	315,100,000
(3 mo. USD-LIBOR + 0.03%)		1.95%	02/27/20	05/27/20	129,000,000	129,000,000
(3 mo. USD-LIBOR + 0.11%)		2.15%	01/07/20	07/07/20	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.11%)		2.11%	01/21/20	07/20/20	44,000,000	44,000,000
(3 mo. USD-LIBOR + 0.10%)		2.04%	01/28/20	07/28/20	250,000,000	250,000,000
(3 mo. USD-LIBOR + 0.10%)		2.06%	03/30/20	09/28/20	735,000,000	735,000,000
BNP PARIBAS (NEW YORK BRANCH)
(SOFR + 0.29%)		1.83%	01/02/20	06/11/20	25,000,000	25,000,000
BNP PARIBAS (SAN FRANCISCO BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.85%	01/03/20	02/03/20	64,000,000	64,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.94%		01/27/20	104,000,000	104,000,000
(1 mo. USD-LIBOR + 0.13%)		1.84%	01/07/20	02/07/20	85,000,000	85,000,000
(SOFR + 0.16%)		1.70%	01/02/20	03/13/20	370,000,000	370,000,000
(3 mo. USD-LIBOR + 0.09%)		2.09%	01/16/20	07/16/20	153,000,000	153,000,000
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/08/20	09/08/20	52,000,000	52,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.89%	01/13/20	02/12/20	237,000,000	237,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.07%	01/29/20	06/29/20	128,000,000	128,000,000
(3 mo. USD-LIBOR + 0.09%)		2.00%	02/03/20	08/03/20	200,000,000	200,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/19/20	08/19/20	48,000,000	48,000,000
23
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.86%	01/17/20	02/18/20	128,000,000	128,000,000
(1 mo. USD-LIBOR + 0.14%)		1.85%	01/06/20	04/06/20	481,000,000	481,000,000
(1 mo. USD-LIBOR + 0.23%)		1.97%	01/16/20	06/16/20	185,000,000	185,000,000
(1 mo. USD-LIBOR + 0.21%)		1.93%	01/10/20	08/10/20	87,000,000	87,000,000
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/08/20	09/08/20	227,000,000	227,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.25%)		2.28%		01/08/20	239,000,000	239,007,819
(EFFR + 0.41%)		1.96%	01/02/20	04/09/20	400,000,000	400,000,000
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/20/20	05/26/20	45,000,000	45,000,000
DNB BANK ASA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.92%		01/24/20	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.14%)		1.94%		01/30/20	185,000,000	185,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.89%		01/06/20	73,000,000	73,000,000
(1 mo. USD-LIBOR + 0.19%)		1.89%	01/06/20	02/05/20	215,000,000	215,000,000
(1 mo. USD-LIBOR + 0.22%)		1.91%	01/06/20	03/04/20	97,000,000	97,000,000
(1 mo. USD-LIBOR + 0.23%)		1.93%	01/03/20	04/03/20	65,000,000	65,000,000
(3 mo. USD-LIBOR + 0.08%)		2.04%	03/23/20	06/22/20	48,000,000	48,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.97%		01/27/20	15,000,000	15,000,000
(1 mo. USD-LIBOR + 0.20%)		1.99%	01/27/20	02/26/20	88,000,000	88,000,000
(1 mo. USD-LIBOR + 0.26%)		1.96%	01/06/20	05/05/20	133,000,000	133,000,000
(1 mo. USD-LIBOR + 0.23%)		1.97%	01/13/20	05/13/20	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.07%)		1.98%	02/24/20	05/22/20	57,000,000	57,001,990
MUFG BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.89%	01/08/20	02/10/20	345,000,000	345,000,000
(1 mo. USD-LIBOR + 0.25%)		1.96%	01/08/20	05/11/20	189,000,000	189,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.93%		01/23/20	48,000,000	48,000,000
(1 mo. USD-LIBOR + 0.20%)		1.89%	01/06/20	06/04/20	235,000,000	235,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		1.95%	03/16/20	06/15/20	84,000,000	84,000,000
(1 mo. USD-LIBOR + 0.22%)		1.96%	01/15/20	06/15/20	200,000,000	200,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.87%	01/21/20	02/20/20	377,000,000	377,000,000
(1 mo. USD-LIBOR + 0.11%)		1.91%	01/28/20	02/28/20	328,000,000	328,000,000
(1 mo. USD-LIBOR + 0.12%)		1.82%	01/03/20	03/03/20	180,000,000	180,000,000
(3 mo. USD-LIBOR + 0.06%)		2.06%	01/17/20	04/17/20	387,200,000	387,200,000
(1 mo. USD-LIBOR + 0.16%)		1.90%	01/15/20	05/15/20	76,000,000	76,000,000
(SOFR + 0.24%)		1.78%	01/02/20	07/08/20	147,000,000	147,000,000
(3 mo. USD-LIBOR + 0.11%)		2.01%	02/24/20	11/23/20	267,000,000	267,000,000
(3 mo. USD-LIBOR + 0.11%)		2.02%	03/03/20	12/03/20	343,000,000	343,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.16%		01/09/20	25,000,000	25,000,547
(1 mo. USD-LIBOR + 0.16%)		1.90%	01/21/20	02/18/20	126,000,000	126,000,000
24
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.25%)		1.99%	01/17/20	07/17/20	144,000,000	144,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.09%		01/02/20	331,000,000	331,000,000
(1 mo. USD-LIBOR + 0.13%)		1.85%		01/10/20	75,500,000	75,500,000
(1 mo. USD-LIBOR + 0.19%)		1.98%	01/27/20	02/27/20	111,000,000	111,000,000
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/02/20	04/01/20	128,000,000	128,000,000
(1 mo. USD-LIBOR + 0.24%)		1.95%	01/09/20	04/09/20	710,000,000	710,000,000
(3 mo. USD-LIBOR + 0.07%)		2.03%	03/30/20	06/30/20	248,000,000	248,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.88%		01/03/20	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.07%)		1.97%	02/20/20	05/20/20	396,000,000	396,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.11%		01/02/20	86,800,000	86,800,000
(1 mo. USD-LIBOR + 0.12%)		1.86%	01/21/20	02/18/20	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.19%)		1.89%	01/06/20	05/05/20	55,500,000	55,500,000
(1 mo. USD-LIBOR + 0.20%)		1.96%	01/21/20	05/19/20	16,000,000	16,000,000
(1 mo. USD-LIBOR + 0.25%)		2.04%	01/27/20	06/26/20	255,000,000	255,000,000
(3 mo. USD-LIBOR + 0.09%)		2.18%	01/02/20	07/02/20	250,000,000	250,000,000
(3 mo. USD-LIBOR + 0.12%)		2.12%	01/02/20	07/17/20	66,000,000	66,000,000
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/19/20	08/19/20	123,000,000	123,000,000
(3 mo. USD-LIBOR + 0.10%)		2.06%	03/30/20	09/30/20	424,000,000	424,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		1.96%		03/24/20	122,000,000	122,000,000
(1 mo. USD-LIBOR + 0.20%)		1.91%	01/08/20	07/07/20	83,000,000	83,000,000
(3 mo. USD-LIBOR + 0.09%)		2.07%	01/13/20	07/13/20	514,000,000	514,000,000
(EFFR + 0.35%)		1.90%	01/02/20	07/30/20	85,000,000	85,000,000
(EFFR + 0.35%)		1.90%	01/02/20	08/05/20	30,000,000	30,000,000
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/10/20	08/10/20	227,000,000	227,000,000
(EFFR + 0.35%)		1.90%	01/02/20	08/20/20	79,000,000	79,000,000
(EFFR + 0.36%)		1.91%	01/02/20	08/31/20	404,000,000	404,000,000
(1 mo. USD-LIBOR + 0.30%)		2.04%	01/21/20	09/18/20	482,000,000	482,000,000
(1 mo. USD-LIBOR + 0.31%)		2.05%	01/15/20	10/15/20	283,000,000	283,000,000
(3 mo. USD-LIBOR + 0.15%)		2.10%	01/22/20	10/22/20	126,000,000	126,000,000
(1 mo. USD-LIBOR + 0.35%)		2.06%	01/06/20	11/06/20	203,000,000	203,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.03%)		2.12%		01/02/20	270,000,000	270,000,000
(3 mo. USD-LIBOR + 0.03%)		1.97%		01/24/20	60,100,000	60,100,000
(3 mo. USD-LIBOR + 0.03%)		1.93%		02/04/20	180,300,000	180,300,000
(3 mo. USD-LIBOR + 0.03%)		1.98%		03/25/20	336,000,000	336,000,000
(EFFR + 0.31%)		1.86%	01/02/20	05/19/20	242,000,000	242,000,000
(3 mo. USD-LIBOR + 0.11%)		2.20%	01/02/20	07/02/20	500,000,000	500,000,000
(3 mo. USD-LIBOR + 0.11%)		2.20%	01/06/20	07/06/20	454,000,000	454,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.05%)		1.96%	03/03/20	06/03/20	51,000,000	51,000,754
(3 mo. USD-LIBOR + 0.06%)		1.97%	03/03/20	06/03/20	275,000,000	275,000,000
						19,288,470,151
25
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 1.1%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.12%)		2.03%	02/18/20	08/04/20	91,000,000	91,000,000
(3 mo. USD-LIBOR + 0.13%)		2.05%	02/26/20	08/18/20	43,000,000	43,000,000
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.17%)		2.07%	02/04/20	07/31/20	221,000,000	221,000,000
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		1.93%	01/24/20	02/11/20	183,500,000	183,500,000
(1 mo. USD-LIBOR + 0.15%)		1.94%	01/21/20	02/14/20	195,000,000	195,000,000
(3 mo. USD-LIBOR + 0.05%)		2.05%	01/16/20	04/09/20	130,000,000	130,000,000
(1 mo. USD-LIBOR + 0.21%)		1.91%	01/06/20	04/30/20	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.29%)		1.99%	01/03/20	06/29/20	85,000,000	85,000,000
(3 mo. USD-LIBOR + 0.11%)		2.04%	03/24/20	09/17/20	250,000,000	250,000,000
						1,298,500,000
Variable Rate Demand Notes 0.2%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	1.70%		01/07/20	17,550,000	17,550,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	c	1.69%		01/07/20	3,700,000	3,700,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	25,000,000	25,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	1.86%		01/07/20	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	8,000,000	8,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.78%		01/07/20	48,000,000	48,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	81,985,000	81,985,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (BAM SOUTH HOUSING) SERIES 2015A (LOC: JPMORGAN CHASE BANK NA)	c	1.62%		01/07/20	16,745,000	16,745,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.70%		01/07/20	19,000,000	19,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.86%		01/07/20	3,885,000	3,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	c	1.68%		01/07/20	5,000,000	5,000,000
26
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	1.75%		01/07/20	21,375,000	21,375,000
						252,650,000
Other Instruments 2.1%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.13%)		1.87%		01/13/20	22,750,000	22,750,176
(3 mo. USD-LIBOR + 0.02%)		1.92%		02/10/20	266,000,000	266,000,000
(1 mo. USD-LIBOR + 0.13%)		1.91%	01/24/20	02/24/20	200,000,000	200,000,000
(EFFR + 0.40%)		1.95%	01/02/20	06/01/20	412,000,000	412,000,000
(EFFR + 0.40%)		1.95%	01/02/20	06/09/20	200,000,000	200,000,000
(EFFR + 0.40%)		1.95%	01/02/20	07/01/20	225,000,000	225,000,000
(EFFR + 0.36%)		1.91%	01/02/20	08/04/20	335,000,000	335,000,000
(EFFR + 0.36%)		1.91%	01/02/20	08/05/20	392,000,000	392,000,000
(1 mo. USD-LIBOR + 0.28%)		1.99%	01/06/20	10/06/20	483,000,000	483,000,000
						2,535,750,176
Total Variable-Rate Obligations
(Cost $30,691,790,139)						30,691,790,139
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.4% of net assets
U.S. Government Agency Repurchase Agreements* 11.5%
BMO CAPITAL MARKETS CORP
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $158,633,836, 2.50% - 6.10%, due 02/01/28 - 12/20/49)		1.57%		01/02/20	154,013,432	154,000,000
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $868,727,377, 0.00% - 8.00%, due 01/21/20 - 12/01/49)		1.57%		01/02/20	847,073,877	847,000,000
BOFA SECURITIES INC
Issued 12/12/19, repurchase date 01/13/20 (Collateralized by U.S. Government Agency Securities valued at $644,780,000, 3.00% - 3.50%, due 10/01/45 - 07/01/48)		1.65%		01/07/20	626,745,983	626,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $396,763,386, 2.00% - 7.50%, due 08/01/31 - 12/25/49)		1.59%		01/02/20	388,119,957	388,000,000
JP MORGAN SECURITIES LLC
Issued 12/27/19, repurchase date 01/03/20 (Collateralized by U.S. Government Agency Securities valued at $381,176,220, 2.50% - 8.00%, due 03/01/27 - 09/01/56)		1.80%		01/03/20	370,129,500	370,000,000
27
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 2.50% - 9.00%, due 08/01/21 - 01/01/50)		1.55%		01/07/20	100,030,139	100,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $515,000,000, 2.00% - 7.50%, due 03/01/25 - 11/01/56)		1.55%		01/07/20	500,150,694	500,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $409,940,001, 2.00% - 7.25%, due 06/15/38 - 01/01/50)		1.57%		01/02/20	398,034,714	398,000,000
RBC DOMINION SECURITIES INC
Issued 12/13/19, repurchase date 02/11/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $403,830,853, 1.38% - 5.00%, due 08/15/39 - 11/20/49)		1.64%		01/07/20	391,445,306	391,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,212,604,121, 0.00% - 5.00%, due 02/06/20 - 12/01/49)		1.74%		01/07/20	1,178,080,878	1,177,000,000
ROYAL BANK OF CANADA
Issued 11/21/19, repurchase date 02/21/20 (Collateralized by U.S. Government Agency Securities valued at $1,451,146,533, 1.75% - 5.50%, due 04/01/28 - 03/20/67)		1.64%		01/07/20	1,406,003,979	1,403,000,000
Issued 11/22/19, repurchase date 01/22/20 (Collateralized by U.S. Government Agency Securities valued at $1,603,002,221, 2.09% - 4.50%, due 12/01/29 - 12/01/49)		1.64%		01/07/20	1,555,252,302	1,552,000,000
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Government Agency Securities valued at $2,195,266,616, 2.09% - 9.50%, due 08/15/20 - 11/20/65)		1.64%		01/07/20	2,128,711,831	2,126,000,000
Issued 12/12/19, repurchase date 02/04/20 (Collateralized by U.S. Government Agency Securities valued at $403,720,716, 2.09% - 5.00%, due 01/25/29 - 12/20/66)		1.64%		01/07/20	391,463,118	391,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $549,167,896, 3.00% - 4.00%, due 09/01/34 - 12/01/49)		1.57%		01/02/20	528,046,053	528,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $1,623,929,287, 2.50% - 5.00%, due 09/01/29 - 12/01/49)		1.55%		01/07/20	1,561,470,468	1,561,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $1,631,401,902, 2.00% - 5.00%, due 10/01/29 - 12/01/49)		1.65%		01/07/20	1,567,507,275	1,566,000,000
						14,078,000,000
28
Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 15.3%
BANK OF NOVA SCOTIA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $376,412,411, 0.38% - 3.13%, due 10/15/20 - 05/15/48)		1.55%		01/02/20	369,031,775	369,000,000
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $2,517,569,849, 0.00% - 8.75%, due 01/02/20 - 11/15/49)		1.50%		01/02/20	2,468,205,667	2,468,000,000
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $632,795,045, 1.13% - 2.88%, due 10/31/20 - 08/15/47)		1.55%		01/02/20	620,387,296	620,333,878
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $848,713,097, 0.13% - 3.38%, due 04/15/20 - 08/15/48)		1.55%		01/02/20	832,071,644	832,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $408,035,155, 0.25% - 0.75%, due 07/15/28 - 07/15/29)		1.55%		01/02/20	400,034,444	400,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $2,469,198,953, 1.88% - 3.38%, due 03/31/22 - 11/15/48)		1.45%		01/02/20	2,469,198,892	2,469,000,000
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $10,200,000,067, 0.13% - 3.75%, due 04/15/20 - 05/15/45)		1.55%		01/02/20	10,000,861,111	10,000,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $769,080,017, 0.00% - 3.00%, due 12/03/20 - 11/15/45)		1.50%		01/02/20	754,062,833	754,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $510,000,100, 1.13% - 2.50%, due 01/31/20 - 02/15/46)		1.55%		01/02/20	500,043,056	500,000,000
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $51,000,000, 0.00% - 3.63%, due 01/30/20 - 11/15/45)		1.55%		01/02/20	50,004,306	50,000,000
RBC DOMINION SECURITIES INC
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury Securities valued at $256,252,471, 0.00% - 3.13%, due 01/16/20 - 08/15/49)		1.72%		01/07/20	251,227,852	251,000,000
						18,713,333,878
29
Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 3.6%
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $978,860,609, 2.18% - 13.04%, due 10/14/21 - 06/01/77)		1.67%		01/07/20	857,278,287	857,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $331,208,703, 2.64% - 9.54%, due 02/12/23 - 09/25/48)		1.69%		01/07/20	288,094,640	288,000,000
Issued 11/27/19, repurchase date 02/24/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $289,669,454, 0.00% - 26.90%, due 05/01/20 - 12/31/99)		1.88%		02/04/20	254,714,526	253,800,000
Issued 12/19/19, repurchase date 03/18/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $406,062,956, 1.75% - 9.54%, due 09/27/21 - 12/31/99)		1.90%		02/04/20	364,902,922	364,000,000
BOFA SECURITIES INC
Issued 12/05/19, repurchase date 03/04/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $461,150,000, 2.10% - 3.64%, due 05/25/32 - 10/25/59)		2.02%		02/04/20	402,372,534	401,000,000
JP MORGAN SECURITIES LLC
Issued 12/04/19, repurchase date 06/03/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $578,278,524, 0.00% - 11.09%, due 01/23/20 - 03/17/61)		2.26%		03/30/20	505,687,190	502,000,000
Issued 12/30/19, repurchase date 06/26/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $335,821,174, 0.00% - 12.00%, due 01/15/22 - 11/25/59)		2.27%		03/30/20	293,675,512	292,000,000
RBC CAPITAL MARKETS LLC
Issued 12/10/19, repurchase date 03/09/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $397,915,754, 0.00% - 8.40%, due 01/17/20 - 02/12/55)		1.78%		02/04/20	376,038,333	375,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $99,759,682, 2.88% - 6.15%, due 09/15/20 - 01/14/50)		1.64%		01/02/20	95,008,656	95,000,000
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Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $99,783,174, 2.50% - 9.70%, due 08/15/23 - 08/15/53)		1.69%		01/07/20	95,031,218	95,000,000
Issued 10/29/19, repurchase date 04/27/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $180,212,681, 5.54% - 6.19%, due 03/25/29 - 03/25/49)		2.19%		04/06/20	156,508,667	155,000,000
Issued 11/19/19, repurchase date 04/21/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,321,548, 3.72%, due 01/21/31)		2.19%		04/06/20	2,016,912	2,000,000
Issued 10/24/19, repurchase date 04/21/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $346,452,565, 1.32% - 8.05%, due 02/20/20 - 09/27/66)		2.19%		04/06/20	300,991,175	298,000,000
Issued 10/23/19, repurchase date 04/20/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $344,467,780, 0.00% - 7.45%, due 03/20/22 - 10/25/56)		2.39%		04/06/20	299,262,084	296,000,000
Issued 10/28/19, repurchase date 04/24/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $180,368,254, 0.00% - 9.66%, due 10/25/23 - 08/25/57)		2.39%		04/06/20	156,656,735	155,000,000
Issued 11/19/19, repurchase date 04/20/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,485,044, 3.32% - 3.59%, due 12/20/28 - 04/07/52)		2.39%		04/06/20	3,027,684	3,000,000
						4,431,800,000
Total Repurchase Agreements
(Cost $37,223,133,878)						37,223,133,878
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $28,101,491,770 or 22.9% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

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Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
32
Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$84,962,298,228
Repurchase agreements, at cost and value (Note 2a)		37,223,133,878
Cash		2,226
Receivables:
Fund shares sold		863,732,026
Interest		197,488,924
Prepaid expenses	+	2,069,966
Total assets		123,248,725,248
Liabilities
Payables:
Investments bought		286,636,687
Investment adviser and administrator fees		18,546,720
Shareholder service fees		1,838,790
Independent trustees’ fees		1,079
Fund shares redeemed		424,223,433
Distributions to shareholders		47,790,312
Accrued expenses	+	1,126,531
Total liabilities		780,163,552
Net Assets
Total assets		123,248,725,248
Total liabilities	–	780,163,552
Net assets		$122,468,561,696
Net Assets by Source
Capital received from investors		122,468,501,862
Total distributable earnings		59,834

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$74,971,616,316		74,970,344,602		$1.00
Ultra Shares	$47,496,945,380		47,496,135,654		$1.00

33
Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$2,392,749,648
Expenses
Investment adviser and administrator fees		270,058,927
Shareholder service fees:
Investor Shares		93,869,050
Registration fees		2,928,243
Custodian fees		1,371,754
Portfolio accounting fees		1,349,042
Transfer agent fees		802,221
Shareholder reports		561,646
Professional fees		375,167
Independent trustees’ fees		313,803
Other expenses	+	831,300
Total expenses		372,461,153
Expense reduction by CSIM and its affiliates	–	85,734,958
Net expenses	–	286,726,195
Net investment income		2,106,023,453
Realized Gains (Losses)
Net realized gains on investments		254,559
Increase in net assets resulting from operations		$2,106,278,012
34
Schwab Prime Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$2,106,023,453	$922,141,124
Net realized gains (losses)	+	254,559	(164,307)
Increase in net assets from operations		2,106,278,012	921,976,817
Distributions to Shareholders
Investor Shares		(1,262,520,526)	(522,049,352)
Ultra Shares	+	(843,513,892)	(400,091,772)
Total distributions		($2,106,034,418)	($922,141,124)
Transactions in Fund Shares*
Shares Sold
Investor Shares		87,087,186,235	59,292,555,438
Ultra Shares	+	58,983,189,018	40,153,320,932
Total shares sold		146,070,375,253	99,445,876,370
Shares Reinvested
Investor Shares		1,007,857,296	425,137,746
Ultra Shares	+	683,726,772	327,411,432
Total shares reinvested		1,691,584,068	752,549,178
Shares Redeemed
Investor Shares		(60,844,579,725)	(26,952,054,314)
Ultra Shares	+	(41,724,416,538)	(23,538,075,824)
Total shares redeemed		(102,568,996,263)	(50,490,130,138)
Net transactions in fund shares		45,192,963,058	49,708,295,410
Net Assets
Beginning of period		77,275,355,044	27,567,223,941
Total increase	+	45,193,206,652	49,708,131,103
End of period		$122,468,561,696	$77,275,355,044
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
35
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.05%	1.76%	0.77%	0.23%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.43% [3]	0.46% [4]	0.27% [4]
Gross operating expenses	0.60%	0.62%	0.66%	0.63%	0.61%
Net investment income (loss)	2.03%	1.75%	0.77%	0.18%	0.01%
Net assets, end of period (x 1,000,000)	$210	$189	$199	$252	$700

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
36
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 47.7% of net assets
Asset-Backed Commercial Paper 17.0%
ALPINE SECURITIZATION LLC	a,b	2.03%		01/09/20	1,000,000	999,607
	a,b	2.03%		01/13/20	1,000,000	999,383
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.88%		02/06/20	1,000,000	998,182
BARTON CAPITAL SA	a,b	1.86%		02/19/20	1,900,000	1,895,313
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.02%		01/10/20	1,000,000	999,553
CAFCO LLC	a,b	2.18%		01/02/20	1,000,000	1,000,000
	a,b	2.01%		02/20/20	900,000	897,562
CHARIOT FUNDING LLC	a,b	1.86%		02/12/20	2,000,000	1,995,786
	a,b	2.09%		03/25/20	1,000,000	995,227
	a,b	2.09%		04/01/20	2,000,000	1,989,650
CHARTA LLC	a,b	2.10%		02/03/20	1,000,000	998,151
	a,b	1.99%		03/03/20	900,000	896,996
CRC FUNDING LLC	a,b	1.99%		03/03/20	1,000,000	996,662
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		01/03/20	1,100,000	1,099,939
	a,b	2.02%		02/11/20	1,000,000	1,000,000
	a,b	1.96%		03/06/20	500,000	500,000
KELLS FUNDING LLC	a,b	1.96%		01/30/20	1,000,000	998,646
	a,b	1.87%		02/12/20	1,100,000	1,097,954
	a,b	2.03%		02/18/20	700,000	698,358
	a,b	2.03%		03/27/20	1,100,000	1,094,964
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.87%		01/06/20	1,700,000	1,699,647
LMA AMERICAS LLC	a,b	1.93%		01/10/20	800,000	799,657
	a,b	2.01%		03/27/20	975,000	970,396
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.86%		02/03/20	1,000,000	998,356
	a,b	1.96%		02/14/20	1,000,000	997,671
MATCHPOINT FINANCE PLC	a,b	1.89%		02/04/20	1,000,000	998,277
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.00%		01/03/20	1,100,000	1,099,939
37
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.89%		03/04/20	1,000,000	996,762
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.81%		01/31/20	1,000,000	998,550
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.98%		01/31/20	2,000,000	1,996,826
VICTORY RECEIVABLES CORP	a,b	1.80%		01/06/20	2,000,000	1,999,600
						35,707,614
Certificates of Deposit 16.7%
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		1.90%		01/07/20	1,000,000	1,000,000
		1.90%		03/03/20	900,000	900,000
BNP PARIBAS (NEW YORK BRANCH)		1.96%		04/15/20	1,000,000	1,000,000
CITIBANK NA		1.84%		06/03/20	1,000,000	1,000,000
DNB BANK ASA (NEW YORK BRANCH)		1.97%		03/04/20	1,900,000	1,900,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.86%		02/20/20	1,900,000	1,900,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.90%		01/06/20	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.11%		01/28/20	500,000	500,000
		1.89%		05/04/20	200,000	200,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.10%		01/07/20	2,000,000	2,000,000
		1.94%		02/07/20	900,000	900,000
MUFG BANK LTD (LONDON BRANCH)		1.96%		01/27/20	1,000,000	1,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.23%		01/28/20	1,000,000	1,000,000
		2.05%		01/29/20	1,000,000	1,000,000
		1.94%		04/30/20	100,000	100,000
		1.92%		05/20/20	1,000,000	1,000,000
MUFG UNION BANK NA		1.85%		06/03/20	100,000	100,000
		1.88%		06/30/20	1,900,000	1,900,000
NORDEA BANK ABP (NEW YORK BRANCH)		1.97%		02/26/20	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.97%		02/26/20	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.08%		01/06/20	300,000	300,002
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.03%		01/16/20	2,500,000	2,500,000
		1.95%		01/28/20	1,000,000	1,000,000
		1.94%		02/10/20	300,000	300,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.11%		01/02/20	2,000,000	2,000,000
		1.87%		07/02/20	600,000	600,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.02%		04/24/20	2,000,000	2,000,000
		2.17%		06/19/20	1,000,000	1,000,000
WELLS FARGO BANK NA		1.88%		05/18/20	1,500,000	1,500,000
		1.90%		05/20/20	400,000	400,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)		1.87%		04/22/20	2,000,000	2,000,000
		1.87%		04/27/20	900,000	900,000
						34,900,002
38
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 7.8%
BANCO SANTANDER SA (NEW YORK BRANCH)		1.96%		03/05/20	1,000,000	996,588
BPCE SA	b	1.89%		03/09/20	1,000,000	996,501
CITIGROUP GLOBAL MARKETS INC	b	2.21%		01/10/20	1,000,000	999,513
	b	1.96%		05/04/20	900,000	894,035
DBS BANK LTD	b	2.00%		02/27/20	1,000,000	996,920
	b	2.00%		03/03/20	1,000,000	996,645
ERSTE ABWICKLUNGSANSTALT	b	2.04%		02/12/20	2,900,000	2,893,328
ING US FUNDING LLC	a	1.88%		05/06/20	1,000,000	993,542
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.95%		01/02/20	1,000,000	1,000,000
MACQUARIE BANK LTD	b	2.05%		01/23/20	100,000	99,880
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	1.91%		02/20/20	300,000	299,224
	b	1.94%		03/27/20	1,000,000	995,443
NEDERLANDSE WATERSCHAPSBANK NV	b	2.02%		02/19/20	900,000	897,600
NORDEA BANK ABP	b	1.49%		01/02/20	400,000	400,000
NRW BANK	b	1.99%		02/21/20	1,000,000	997,264
	b	1.93%		03/17/20	950,000	946,200
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.03%		01/09/20	1,000,000	999,607
						16,402,290
Non-Negotiable Time Deposits 5.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.60%		01/07/20	5,200,000	5,200,000
BANK OF NOVA SCOTIA (TORONTO BRANCH)		1.70%		01/02/20	2,500,000	2,500,000
DBS BANK LTD (SINGAPORE BRANCH)		1.85%		01/03/20	200,000	200,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%		01/02/20	600,000	600,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.53%		01/02/20	1,000,000	1,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		1.70%		01/07/20	2,000,000	2,000,000
						11,500,000
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 0.2%
European Investment Bank		1.90%		01/10/20	500,000	499,789
Other Instrument 0.5%
BANK OF AMERICA NA		2.30%		01/07/20	1,000,000	1,000,000
Total Fixed-Rate Obligations
(Cost $100,009,695)						100,009,695

Variable-Rate Obligations 25.1% of net assets
Asset-Backed Commercial Paper 2.1%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.22%)	a,b	1.96%	01/21/20	05/18/20	900,000	900,000
39
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.02%)	a,b	2.11%		01/03/20	1,000,000	1,000,000
COLLATERALIZED COMMERCIAL PAPER V COMPANY LLC
(1 mo. USD-LIBOR + 0.23%)	a	1.97%	01/13/20	03/12/20	900,000	900,000
MATCHPOINT FINANCE PLC
(1 mo. USD-LIBOR + 0.19%)	a,b	1.93%	01/21/20	02/18/20	1,000,000	1,000,000
STARBIRD FUNDING CORP
(1 mo. USD-LIBOR + 0.28%)	a,b	2.06%	01/24/20	04/24/20	500,000	500,000
						4,300,000
Financial Company Commercial Paper 5.2%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(3 mo. USD-LIBOR + 0.02%)	b	1.93%	02/14/20	05/14/20	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/09/20	06/09/20	1,000,000	1,000,000
HSBC USA INC
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/05/20	06/05/20	1,000,000	1,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.20%)	a,b	1.94%	01/15/20	05/15/20	1,900,000	1,900,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.09%)	b	2.00%	03/02/20	09/01/20	900,000	900,042
ROYAL BANK OF CANADA
(1 mo. USD-LIBOR + 0.14%)	b	1.92%		01/24/20	1,100,000	1,100,000
(3 mo. USD-LIBOR + 0.05%)	b	1.97%		02/26/20	1,000,000	1,000,000
UBS AG (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.12%)	b	2.01%	03/16/20	06/16/20	2,000,000	2,000,000
WESTPAC BANKING CORP
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/05/20	06/05/20	1,000,000	1,000,000
						10,900,042
Certificates of Deposit 13.4%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.96%	01/21/20	05/20/20	900,000	900,000
(3 mo. USD-LIBOR + 0.10%)		2.06%	03/30/20	09/28/20	1,800,000	1,800,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.84%	01/07/20	02/07/20	1,100,000	1,100,000
(SOFR + 0.16%)		1.70%	01/02/20	03/13/20	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.89%	01/13/20	02/12/20	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		1.97%	01/16/20	06/16/20	1,100,000	1,100,000
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/08/20	09/08/20	900,000	900,000
CREDIT SUISSE AG (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.25%)		2.28%		01/08/20	250,000	250,008
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/20/20	05/26/20	1,000,000	1,000,000
40
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.91%	01/06/20	03/04/20	400,000	400,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.99%	01/27/20	02/26/20	1,000,000	1,000,000
MUFG BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.25%)		1.96%	01/08/20	05/11/20	350,000	350,000
NORDEA BANK ABP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.89%	01/06/20	06/04/20	1,500,000	1,500,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.87%	01/21/20	02/20/20	1,500,000	1,500,000
(1 mo. USD-LIBOR + 0.12%)		1.82%	01/03/20	03/03/20	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.06%)		2.06%	01/17/20	04/17/20	300,000	300,000
(3 mo. USD-LIBOR + 0.11%)		2.02%	03/03/20	12/03/20	900,000	900,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.09%		01/02/20	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.19%)		1.98%	01/27/20	02/27/20	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.24%)		1.95%	01/09/20	04/09/20	900,000	900,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.89%	01/06/20	05/05/20	1,500,000	1,500,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		1.96%		03/24/20	900,000	900,000
(1 mo. USD-LIBOR + 0.30%)		2.04%	01/21/20	09/18/20	2,000,000	2,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.03%)		1.97%		01/24/20	900,000	900,000
(3 mo. USD-LIBOR + 0.03%)		1.98%		03/25/20	2,000,000	2,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.05%)		1.96%	03/03/20	06/03/20	900,000	900,014
						28,100,022
Variable Rate Demand Notes 2.2%
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	c	1.69%		01/07/20	500,000	500,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	1,785,000	1,785,000
NASSAU HEALTH CARE CORP
TAXABLE HEATH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	1.71%		01/07/20	220,000	220,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.86%		01/07/20	1,000,000	1,000,000
41
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	c	1.68%		01/07/20	200,000	200,000
						4,705,000
Other Instruments 1.7%
BANK OF AMERICA NA
(3 mo. USD-LIBOR + 0.02%)		1.92%		02/10/20	1,500,000	1,500,000
(EFFR + 0.36%)		1.91%	01/02/20	08/04/20	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.28%)		1.99%	01/06/20	10/06/20	1,000,000	1,000,000
						3,500,000
Non-Financial Company Commercial Paper 0.5%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.12%)		2.03%	02/18/20	08/04/20	500,000	500,000
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		1.94%	01/21/20	02/14/20	500,000	500,000
						1,000,000
Total Variable-Rate Obligations
(Cost $52,505,064)						52,505,064
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.2% of net assets
U.S. Government Agency Repurchase Agreements* 12.9%
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,304, 0.00% - 4.63%, due 02/27/20 - 07/20/49)		1.57%		01/02/20	1,000,087	1,000,000
BOFA SECURITIES INC
Issued 12/12/19, repurchase date 01/13/20 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.00%, due 12/01/49)		1.65%		01/07/20	1,001,192	1,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $1,029,653, 3.55% - 5.50%, due 04/01/21 - 08/25/25)		1.59%		01/02/20	1,000,309	1,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.50% - 6.00%, due 08/01/21 - 12/01/49)		1.55%		01/07/20	1,000,301	1,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00%, due 12/01/49)		1.57%		01/02/20	1,000,087	1,000,000
42
Schwab Prime Money Funds  |  Annual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 12/13/19, repurchase date 02/11/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,032,836, 1.75% - 2.50%, due 07/31/24 - 12/01/49)		1.64%		01/07/20	1,001,139	1,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $2,061,892, 2.50% - 4.50%, due 09/01/41 - 12/01/49)		1.74%		01/07/20	2,001,837	2,000,000
ROYAL BANK OF CANADA
Issued 11/21/19, repurchase date 02/21/20 (Collateralized by U.S. Government Agency Securities valued at $2,068,634, 2.24% - 4.50%, due 12/01/29 - 11/25/49)		1.64%		01/07/20	2,004,282	2,000,000
Issued 11/22/19, repurchase date 01/22/20 (Collateralized by U.S. Government Agency Securities valued at $3,098,587, 2.24% - 4.50%, due 12/01/29 - 12/01/49)		1.64%		01/07/20	3,006,287	3,000,000
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Government Agency Securities valued at $4,130,324, 2.55% - 4.00%, due 12/01/29 - 06/01/49)		1.64%		01/07/20	4,005,102	4,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $4,160,364, 3.50%, due 12/01/49)		1.57%		01/02/20	4,000,349	4,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $3,120,941, 3.50%, due 12/01/49)		1.55%		01/07/20	3,000,904	3,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $3,125,292, 3.00%, due 11/01/46)		1.65%		01/07/20	3,002,888	3,000,000
						27,000,000
U.S. Treasury Repurchase Agreements 13.1%
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $6,509,864, 2.00%, due 08/31/21)		1.55%		01/02/20	6,382,181	6,381,631
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $20,400,067, 2.13%, due 12/31/22)		1.55%		01/02/20	20,001,722	20,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $1,020,000, 0.00% - 4.75%, due 02/06/20 - 08/15/49)		1.50%		01/02/20	1,000,083	1,000,000
						27,381,631
Other Repurchase Agreements** 1.2%
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,149,536, 2.43% - 4.25%, due 04/15/24 - 11/21/49)		1.67%		01/07/20	1,000,325	1,000,000
43
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 11/27/19, repurchase date 02/24/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $692,376, 1.93% - 13.50%, due 08/01/22 - 12/31/99)		1.88%		02/04/20	602,162	600,000
BOFA SECURITIES INC
Issued 12/05/19, repurchase date 03/04/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,000, 5.39%, due 04/25/24)		2.02%		02/04/20	1,003,423	1,000,000
						2,600,000
Total Repurchase Agreements
(Cost $56,981,631)						56,981,631
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $63,419,816 or 30.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
44
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$152,514,759
Repurchase agreements, at cost and value (Note 2a)		56,981,631
Receivables:
Interest		290,873
Fund shares sold		152,798
Prepaid expenses	+	14,963
Total assets		209,955,024
Liabilities
Payables:
Investment adviser and administrator fees		45,319
Independent trustees’ fees		107
Fund shares redeemed		293,272
Distributions to shareholders		13,775
Accrued expenses	+	60,377
Total liabilities		412,850
Net Assets
Total assets		209,955,024
Total liabilities	–	412,850
Net assets		$209,542,174
Net Assets by Source
Capital received from investors		209,542,660
Total distributable loss		(486)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$209,542,174		209,548,688		$1.00

45
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$4,721,464
Expenses
Investment adviser and administrator fees		693,650
Shareholder service fees		297,279
Portfolio accounting fees		58,694
Professional fees		37,277
Independent trustees’ fees		34,778
Registration fees		26,251
Custodian fees		20,846
Transfer agent fees		2,043
Shareholder reports		1,465
Other expenses	+	8,091
Total expenses		1,180,374
Expense reduction by CSIM and its affiliates	–	486,724
Net expenses	–	693,650
Net investment income		4,027,814
Realized Gains (Losses)
Net realized gains on investments		69
Increase in net assets resulting from operations		$4,027,883
46
Schwab Prime Money Funds  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$4,027,814	$3,283,716
Net realized gains (losses)	+	69	(555)
Increase in net assets from operations		4,027,883	3,283,161
Distributions to Shareholders
Total distributions		($4,027,814)	($3,283,716)
Transactions in Fund Shares*
Shares sold		110,457,516	116,889,668
Shares reinvested		3,856,861	3,154,448
Shares redeemed	+	(93,786,246)	(129,869,806)
Net transactions in fund shares		20,528,131	(9,825,690)
Net Assets
Beginning of period		189,013,974	198,840,219
Total increase or decrease	+	20,528,200	(9,826,245)
End of period		$209,542,174	$189,013,974
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]
Total from investment operations	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	—
Total distributions	(0.02)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.05%	1.77%	0.73%	0.13%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.48% [3],[4]	0.55% [3]	0.27% [3]
Gross operating expenses	0.54%	0.57%	0.64%	0.65%	0.64%
Net investment income (loss)	2.02%	1.75%	0.73%	0.11%	0.01%
Net assets, end of period (x 1,000,000)	$652	$547	$568	$607	$1,025

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
48
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 47.2% of net assets
Asset-Backed Commercial Paper 15.1%
ALPINE SECURITIZATION LLC	a,b	2.03%		01/09/20	5,000,000	4,998,036
	a,b	2.03%		01/13/20	1,000,000	999,383
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.14%		01/03/20	1,000,000	999,941
	a,b	2.14%		01/06/20	1,000,000	999,763
	a,b	1.88%		02/06/20	1,000,000	998,182
	a,b	1.86%		02/26/20	2,000,000	1,994,347
BARTON CAPITAL SA	a,b	1.86%		02/21/20	2,000,000	1,994,861
BEDFORD ROW FUNDING CORP	a,b	1.86%		02/24/20	4,200,000	4,188,561
	a,b	1.92%		04/20/20	1,000,000	994,247
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.02%		01/10/20	3,000,000	2,998,660
	a,b	1.89%		02/19/20	2,000,000	1,994,987
CAFCO LLC	a,b	2.18%		01/02/20	2,000,000	2,000,000
	a,b	2.02%		02/19/20	2,000,000	1,994,667
	a,b	2.01%		02/20/20	800,000	797,833
	a,b	1.98%		04/09/20	1,500,000	1,491,997
CHARIOT FUNDING LLC	a,b	1.86%		02/12/20	500,000	498,947
	a,b	2.09%		03/25/20	6,000,000	5,971,365
CHARTA LLC	a,b	1.99%		03/03/20	3,000,000	2,989,986
CRC FUNDING LLC	a,b	1.99%		03/03/20	3,000,000	2,989,986
	a,b	2.05%		04/07/20	350,000	348,105
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		01/03/20	2,700,000	2,699,850
	a,b	2.02%		02/11/20	2,000,000	2,000,000
	a,b	1.98%		02/20/20	3,000,000	3,000,000
KELLS FUNDING LLC	a,b	1.96%		01/30/20	9,500,000	9,487,135
	a,b	1.87%		02/12/20	400,000	399,256
	a,b	2.03%		02/18/20	700,000	698,358
	a,b	2.04%		03/05/20	300,000	298,990
	a,b	2.03%		03/27/20	900,000	895,879
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.86%		01/13/20	3,000,000	2,998,304
	a,b	1.97%		01/23/20	2,000,000	1,997,713
LMA AMERICAS LLC	a,b	1.91%		02/07/20	550,000	548,955
	a,b	1.87%		02/13/20	4,000,000	3,991,320
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.86%		02/03/20	2,000,000	1,996,711
	a,b	1.86%		02/10/20	2,000,000	1,995,992
	a,b	1.96%		02/14/20	1,000,000	997,671
MATCHPOINT FINANCE PLC	a,b	1.89%		02/04/20	4,000,000	3,993,107
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.20%		01/16/20	1,000,000	999,156
	a,b	2.17%		01/28/20	2,000,000	1,996,894
OLD LINE FUNDING LLC	a,b	2.02%		02/25/20	1,000,000	997,000
	a,b	1.94%		04/20/20	1,000,000	994,187
PRICOA SHORT TERM FUNDING LLC	a,b	2.00%		02/19/20	1,500,000	1,496,040
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.89%		03/04/20	4,000,000	3,987,049
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.81%		01/31/20	2,000,000	1,997,100
STARBIRD FUNDING CORP	a,b	1.90%		03/16/20	1,000,000	996,115
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.14%		01/07/20	2,000,000	1,999,408
	a,b	1.98%		01/31/20	1,000,000	998,413
VICTORY RECEIVABLES CORP	a,b	1.80%		01/06/20	100,000	99,980
	a,b	1.83%		01/07/20	2,000,000	1,999,492
						98,803,929
Financial Company Commercial Paper 8.5%
BPCE SA	b	1.89%		03/09/20	2,000,000	1,993,002
	b	1.96%		03/26/20	4,000,000	3,981,800
	b	1.97%		03/26/20	1,000,000	995,427
CITIGROUP GLOBAL MARKETS INC	b	2.21%		01/10/20	2,000,000	1,999,027
	b	1.96%		05/04/20	4,000,000	3,973,487
	b	1.87%		06/05/20	400,000	396,814
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.55%		01/02/20	800,000	800,000
DBS BANK LTD	b	2.00%		02/27/20	700,000	697,844
	b	2.00%		03/03/20	1,000,000	996,645
	b	1.87%		05/04/20	1,000,000	993,679
ERSTE ABWICKLUNGSANSTALT	b	2.02%		01/23/20	400,000	399,533
	b	2.04%		02/12/20	4,100,000	4,090,568
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.92%		04/17/20	1,000,000	994,406
HSBC USA INC	b	2.28%		01/08/20	1,000,000	999,625
ING US FUNDING LLC	a,b	1.92%		04/21/20	1,000,000	994,194
	a	1.86%		05/01/20	900,000	894,480
	a,b	1.90%		05/01/20	600,000	596,240
	a	1.88%		05/06/20	1,000,000	993,542
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.95%		01/02/20	5,400,000	5,400,000
50
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MACQUARIE BANK LTD	b	2.05%		01/23/20	200,000	199,761
	b	1.90%		02/10/20	3,000,000	2,993,857
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	1.91%		02/20/20	700,000	698,190
NATIONAL BANK OF CANADA	b	1.91%		02/03/20	3,000,000	2,994,933
NATIONWIDE BUILDING SOCIETY	b	1.83%		01/29/20	1,665,000	1,662,727
NEDERLANDSE WATERSCHAPSBANK NV	b	2.02%		02/19/20	3,000,000	2,992,000
NORDEA BANK ABP	b	1.49%		01/02/20	1,300,000	1,300,000
NRW BANK	b	1.99%		02/21/20	2,000,000	1,994,528
	b	1.86%		03/03/20	700,000	697,806
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.03%		01/09/20	6,000,000	5,997,643
UNITED OVERSEAS BANK LTD	b	2.17%		02/04/20	1,000,000	998,029
Westpac Securities NZ Ltd	a,b	1.86%		03/04/20	680,000	677,833
						55,397,620
Non-Financial Company Commercial Paper 0.7%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	2.17%		04/03/20	1,000,000	994,531
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		1.91%		04/06/20	3,000,000	2,984,959
VERMONT ECONOMIC DEVELOPMENT AUTHORITY	a	1.85%		03/09/20	300,000	300,000
						4,279,490
Certificates of Deposit 18.8%
BANCO SANTANDER SA (NEW YORK BRANCH)		1.89%		02/12/20	3,000,000	3,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		1.90%		01/07/20	5,000,000	5,000,000
		1.90%		03/03/20	1,400,000	1,400,000
BRANCH BANKING AND TRUST COMPANY		2.12%		01/17/20	4,000,000	4,000,000
		1.88%		01/28/20	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.90%		05/27/20	2,000,000	2,000,000
CITIBANK NA		1.84%		06/03/20	6,000,000	6,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		2.11%		01/14/20	2,000,000	2,000,003
CREDIT SUISSE AG (NEW YORK BRANCH)		2.00%		03/19/20	1,000,000	1,000,000
		2.02%		06/23/20	300,000	300,000
DNB BANK ASA (NEW YORK BRANCH)		1.97%		03/04/20	1,400,000	1,400,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.86%		02/20/20	4,100,000	4,100,000
HSBC BANK USA NA (NEW YORK BRANCH)		1.88%		05/22/20	800,000	800,000
KBC BANK NV (NEW YORK BRANCH)		1.65%		01/03/20	3,000,000	3,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.90%		01/06/20	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.11%		01/28/20	500,000	500,000
		2.01%		02/10/20	1,000,000	1,000,000
		1.99%		02/18/20	1,000,000	1,000,000
		1.94%		02/19/20	1,000,000	1,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		2.10%		01/06/20	5,000,000	5,000,000
		2.10%		01/07/20	1,000,000	1,000,000
		1.94%		02/12/20	2,000,000	2,000,000
		1.90%		02/14/20	5,000,000	5,000,000
MUFG BANK LTD (LONDON BRANCH)		1.96%		01/27/20	6,000,000	6,000,000
MUFG BANK LTD (NEW YORK BRANCH)		1.94%		04/30/20	700,000	700,000
		1.90%		05/04/20	5,000,000	5,000,000
		1.92%		05/07/20	3,000,000	3,000,000
MUFG UNION BANK NA		1.85%		06/03/20	400,000	400,000
		1.88%		06/30/20	4,000,000	4,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.02%		01/07/20	2,000,000	2,000,002
NORDEA BANK ABP (NEW YORK BRANCH)		1.98%		02/19/20	4,500,000	4,500,000
		1.97%		02/26/20	400,000	400,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.17%		01/15/20	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.93%		04/21/20	900,000	900,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.07%		01/03/20	7,000,000	7,000,000
		2.03%		01/16/20	5,500,000	5,500,000
		1.94%		02/10/20	400,000	400,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.87%		07/02/20	8,000,000	8,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.00%		01/27/20	300,000	300,000
		2.02%		04/24/20	6,000,000	6,000,000
		1.90%		04/30/20	6,000,000	6,000,000
		2.17%		06/19/20	600,000	600,000
WELLS FARGO BANK NA		1.88%		05/18/20	5,000,000	5,000,000
		1.90%		05/20/20	500,000	500,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)		1.87%		04/22/20	3,000,000	3,000,000
						122,700,005
Non-Negotiable Time Deposits 3.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.60%		01/07/20	13,400,000	13,400,000
BANK OF NOVA SCOTIA (TORONTO BRANCH)		1.70%		01/02/20	2,900,000	2,900,000
		1.70%		01/03/20	2,100,000	2,100,000
DBS BANK LTD (SINGAPORE BRANCH)		1.85%		01/03/20	200,000	200,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.53%		01/02/20	1,300,000	1,300,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		01/02/20	3,400,000	3,400,000
NORDEA BANK ABP (NEW YORK BRANCH)		1.50%		01/02/20	1,000,000	1,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.70%		01/03/20	600,000	600,000
						24,900,000
Other Instrument 0.3%
BANK OF AMERICA NA		2.30%		01/07/20	2,000,000	2,000,000
Total Fixed-Rate Obligations
(Cost $308,081,044)						308,081,044
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 24.6% of net assets
Asset-Backed Commercial Paper 1.1%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.22%)	a,b	1.96%	01/21/20	05/18/20	1,100,000	1,100,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.02%)	a,b	2.11%		01/03/20	2,000,000	2,000,000
COLLATERALIZED COMMERCIAL PAPER V COMPANY LLC
(1 mo. USD-LIBOR + 0.23%)	a	1.97%	01/13/20	03/12/20	3,100,000	3,100,000
MATCHPOINT FINANCE PLC
(1 mo. USD-LIBOR + 0.29%)	a,b	2.03%	01/17/20	04/17/20	1,000,000	1,000,000
						7,200,000
Financial Company Commercial Paper 6.0%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(3 mo. USD-LIBOR + 0.02%)	b	1.93%	02/14/20	05/14/20	4,000,000	4,000,000
(3 mo. USD-LIBOR + 0.03%)	b	1.95%	02/26/20	05/26/20	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/09/20	06/09/20	3,000,000	3,000,000
DNB BANK ASA
(1 mo. USD-LIBOR + 0.17%)	b	1.95%	01/24/20	02/24/20	2,000,000	2,000,000
ERSTE ABWICKLUNGSANSTALT
(1 mo. USD-LIBOR + 0.15%)	b	1.94%	01/27/20	02/26/20	5,000,000	5,000,000
HSBC USA INC
(3 mo. USD-LIBOR + 0.05%)	b	1.95%	02/19/20	05/19/20	2,000,000	2,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.20%)	a,b	1.94%	01/15/20	05/15/20	6,100,000	6,100,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.09%)	b	2.01%	02/27/20	08/27/20	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.09%)	b	2.00%	03/02/20	09/01/20	2,000,000	2,000,093
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.05%)	b	1.97%		02/26/20	5,000,000	5,000,000
(EFFR + 0.35%)	b	1.90%	01/02/20	08/03/20	4,000,000	4,000,000
(EFFR + 0.34%)	b	1.89%	01/02/20	09/01/20	500,000	500,000
(EFFR + 0.40%)	b	1.95%	01/02/20	09/21/20	600,000	600,000
UBS AG (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.12%)	b	2.01%	03/16/20	06/16/20	2,000,000	2,000,000
						39,200,093
Certificates of Deposit 13.4%
BANK OF MONTREAL (CHICAGO BRANCH)
(3 mo. USD-LIBOR + 0.16%)		2.10%	01/27/20	10/26/20	1,000,000	1,000,000
53
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.11%		01/02/20	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.20%)		1.96%	01/21/20	05/20/20	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.10%)		2.06%	03/30/20	09/28/20	5,200,000	5,200,000
BNP PARIBAS (SAN FRANCISCO BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.85%	01/03/20	02/03/20	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.84%	01/07/20	02/07/20	900,000	900,000
(SOFR + 0.16%)		1.70%	01/02/20	03/13/20	3,000,000	3,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.89%	01/13/20	02/12/20	2,000,000	2,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.86%	01/17/20	02/18/20	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.14%)		1.85%	01/06/20	04/06/20	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.23%)		1.97%	01/16/20	06/16/20	900,000	900,000
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/08/20	09/08/20	2,100,000	2,100,000
CREDIT SUISSE AG (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.25%)		2.28%		01/08/20	3,000,000	3,000,098
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/20/20	05/26/20	3,000,000	3,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.91%	01/06/20	03/04/20	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.99%	01/27/20	02/26/20	5,000,000	5,000,000
MUFG BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.25%)		1.96%	01/08/20	05/11/20	900,000	900,000
NORDEA BANK ABP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.89%	01/06/20	06/04/20	1,500,000	1,500,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.87%	01/21/20	02/20/20	3,500,000	3,500,000
(1 mo. USD-LIBOR + 0.11%)		1.91%	01/28/20	02/28/20	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.06%)		2.06%	01/17/20	04/17/20	500,000	500,000
(1 mo. USD-LIBOR + 0.16%)		1.90%	01/15/20	05/15/20	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.11%)		2.02%	03/03/20	12/03/20	700,000	700,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.09%		01/02/20	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.13%)		1.85%		01/10/20	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.19%)		1.98%	01/27/20	02/27/20	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/02/20	04/01/20	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/19/20	08/19/20	3,000,000	3,000,000
(3 mo. USD-LIBOR + 0.10%)		2.06%	03/30/20	09/30/20	1,000,000	1,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		1.96%		03/24/20	100,000	100,000
(EFFR + 0.35%)		1.90%	01/02/20	07/30/20	500,000	500,000
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/10/20	08/10/20	3,000,000	3,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(EFFR + 0.35%)		1.90%	01/02/20	08/20/20	700,000	700,000
(1 mo. USD-LIBOR + 0.30%)		2.04%	01/21/20	09/18/20	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.31%)		2.07%	01/21/20	10/20/20	1,000,000	1,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.03%)		1.97%		01/24/20	7,000,000	7,000,000
(3 mo. USD-LIBOR + 0.03%)		1.93%		02/04/20	700,000	700,000
(3 mo. USD-LIBOR + 0.03%)		1.98%		03/25/20	3,000,000	3,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.05%)		1.96%	03/03/20	06/03/20	2,000,000	2,000,030
						87,200,128
Variable Rate Demand Notes 1.9%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	1.82%		01/07/20	2,970,000	2,970,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	1.80%		01/07/20	1,960,000	1,960,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	c	1.69%		01/07/20	500,000	500,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	1.86%		01/07/20	1,500,000	1,500,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.78%		01/07/20	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	895,000	895,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	1.80%		01/07/20	1,080,000	1,080,000
NASSAU HEALTH CARE CORP
TAXABLE HEATH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	1.71%		01/07/20	1,000,000	1,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.86%		01/07/20	1,000,000	1,000,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	c	1.68%		01/07/20	800,000	800,000
						12,705,000
Other Instruments 1.0%
BANK OF AMERICA NA
(3 mo. USD-LIBOR + 0.02%)		1.92%		02/10/20	5,500,000	5,500,000
(1 mo. USD-LIBOR + 0.28%)		1.99%	01/06/20	10/06/20	1,000,000	1,000,000
						6,500,000
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 1.2%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.13%)		2.05%	02/26/20	08/18/20	2,000,000	2,000,000
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		1.93%	01/24/20	02/11/20	1,500,000	1,500,000
(1 mo. USD-LIBOR + 0.15%)		1.94%	01/21/20	02/14/20	4,500,000	4,500,000
						8,000,000
Total Variable-Rate Obligations
(Cost $160,805,221)						160,805,221
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.8% of net assets
U.S. Government Agency Repurchase Agreements* 13.3%
BMO CAPITAL MARKETS CORP
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $1,030,090, 2.50% - 3.50%, due 09/01/46 - 12/20/49)		1.57%		01/02/20	1,000,087	1,000,000
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,100,906, 0.00% - 4.63%, due 05/21/20 - 11/25/49)		1.57%		01/02/20	5,000,436	5,000,000
BOFA SECURITIES INC
Issued 12/12/19, repurchase date 01/13/20 (Collateralized by U.S. Government Agency Securities valued at $3,090,001, 3.00%, due 12/01/49)		1.65%		01/07/20	3,003,575	3,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $2,040,058, 1.99% - 9.00%, due 01/01/25 - 10/01/49)		1.59%		01/02/20	2,000,618	2,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $3,090,000, 2.50% - 5.50%, due 05/01/29 - 09/15/49)		1.55%		01/07/20	3,000,904	3,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $2,060,000, 3.00%, due 12/01/49)		1.57%		01/02/20	2,000,174	2,000,000
RBC DOMINION SECURITIES INC
Issued 12/13/19, repurchase date 02/11/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,065,648, 1.75% - 5.00%, due 07/31/24 - 08/01/49)		1.64%		01/07/20	2,002,278	2,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $6,185,676, 2.50% - 6.00%, due 10/15/36 - 12/01/49)		1.74%		01/07/20	6,005,510	6,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
ROYAL BANK OF CANADA
Issued 11/21/19, repurchase date 02/21/20 (Collateralized by U.S. Government Agency Securities valued at $8,274,535, 2.09% - 4.50%, due 01/25/29 - 09/01/49)		1.64%		01/07/20	8,017,129	8,000,000
Issued 11/22/19, repurchase date 01/22/20 (Collateralized by U.S. Government Agency Securities valued at $9,295,760, 2.09% - 4.50%, due 01/25/29 - 09/01/49)		1.64%		01/07/20	9,018,860	9,000,000
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Government Agency Securities valued at $12,390,969, 2.09% - 4.00%, due 12/01/29 - 03/01/49)		1.64%		01/07/20	12,015,307	12,000,000
Issued 12/12/19, repurchase date 02/04/20 (Collateralized by U.S. Government Agency Securities valued at $2,065,068, 2.24% - 4.00%, due 12/01/29 - 12/01/49)		1.64%		01/07/20	2,002,369	2,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $16,641,451, 3.50%, due 12/01/49)		1.57%		01/02/20	16,001,396	16,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $8,322,509, 3.50%, due 12/01/49)		1.55%		01/07/20	8,002,411	8,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $8,334,110, 2.50% - 3.00%, due 01/01/35 - 11/01/46)		1.65%		01/07/20	8,007,700	8,000,000
						87,000,000
U.S. Treasury Repurchase Agreements 12.7%
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $6,598,109, 2.00%, due 08/31/21)		1.55%		01/02/20	6,468,726	6,468,169
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $72,420,065, 2.13%, due 12/31/22)		1.55%		01/02/20	71,006,114	71,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $4,080,000, 0.00% - 3.63%, due 02/06/20 - 08/15/49)		1.50%		01/02/20	4,000,333	4,000,000
RBC DOMINION SECURITIES INC
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury Securities valued at $1,020,993, 1.38% - 2.00%, due 07/31/24 - 02/15/44)		1.72%		01/07/20	1,000,908	1,000,000
						82,468,169
Other Repurchase Agreements** 1.8%
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,577, 2.43% - 4.25%, due 04/15/24 - 11/21/49)		1.67%		01/07/20	4,001,299	4,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 11/27/19, repurchase date 02/24/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $633,781, 2.08% - 12.34%, due 12/15/21 - 12/31/99)		1.88%		02/04/20	602,162	600,000
BOFA SECURITIES INC
Issued 12/05/19, repurchase date 03/04/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,001, 5.39%, due 04/25/24)		2.02%		02/04/20	5,017,114	5,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,288, 4.50%, due 01/14/22)		1.64%		01/02/20	1,000,091	1,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,051,358, 4.50%, due 01/14/22)		1.69%		01/07/20	1,000,329	1,000,000
						11,600,000
Total Repurchase Agreements
(Cost $181,068,169)						181,068,169
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $190,408,151 or 29.2% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Investor Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$468,886,265
Repurchase agreements, at cost and value (Note 2a)		181,068,169
Receivables:
Fund shares sold		2,997,249
Interest		869,171
Prepaid expenses	+	22,077
Total assets		653,842,931
Liabilities
Payables:
Investment adviser and administrator fees		171,489
Independent trustees’ fees		109
Fund shares redeemed		1,112,070
Distributions to shareholders		126,722
Accrued expenses	+	86,782
Total liabilities		1,497,172
Net Assets
Total assets		653,842,931
Total liabilities	–	1,497,172
Net assets		$652,345,759
Net Assets by Source
Capital received from investors		652,349,639
Total distributable loss		(3,880)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$652,345,759		652,263,165		$1.00

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Schwab Investor Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$14,504,134
Expenses
Investment adviser and administrator fees		2,139,874
Shareholder service fees		917,089
Portfolio accounting fees		95,301
Registration fees		40,686
Professional fees		39,739
Independent trustees’ fees		35,642
Custodian fees		25,147
Shareholder reports		7,696
Transfer agent fees		5,397
Other expenses	+	12,484
Total expenses		3,319,055
Expense reduction by CSIM and its affiliates	–	1,179,181
Net expenses	–	2,139,874
Net investment income		12,364,260
Realized Gains (Losses)
Net realized gains on investments		598
Increase in net assets resulting from operations		$12,364,858
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Schwab Investor Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$12,364,260	$9,709,063
Net realized gains (losses)	+	598	(4,478)
Increase in net assets from operations		12,364,858	9,704,585
Distributions to Shareholders
Total distributions		($12,364,260)	($9,709,063)
Transactions in Fund Shares*
Shares sold		417,234,733	358,189,574
Shares reinvested		11,013,516	8,701,814
Shares redeemed	+	(323,309,844)	(387,307,439)
Net transactions in fund shares		104,938,405	(20,416,051)
Net Assets
Beginning of period		547,406,756	567,827,285
Total increase or decrease	+	104,939,003	(20,420,529)
End of period		$652,345,759	$547,406,756
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Prime Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Investor Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Prime Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2019, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Value Advantage Money Fund	$37,223,133,878
Schwab Retirement Advantage Money Fund	56,981,631
Schwab Investor Money Fund	181,068,169
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.
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Financial Notes (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that a fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Financial Notes (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar-denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Value Advantage Money Fund	0.27%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Value Advantage Money Fund
Investor Shares	0.15%
Ultra Shares	n/a
Schwab Retirement Advantage Money Fund	0.15%
Schwab Investor Money Fund	0.15%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Value Advantage Money Fund
Investor Shares	0.35%
Ultra Shares	0.19%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Value Advantage Money Fund	$166,468,606	$—
Schwab Retirement Advantage Money Fund	1,001,511	—
Schwab Investor Money Fund	2,002,923	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Tax cost	$122,185,432,106	$209,496,390	$649,954,434
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Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Undistributed ordinary income	$59,834	$—	$—
Total	$59,834	$—	$—
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
No expiration	$—	$486	$3,880
Total	$—	$486	$3,880
For the fiscal year ended December 31, 2019, the funds had capital loss carryforwards utilized as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Capital loss carryforwards utilized	$164,307	$69	$598
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Current period distributions
Ordinary income	$2,106,034,418	$4,027,814	$12,364,260
Prior period distributions
Ordinary income	$922,141,124	$3,283,716	$9,709,063
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the funds did not incur any interest or penalties.

8. Subsequent Events:
The Board of the Trust has determined that it is in the best interests of each of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (each, a Target Fund and collectively, the Target Funds), each a series of the trust, and their respective shareholders to reorganize with and into the Schwab Value Advantage Money Fund (the Surviving Fund). Accordingly, the Board has approved Agreements and Plans of Reorganization (the Plans of Reorganization) that would provide for the reorganization of each of the Target Funds into the Surviving Fund. The Surviving Fund has the identical investment objective and investment strategy to that of each of the Target Funds.
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Financial Notes (continued)

8. Subsequent Events (continued):
The Plans of Reorganization approved by the Board sets forth the terms by which each of the Target Funds will transfer its assets and liabilities to the Surviving Fund in exchange for Investor Shares of the Surviving Fund, and subsequently distribute those Surviving Fund shares to shareholders of each of the Target Funds (the Reorganization). After the Reorganization is consummated, shareholders of each of the Target Funds will become shareholders of the Surviving Fund. The Reorganization is intended to be tax-free, meaning that shareholders of each of the Target Funds will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes and the Reorganization will be tax-free.
Shareholder approval of the Reorganization is not required. Shareholders of each of the Target Funds will receive a prospectus/information statement prior to the Reorganization that describes the investment objective, strategies, expenses and risks of an investment in the Surviving Fund and provides further details about the Reorganization. It is expected that the Reorganization will occur on or about February 24, 2020. The investment adviser will bear the costs associated with the Reorganization.
Other than the planned reorganization as discussed above, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (three of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

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Notes

Schwab Prime Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13860-23
00240577

Annual Report  |  December 31, 2019
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first year the Fed had done so since the end of 2008. The rate cuts were a significant reversal from market expectations of continued interest rate increases heading into 2019, coming on the heels of four hikes in 2018. Now, going into 2020, most observers are predicting that interest rates will remain unchanged, but whether these forecasts prove accurate remains unknown.
An important takeaway for investors is that market conditions and interest rate forecasts can quickly change—for better or for worse. That’s why, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Government Money Funds are prime examples of how we can help in this regard, providing straightforward options for a dedicated asset allocation or as a temporary place to hold cash.
Designed to offer stability of capital, liquidity, and current income, the Schwab Government Money Funds are actively managed, investing in government securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. We take great pride in our position as one of the largest money market fund managers in the U.S., and by offering no investment minimums on the funds’ Investor Shares, we can help investors realize the benefits of professional money management without the typical barriers to entry.
As we reflect on the past year and look forward to this new decade, making sure that your portfolio is well-positioned for the long-term is one positive resolution that you can set at any time. And, with clear objectives, straightforward pricing, and a consistent approach to investing, our products and solutions can help make it a resolution that you can stick to and accomplish.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times.”
Management views may have changed since the report date.
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Schwab Government Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a portfolio manager performing fixed income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed income global banking and investments.
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Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as the completion of anticipated client redemptions during the first four months of the period, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 8 days and ending at 37 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	37 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	1.10%	1.32%
Seven-Day Yield (without waivers)[2]	1.10%	1.20%
Seven-Day Effective Yield (with waivers)[2]	1.11%	1.33%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as the completion of anticipated client redemptions during the first four months of the period, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 8 days and ending at 53 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	53 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Investor Shares
Ticker Symbol	SNSXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.35%
Seven-Day Yield (without waivers)[2]	1.22%
Seven-Day Effective Yield (with waivers)[2]	1.36%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as the completion of anticipated client redemptions during the first four months of the period, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 10 days and ending at 38 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	38 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Treasury Obligations Money Fund
Investor Shares
Ticker Symbol	SNOXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.35%
Seven-Day Yield (without waivers)[2]	1.22%
Seven-Day Effective Yield (with waivers)[2]	1.36%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.56%	$1,000.00	$1,007.40	$2.83
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.38	$2.85
Investor Shares
Actual Return	0.35%	$1,000.00	$1,008.40	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,008.20	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,008.40	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.01	0.00 [2]	0.00 [2]	—
Net realized and unrealized gains (losses)	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.65%	1.23%	0.26%	0.01%	—
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.59%	0.62%	0.63% [3],[4]	0.39% [3]	0.14% [3]
Gross operating expenses	0.59%	0.62%	0.68%	0.71%	0.72%
Net investment income (loss)	1.64%	1.12%	0.25%	0.01%	0.00%
Net assets, end of period (x 1,000,000)	$12,450	$11,325	$25,324	$32,377	$23,017

Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/21/15 [6]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.00 [2]	0.00 [2]	—
Net realized and unrealized gains (losses)	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.02	0.02	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.90%	1.51%	0.50%	0.05%	– [7]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.40% [3],[4]	0.33%	0.20% [8]
Gross operating expenses	0.47%	0.48%	0.53%	0.55%	0.57% [8]
Net investment income (loss)	1.84%	1.66%	0.51%	0.09%	0.00% [8]
Net assets, end of period (x 1,000,000)	$13,436	$7,871	$1,362	$939	$100
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
5
Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
6
Commencement of operations.
7
Not annualized.
8
Annualized.
11
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 31.6% of net assets
U.S. Government Agency Debt 17.4%
FEDERAL HOME LOAN BANKS		1.83%		01/02/20	372,300,000	372,300,000
		1.92%		01/03/20	86,000,000	85,995,437
		1.71%		01/08/20	214,000,000	213,939,260
		1.57%		01/15/20	165,000,000	164,906,812
		1.69%		01/15/20	175,000,000	174,893,833
		2.07%		01/15/20	213,000,000	212,998,011
		1.59%		01/29/20	84,500,000	84,399,614
		1.59%		02/04/20	85,400,000	85,275,529
		1.58%		02/05/20	170,900,000	170,644,979
		1.60%		02/10/20	85,400,000	85,252,898
		1.58%		02/12/20	64,100,000	63,985,240
		1.58%		02/19/20	85,500,000	85,321,134
		1.60%		02/26/20	230,500,000	229,937,964
		1.60%		02/28/20	85,500,000	85,283,671
		1.62%		03/02/20	213,900,000	213,895,292
		1.59%		03/04/20	213,000,000	212,418,202
		1.57%		03/05/20	192,500,000	192,487,275
		1.57%		03/06/20	230,000,000	229,984,511
		1.57%		03/11/20	76,800,000	76,570,368
		1.58%		03/13/20	42,600,000	42,467,674
		1.87%		03/13/20	33,000,000	32,879,205
		2.13%		03/13/20	63,000,000	63,028,542
		4.13%		03/13/20	47,000,000	47,202,931
		1.59%		03/18/20	265,000,000	264,116,078
		1.91%		03/20/20	116,300,000	115,823,751
		1.90%		03/25/20	43,000,000	42,813,817
		1.60%		03/27/20	229,800,000	228,937,835
		1.61%		04/24/20	230,000,000	229,984,638
		1.94%		05/01/20	1,000,000	993,633
		1.75%		06/12/20	22,700,000	22,714,351
		1.98%		06/16/20	86,000,000	86,000,000
		2.04%		06/18/20	18,900,000	18,724,041
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.75%		08/12/20	70,000,000	69,971,945
		1.80%		08/28/20	42,700,000	42,711,075
		1.88%		09/24/20	14,000,000	14,001,282
		3.13%		12/11/20	18,020,000	18,269,488
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.65%		04/27/20	3,000,000	2,995,529
		2.20%		04/27/20	3,000,000	3,000,684
		2.25%		11/24/20	1,341,000	1,348,145
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.63%		01/21/20	47,600,000	47,588,472
		1.50%		07/30/20	16,142,000	16,132,474
		2.88%		10/30/20	35,726,000	36,085,933
						4,488,281,553
U.S. Treasury Debt 14.2%
UNITED STATES TREASURY		1.38%		01/15/20	528,000,000	527,864,038
		1.25%		01/31/20	370,000,000	369,757,070
		3.63%		02/15/20	190,000,000	190,347,935
		2.25%		02/29/20	27,500,000	27,513,086
		1.64%		04/09/20	45,500,000	45,298,106
		1.69%		04/09/20	183,900,000	183,062,969
		1.13%		04/30/20	134,000,000	133,674,214
		2.38%		04/30/20	412,000,000	412,731,348
		3.50%		05/15/20	38,000,000	38,228,341
		1.50%		05/31/20	140,000,000	139,801,530
		1.38%		05/31/20	33,800,000	33,734,281
		1.63%		06/30/20	102,000,000	101,944,694
		2.50%		06/30/20	85,621,000	85,975,062
		1.88%		06/30/20	61,700,000	61,767,129
		1.50%		07/15/20	69,400,000	69,303,699
		2.63%		07/31/20	54,000,000	54,296,993
		2.63%		08/15/20	193,500,000	194,547,788
		2.75%		09/30/20	255,000,000	257,076,092
		2.00%		09/30/20	91,200,000	91,449,561
		1.38%		10/31/20	134,400,000	134,112,595
		1.75%		10/31/20	154,000,000	154,088,875
		2.63%		11/15/20	139,100,000	140,271,590
		1.63%		11/30/20	149,200,000	149,193,910
		2.50%		12/31/20	26,500,000	26,715,758
		1.75%		12/31/20	53,000,000	53,057,124
						3,675,813,788
Total Fixed-Rate Obligations
(Cost $8,164,095,341)						8,164,095,341

Variable-Rate Obligations 20.7% of net assets
U.S. Government Agency Debt 20.2%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. USD-LIBOR - 0.14%)		1.75%		03/12/20	4,000,000	3,999,962
(1 mo. USD-LIBOR - 0.01%)		1.74%	01/18/20	06/18/20	127,800,000	127,800,000
13
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.01%)		1.81%	01/29/20	06/29/20	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.01%)		1.72%	01/02/20	07/02/20	92,000,000	92,000,000
(1 mo. USD-LIBOR - 0.03%)		1.71%	01/16/20	07/16/20	59,000,000	58,991,479
(1 mo. USD-LIBOR - 0.02%)		1.68%	01/05/20	08/05/20	47,250,000	47,249,100
(1 mo. USD-LIBOR - 0.02%)		1.69%	01/01/20	09/01/20	202,250,000	202,240,028
(1 mo. USD-LIBOR - 0.05%)		1.67%	01/09/20	10/09/20	200,000,000	199,916,599
(1 mo. USD-LIBOR - 0.01%)		1.79%	01/30/20	10/30/20	139,100,000	139,091,555
(SOFR + 0.07%)		1.61%	01/01/20	08/20/21	11,000,000	11,000,000
(SOFR + 0.21%)		1.75%	01/01/20	10/28/21	32,100,000	32,100,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.01%)		1.55%	01/02/20	02/21/20	106,700,000	106,700,000
(SOFR + 0.02%)		1.56%	01/02/20	02/21/20	76,000,000	76,000,000
(SOFR + 0.03%)		1.57%	01/02/20	03/06/20	103,000,000	103,000,000
(SOFR + 0.07%)		1.61%	01/01/20	03/27/20	215,000,000	215,000,000
(3 mo. USD-LIBOR - 0.14%)		1.85%	01/13/20	04/13/20	106,500,000	106,500,000
(SOFR + 0.04%)		1.58%	01/02/20	05/08/20	125,000,000	125,000,000
(3 mo. USD-LIBOR - 0.18%)		1.73%	02/08/20	05/08/20	20,000,000	19,998,272
(SOFR + 0.08%)		1.62%	01/02/20	05/11/20	126,400,000	126,400,000
(SOFR + 0.02%)		1.56%	01/02/20	05/14/20	48,000,000	48,000,000
(1 mo. USD-LIBOR - 0.02%)		1.75%	01/20/20	05/20/20	106,250,000	106,250,000
(SOFR + 0.02%)		1.56%	01/02/20	05/22/20	59,900,000	59,900,000
(1 mo. USD-LIBOR - 0.02%)		1.68%	01/03/20	06/03/20	128,500,000	128,500,000
(3 mo. USD-LIBOR - 0.22%)		1.67%	03/08/20	06/08/20	213,700,000	213,700,000
(1 mo. USD-LIBOR + 0.06%)		1.80%	01/12/20	06/12/20	85,400,000	85,400,000
(3 mo. USD-LIBOR - 0.22%)		1.71%	03/23/20	06/23/20	85,200,000	85,200,000
(1 mo. USD-LIBOR - 0.02%)		1.67%	01/01/20	07/01/20	137,250,000	137,250,000
(SOFR + 0.10%)		1.64%	01/02/20	07/17/20	34,200,000	34,200,000
(SOFR + 0.03%)		1.57%	01/02/20	08/21/20	23,900,000	23,900,000
(SOFR + 0.04%)		1.58%	01/02/20	08/25/20	48,000,000	48,000,000
(SOFR + 0.05%)		1.59%	01/02/20	09/28/20	69,800,000	69,800,000
(SOFR + 0.11%)		1.64%	01/01/20	10/01/20	27,500,000	27,500,000
(1 mo. USD-LIBOR - 0.01%)		1.79%	01/26/20	10/26/20	114,750,000	114,750,000
(1 mo. USD-LIBOR + 0.00%)		1.79%	01/26/20	10/26/20	331,450,000	331,455,335
(SOFR + 0.11%)		1.65%	01/01/20	01/15/21	55,100,000	55,100,000
(SOFR + 0.04%)		1.58%	01/02/20	02/09/21	55,100,000	55,100,000
(SOFR + 0.10%)		1.64%	01/02/20	02/22/21	108,300,000	108,300,000
(SOFR + 0.07%)		1.61%	01/02/20	02/26/21	104,500,000	104,500,000
(SOFR + 0.12%)		1.66%	01/01/20	03/12/21	97,800,000	97,801,689
(SOFR + 0.17%)		1.71%	01/02/20	04/09/21	33,000,000	33,000,000
(1 mo. USD-LIBOR + 0.07%)		1.76%	01/04/20	05/04/21	114,600,000	114,600,000
(SOFR + 0.10%)		1.64%	01/01/20	05/07/21	27,500,000	27,500,000
(SOFR + 0.06%)		1.60%	01/02/20	05/14/21	143,000,000	143,000,000
(SOFR + 0.08%)		1.62%	01/02/20	06/11/21	88,000,000	88,000,000
(SOFR + 0.08%)		1.62%	01/02/20	07/08/21	87,500,000	87,500,000
(SOFR + 0.09%)		1.63%	01/02/20	09/10/21	137,700,000	137,700,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		1.57%	01/01/20	06/17/20	85,000,000	85,000,000
(SOFR + 0.04%)		1.58%	01/01/20	09/10/20	256,900,000	256,900,000
(SOFR + 0.03%)		1.57%	01/01/20	02/19/21	68,700,000	68,700,000
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.01%)		1.55%	01/01/20	05/22/20	192,300,000	192,286,762
(SOFR + 0.08%)		1.62%	01/01/20	10/30/20	116,000,000	116,004,355
						5,222,785,136
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		1.64%	01/02/20	01/31/21	144,500,000	144,434,129
Total Variable-Rate Obligations
(Cost $5,367,219,265)						5,367,219,265
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 47.2% of net assets
U.S. Government Agency Repurchase Agreements* 24.8%
BANK OF NOVA SCOTIA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $877,242,262, 2.50% - 7.00%, due 05/01/26 - 11/01/49)		1.57%		01/02/20	851,691,516	851,617,236
BMO CAPITAL MARKETS CORP
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $32,962,875, 3.00% - 5.50%, due 08/01/39 - 12/20/49)		1.57%		01/02/20	32,002,791	32,000,000
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $182,832,173, 0.00% - 8.13%, due 01/30/20 - 10/25/59)		1.57%		01/02/20	178,015,526	178,000,000
BOFA SECURITIES INC
Issued 11/12/19, repurchase date 01/10/20 (Collateralized by U.S. Government Agency Securities valued at $618,000,001, 3.00% - 4.00%, due 10/01/45 - 07/01/49)		1.60%		01/07/20	601,493,333	600,000,000
Issued 12/12/19, repurchase date 01/13/20 (Collateralized by U.S. Government Agency Securities valued at $134,930,001, 3.00%, due 12/01/49)		1.65%		01/07/20	131,156,108	131,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $86,166,352, 1.22% - 9.50%, due 01/01/21 - 09/16/59)		1.59%		01/02/20	84,025,970	84,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $257,500,000, 3.00% - 8.00%, due 08/20/27 - 05/20/48)		1.56%		01/02/20	250,021,667	250,000,000
15
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/27/19, repurchase date 01/03/20 (Collateralized by U.S. Government Agency Securities valued at $103,020,600, 3.00% - 6.50%, due 03/20/27 - 06/15/49)		1.80%		01/03/20	100,035,000	100,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $515,000,000, 2.50% - 7.00%, due 11/01/21 - 12/20/49)		1.55%		01/07/20	500,150,694	500,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $86,520,000, 3.00%, due 07/25/49 - 12/25/49)		1.57%		01/02/20	84,007,327	84,000,000
RBC DOMINION SECURITIES INC
Issued 12/13/19, repurchase date 02/11/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $84,687,973, 0.00% - 5.00%, due 01/02/20 - 11/20/49)		1.64%		01/07/20	82,093,389	82,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $250,519,919, 0.00% - 7.00%, due 01/02/20 - 12/01/49)		1.74%		01/07/20	243,223,155	243,000,000
ROYAL BANK OF CANADA
Issued 11/21/19, repurchase date 02/21/20 (Collateralized by U.S. Government Agency Securities valued at $517,158,422, 2.09% - 4.50%, due 12/01/29 - 12/01/49)		1.64%		01/07/20	501,070,556	500,000,000
Issued 11/22/19, repurchase date 01/22/20 (Collateralized by U.S. Government Agency Securities valued at $352,206,029, 1.50% - 4.69%, due 09/01/24 - 02/01/57)		1.64%		01/07/20	341,714,584	341,000,000
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Government Agency Securities valued at $466,726,486, 2.09% - 5.00%, due 07/01/29 - 10/25/49)		1.64%		01/07/20	452,576,551	452,000,000
Issued 12/12/19, repurchase date 02/04/20 (Collateralized by U.S. Government Agency Securities valued at $85,700,306, 2.09% - 4.50%, due 12/01/29 - 12/01/49)		1.64%		01/07/20	83,098,309	83,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $936,081,640, 2.00% - 5.50%, due 03/01/28 - 03/01/49)		1.57%		01/02/20	900,078,500	900,000,000
Issued 12/27/19, repurchase date 01/03/20 (Collateralized by U.S. Government Agency Securities valued at $379,732,860, 3.00% - 4.00%, due 07/01/49 - 09/01/49)		1.80%		01/03/20	365,127,750	365,000,000
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Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $344,343,751, 2.20% - 6.58%, due 02/01/21 - 11/01/48)		1.55%		01/07/20	331,099,760	331,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $337,531,428, 3.00% - 4.00%, due 06/01/34 - 09/01/49)		1.65%		01/07/20	324,311,850	324,000,000
						6,431,617,236
U.S. Treasury Repurchase Agreements 22.4%
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $32,642,751, 2.00% - 3.50%, due 05/15/20 - 08/31/21)		1.50%		01/02/20	32,002,667	32,000,000
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $216,642,701, 1.38% - 3.50%, due 05/15/20 - 10/15/22)		1.55%		01/02/20	212,394,715	212,376,427
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 11/08/19, repurchase date 02/06/20 (Collateralized by U.S. Treasury Securities valued at $128,032,356, 4.38%, due 05/15/40)		1.67%		02/06/20	125,521,875	125,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $1,125,090,628, 2.25% - 2.88%, due 05/31/25 - 11/15/27)		1.45%		01/02/20	1,125,090,625	1,125,000,000
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $2,935,560,093, 0.13% - 4.38%, due 09/30/20 - 05/15/49)		1.55%		01/02/20	2,878,247,828	2,878,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $161,160,000, 0.38% - 4.38%, due 01/15/27 - 02/15/42)		1.50%		01/02/20	158,013,167	158,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $459,000,050, 1.75% - 2.50%, due 02/29/24 - 02/15/46)		1.55%		01/02/20	450,038,750	450,000,000
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $510,000,040, 1.25% - 3.00%, due 12/31/21 - 02/15/49)		1.55%		01/02/20	500,043,056	500,000,000
Issued 09/19/19, repurchase date 03/17/20 (Collateralized by U.S. Treasury Securities valued at $153,760,538, 0.00% - 3.00%, due 01/21/20 - 11/15/45) (SOFR + 0.03%)	(a)	1.57%	01/02/20	03/17/20	151,177,500	150,000,000
RBC DOMINION SECURITIES INC
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury Securities valued at $52,067,228, 0.00% - 2.50%, due 01/02/20 - 08/15/49)		1.72%		01/07/20	51,046,297	51,000,000
17
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $116,290,017, 1.38%, due 01/31/20)		1.55%		01/02/20	114,009,817	114,000,000
						5,795,376,427
Total Repurchase Agreements
(Cost $12,226,993,663)						12,226,993,663
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable-rate security.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$13,531,314,606
Repurchase agreements, at cost and value (Note 2a)		12,226,993,663
Receivables:
Fund shares sold		184,106,113
Interest		37,678,434
Prepaid expenses	+	533,835
Total assets		25,980,626,651
Liabilities
Payables:
Investment adviser and administrator fees		6,535,493
Shareholder service fees		583,184
Independent trustees’ fees		225
Fund shares redeemed		80,923,913
Distributions to shareholders		6,198,095
Accrued expenses	+	384,452
Total liabilities		94,625,362
Net Assets
Total assets		25,980,626,651
Total liabilities	–	94,625,362
Net assets		$25,886,001,289
Net Assets by Source
Capital received from investors		25,886,001,289

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$12,449,912,205		12,449,774,387		$1.00
Investor Shares	$13,436,089,084		13,435,979,181		$1.00

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Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$508,005,596
Expenses
Investment adviser and administrator fees		70,266,502
Shareholder service fees:
Sweep Shares		32,855,900
Investor Shares		16,511,347
Registration fees		929,075
Portfolio accounting fees		285,431
Shareholder reports		264,297
Custodian fees		200,765
Transfer agent fees		160,174
Professional fees		92,488
Independent trustees’ fees		80,647
Other expenses	+	235,137
Total expenses		121,881,763
Expense reduction by CSIM and its affiliates	–	12,737,013
Net expenses	–	109,144,750
Net investment income		398,860,846
Increase in net assets resulting from operations		$398,860,846
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Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$398,860,846	$255,713,787
Net realized gains	+	—	220,847
Increase in net assets from operations		398,860,846	255,934,634
Distributions to Shareholders
Sweep Shares		(196,271,690)	(195,679,650)
Investor Shares	+	(202,589,156)	(60,062,321)
Total distributions		($398,860,846)	($255,741,971)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		74,108,620,167	95,802,789,585
Investor Shares	+	22,309,630,136	13,491,195,200
Total shares sold		96,418,250,303	109,293,984,785
Shares Reinvested
Sweep Shares		196,271,641	195,662,792
Investor Shares	+	149,520,937	44,119,643
Total shares reinvested		345,792,578	239,782,435
Shares Redeemed
Sweep Shares		(73,179,965,757)	(109,997,660,483)
Investor Shares	+	(16,894,530,221)	(7,026,283,536)
Total shares redeemed		(90,074,495,978)	(117,023,944,019)
Net transactions in fund shares		6,689,546,903	(7,490,176,799)
Net Assets
Beginning of period		19,196,454,386	26,686,438,522
Total increase or decrease	+	6,689,546,903	(7,489,984,136)
End of period		$25,886,001,289	$19,196,454,386
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	(0.01) [4]
Total from investment operations	0.02	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.01)
Distributions from net realized gains	(0.00) [3]	(0.00) [3]
Total distributions	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00
Total return	1.84%	1.40% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35% [6]
Gross operating expenses	0.49%	0.49% [6]
Net investment income (loss)	1.77%	1.64% [6]
Net assets, end of period (x 1,000,000)	$7,517	$3,414

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Annualized.
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 82.1% of net assets
U.S. Treasury Debt 82.1%
UNITED STATES TREASURY		1.53%		01/02/20	139,214,000	139,214,000
		2.07%		01/02/20	9,423,000	9,423,000
		2.08%		01/02/20	46,975,000	46,975,000
		1.49%		01/07/20	32,301,000	32,294,327
		1.53%		01/07/20	200,000,000	199,957,472
		1.54%		01/07/20	100,000,000	99,978,597
		1.52%		01/14/20	22,319,000	22,307,732
		1.53%		01/14/20	400,000,000	399,796,267
		1.54%		01/14/20	100,000,000	99,948,667
		1.38%		01/15/20	225,000,000	224,930,481
		1.54%		01/21/20	28,527,000	28,503,874
		1.40%		01/28/20	70,000,000	69,929,172
		1.49%		01/28/20	300,000,000	299,678,250
		1.56%		01/28/20	500,000,000	499,437,208
		1.60%		01/28/20	100,000,000	99,884,769
		1.25%		01/31/20	181,000,000	180,895,389
		1.38%		01/31/20	236,804,000	236,741,212
		2.00%		01/31/20	94,000,000	93,980,344
		1.51%		02/04/20	150,000,000	149,793,063
		1.52%		02/04/20	400,000,000	399,444,500
		1.53%		02/04/20	200,000,000	199,720,325
		3.63%		02/15/20	102,000,000	102,186,528
		1.54%		02/18/20	250,000,000	249,497,361
		1.55%		02/18/20	335,000,000	334,323,341
		1.55%		02/25/20	250,000,000	249,418,750
		1.57%		02/25/20	250,000,000	249,413,500
		1.25%		02/29/20	143,000,000	142,841,167
		1.38%		02/29/20	173,082,000	173,014,548
		2.25%		02/29/20	6,200,000	6,202,950
		2.25%		03/31/20	30,000,000	30,015,051
		1.64%		04/09/20	135,000,000	134,400,975
		1.69%		04/09/20	52,633,000	52,393,130
23
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.13%		04/30/20	27,500,000	27,433,185
		2.38%		04/30/20	18,100,000	18,126,904
		3.50%		05/15/20	48,750,000	49,079,638
		1.38%		05/31/20	37,000,000	36,957,214
		1.50%		05/31/20	31,000,000	30,956,053
		2.50%		05/31/20	76,000,000	76,185,616
		1.50%		06/15/20	30,000,000	29,987,165
		1.63%		06/30/20	27,000,000	26,988,132
		1.88%		06/30/20	10,000,000	10,010,880
		2.50%		06/30/20	22,879,000	22,972,024
		1.50%		07/15/20	37,225,000	37,170,167
		1.63%		07/31/20	60,000,000	60,001,340
		2.00%		07/31/20	60,000,000	60,131,793
		2.63%		07/31/20	14,000,000	14,076,998
		2.63%		08/15/20	45,000,000	45,261,546
		1.38%		08/31/20	33,000,000	32,947,699
		2.13%		08/31/20	24,000,000	24,078,505
		2.63%		08/31/20	10,000,000	10,064,525
		2.00%		09/30/20	37,900,000	38,007,584
		2.75%		09/30/20	92,000,000	92,746,312
		1.38%		10/31/20	55,300,000	55,181,487
		1.75%		10/31/20	15,000,000	15,008,657
		1.75%		11/15/20	27,247,000	27,271,654
		2.63%		11/15/20	40,000,000	40,331,593
		1.63%		11/30/20	15,000,000	14,999,388
		2.50%		12/31/20	16,879,000	17,019,176
Total Fixed-Rate Obligations
(Cost $6,169,536,185)						6,169,536,185

Variable-Rate Obligations 16.4% of net assets
U.S. Treasury Debt 16.4%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.01%)		1.53%	01/02/20	01/31/20	172,000,000	171,985,341
(3 mo. US TBILL + 0.03%)		1.56%	01/02/20	04/30/20	265,000,000	264,913,850
(3 mo. US TBILL + 0.04%)		1.57%	01/02/20	07/31/20	274,000,000	273,890,081
(3 mo. US TBILL + 0.05%)		1.57%	01/02/20	10/31/20	159,000,000	158,822,964
(3 mo. US TBILL + 0.12%)		1.64%	01/02/20	01/31/21	206,000,000	205,920,338
(3 mo. US TBILL + 0.14%)		1.66%	01/02/20	04/30/21	156,000,000	155,905,464
Total Variable-Rate Obligations
(Cost $1,231,438,038)						1,231,438,038

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
24
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$7,400,974,223
Receivables:
Fund shares sold		143,108,613
Interest		15,166,169
Prepaid expenses	+	180,425
Total assets		7,559,429,430
Liabilities
Payables:
Investment adviser and administrator fees		2,004,539
Shareholder service fees		22,751
Independent trustees’ fees		119
Fund shares redeemed		36,319,468
Distributions to shareholders		3,557,975
Accrued expenses	+	215,631
Total liabilities		42,120,483
Net Assets
Total assets		7,559,429,430
Total liabilities	–	42,120,483
Net assets		$7,517,308,947
Net Assets by Source
Capital received from investors		7,517,308,947

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$7,517,308,947		7,516,446,363		$1.00

25
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$118,392,640
Expenses
Investment adviser and administrator fees		18,018,888
Shareholder service fees:
Sweep Shares[1]		1,268,812
Investor Shares		7,671,323
Registration fees		423,268
Portfolio accounting fees		89,182
Professional fees		66,430
Shareholder reports		61,526
Independent trustees’ fees		46,193
Custodian fees		32,866
Transfer agent fees		23,424
Other expenses	+	82,068
Total expenses		27,783,980
Expense reduction by CSIM and its affiliates	–	7,558,072
Net expenses	–	20,225,908
Net investment income		98,166,732
Realized Gains (Losses)
Net realized gains on investments		63,841
Increase in net assets resulting from operations		$98,230,573
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1 and 4).
26
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$98,166,732	$131,125,914
Net realized gains	+	63,841	112,999
Increase in net assets from operations		98,230,573	131,238,913
Distributions to Shareholders1,2
Sweep Shares		(7,599,203)	(106,330,852)
Investor Shares	+	(90,608,531)	(24,821,392)
Total distributions		($98,207,734)	($131,152,244)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		2,172,193,014	34,205,148,408
Investor Shares	+	11,354,052,246	5,385,048,230
Total shares sold		13,526,245,260	39,590,196,638
Shares Reinvested
Sweep Shares		7,437,144	106,316,569
Investor Shares	+	64,899,626	18,596,314
Total shares reinvested		72,336,770	124,912,883
Shares Redeemed
Sweep Shares		(6,174,391,422)	(45,853,787,196)
Investor Shares	+	(7,315,947,549)	(1,990,202,504)
Total shares redeemed		(13,490,338,971)	(47,843,989,700)
Net transactions in fund shares		108,243,059	(8,128,880,179)
Net Assets
Beginning of period		7,409,043,049	15,537,836,559
Total increase or decrease	+	108,265,898	(8,128,793,510)
End of period		$7,517,308,947	$7,409,043,049
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Investor Shares commenced operations on January 17, 2018.
[2]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.02	0.01	0.00 [3]	—
Net realized and unrealized gains (losses)	0.00 [3]	(0.01) [4]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.02	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.01)	(0.00) [3]	—
Distributions from net realized gains	(0.00) [3]	—	(0.00) [3]	—	—
Total distributions	(0.02)	(0.01)	(0.01)	(0.00) [3]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.89%	1.51%	0.58%	0.06%	—
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.33% [5],[6]	0.30% [5]	0.12% [5]
Gross operating expenses	0.48%	0.49%	0.54%	0.58%	0.59%
Net investment income (loss)	1.86%	1.57%	0.65%	0.11%	0.00%
Net assets, end of period (x 1,000,000)	$10,820	$7,545	$3,125	$692	$51

1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
28
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 23.1% of net assets
U.S. Treasury Debt 23.1%
UNITED STATES TREASURY		1.25%		01/31/20	373,000,000	372,707,317
		1.38%		01/31/20	117,000,000	116,918,453
		2.00%		01/31/20	186,000,000	185,960,842
		3.63%		02/15/20	98,000,000	98,175,800
		1.25%		02/29/20	50,000,000	49,932,375
		2.25%		02/29/20	11,700,000	11,705,567
		1.64%		04/09/20	110,000,000	109,511,906
		1.69%		04/09/20	75,000,000	74,658,837
		1.13%		04/30/20	52,000,000	51,873,648
		2.38%		04/30/20	135,000,000	135,220,152
		3.50%		05/15/20	16,000,000	16,096,143
		1.38%		05/31/20	90,263,000	90,076,002
		1.50%		05/31/20	58,000,000	57,917,777
		2.50%		05/31/20	100,000,000	100,240,019
		1.63%		06/30/20	42,600,000	42,575,512
		1.88%		06/30/20	73,000,000	73,047,331
		2.50%		06/30/20	40,000,000	40,165,409
		1.50%		07/15/20	40,000,000	39,944,495
		2.00%		07/31/20	30,000,000	30,067,570
		2.63%		07/31/20	23,000,000	23,126,497
		2.63%		08/15/20	100,000,000	100,541,493
		1.38%		08/31/20	50,000,000	49,830,744
		2.63%		08/31/20	15,000,000	15,096,788
		2.00%		09/30/20	74,300,000	74,513,852
		2.75%		09/30/20	197,000,000	198,603,881
		1.38%		10/31/20	57,000,000	56,878,098
		1.75%		10/31/20	58,000,000	58,033,473
		2.63%		11/15/20	59,100,000	59,597,611
		1.63%		11/30/20	56,000,000	55,997,714
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.75%		12/31/20	37,000,000	37,039,879
		2.50%		12/31/20	71,921,000	72,543,276
Total Fixed-Rate Obligations
(Cost $2,498,598,461)						2,498,598,461

Variable-Rate Obligations 16.7% of net assets
U.S. Treasury Debt 16.7%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.01%)		1.53%	01/02/20	01/31/20	221,000,000	220,981,469
(3 mo. US TBILL + 0.03%)		1.56%	01/02/20	04/30/20	125,000,000	124,970,598
(3 mo. US TBILL + 0.04%)		1.57%	01/02/20	07/31/20	562,000,000	561,843,533
(3 mo. US TBILL + 0.05%)		1.57%	01/02/20	10/31/20	391,000,000	390,615,175
(3 mo. US TBILL + 0.12%)		1.64%	01/02/20	01/31/21	325,800,000	325,675,157
(3 mo. US TBILL + 0.14%)		1.66%	01/02/20	04/30/21	178,625,000	178,534,860
Total Variable-Rate Obligations
(Cost $1,802,620,792)						1,802,620,792
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 59.5% of net assets
U.S. Treasury Repurchase Agreements 59.5%
BANK OF NOVA SCOTIA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $218,298,864, 0.00% - 4.75%, due 01/02/20 - 02/15/49)		1.55%		01/02/20	214,018,428	214,000,000
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $1,094,187,914, 0.00% - 6.63%, due 01/09/20 - 02/15/46)		1.55%		01/02/20	1,072,733,224	1,072,640,858
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $839,067,588, 2.63% - 2.88%, due 03/31/25 - 05/31/25)		1.45%		01/02/20	839,067,586	839,000,000
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $1,220,940,063, 2.63% - 3.38%, due 12/31/23 - 05/15/44)		1.55%		01/02/20	1,197,103,075	1,197,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $67,320,008, 0.00% - 2.00%, due 12/03/20 - 10/31/22)		1.50%		01/02/20	66,005,500	66,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $510,000,065, 0.50% - 3.63%, due 02/15/20 - 01/15/28)		1.55%		01/02/20	500,043,056	500,000,000
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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $510,000,049, 1.38% - 4.75%, due 10/15/20 - 02/15/41)		1.55%		01/02/20	500,043,056	500,000,000
RBC DOMINION SECURITIES INC
Issued 12/16/19, repurchase date 01/16/20 (Collateralized by U.S. Government Agency Securities valued at $102,144,147, 0.13% - 3.00%, due 04/15/21 - 05/15/49)		1.64%		01/07/20	100,100,222	100,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury Securities valued at $436,956,376, 0.00% - 3.13%, due 01/02/20 - 08/15/49)		1.72%		01/07/20	428,388,529	428,000,000
Royal Bank of Canada
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Treasury Securities valued at $460,129,067, 0.13% - 3.38%, due 06/30/21 - 05/15/49)		1.61%		01/07/20	450,563,500	450,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $1,094,554,253, 0.00% - 3.00%, due 04/16/20 - 08/15/49)		1.55%		01/02/20	1,073,092,397	1,073,000,000
Total Repurchase Agreements
(Cost $6,439,640,858)						6,439,640,858

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$4,301,219,253
Repurchase agreements, at cost and value (Note 2a)		6,439,640,858
Receivables:
Fund shares sold		158,785,086
Interest		17,950,122
Prepaid expenses	+	188,203
Total assets		10,917,783,522
Liabilities
Payables:
Investment adviser and administrator fees		2,907,844
Shareholder service fees		31,217
Independent trustees’ fees		164
Fund shares redeemed		89,187,154
Distributions to shareholders		5,563,159
Accrued expenses	+	163,500
Total liabilities		97,853,038
Net Assets
Total assets		10,917,783,522
Total liabilities	–	97,853,038
Net assets		$10,819,930,484
Net Assets by Source
Capital received from investors		10,819,930,484

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$10,819,930,484		10,819,909,581		$1.00

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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$212,294,579
Expenses
Investment adviser and administrator fees		31,050,758
Shareholder service fees:
Sweep Shares[1]		61,323
Investor Shares		14,401,193
Registration fees		347,326
Portfolio accounting fees		191,374
Custodian fees		123,774
Transfer agent fees		77,343
Professional fees		71,943
Independent trustees’ fees		53,454
Shareholder reports		39,454
Other expenses	+	87,246
Total expenses		46,505,188
Expense reduction by CSIM and its affiliates	–	12,778,992
Net expenses	–	33,726,196
Net investment income		178,568,383
Realized Gains (Losses)
Net realized gains on investments		13,662
Increase in net assets resulting from operations		$178,582,045
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1 and 4).
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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$178,568,383	$78,790,590
Net realized gains	+	13,662	1,156
Increase in net assets from operations		178,582,045	78,971,746
Distributions to Shareholders1
Sweep Shares		(377,268)	(4,631,083)
Investor Shares	+	(178,197,503)	(74,339,507)
Total distributions		($178,574,771)	($78,970,590)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		114,290,563	2,181,721,325
Investor Shares	+	19,268,186,905	13,037,354,089
Total shares sold		19,382,477,468	15,219,075,414
Shares Reinvested
Sweep Shares		376,015	4,631,084
Investor Shares	+	121,586,371	48,845,278
Total shares reinvested		121,962,386	53,476,362
Shares Redeemed
Sweep Shares		(300,236,869)	(2,692,932,818)
Investor Shares	+	(16,114,398,609)	(8,666,193,809)
Total shares redeemed		(16,414,635,478)	(11,359,126,627)
Net transactions in fund shares		3,089,804,376	3,913,425,149
Net Assets
Beginning of period		7,730,118,834	3,816,692,529
Total increase	+	3,089,811,650	3,913,426,305
End of period		$10,819,930,484	$7,730,118,834
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers two share classes: Sweep Shares and Investor Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer one share class, Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective April 10, 2019, the Sweep Shares of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund were liquidated.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2019, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$12,226,993,663
Schwab Treasury Obligations Money Fund	6,439,640,858
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Government Money Fund	0.31%
Schwab U.S. Treasury Money Fund	0.33%
Schwab Treasury Obligations Money Fund	0.32%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of a fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares*	0.15%	0.10%
Investor Shares	0.15%	n/a
Schwab U.S. Treasury Money Fund
Sweep Shares**	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab Treasury Obligations Money Fund
Sweep Shares**	0.15%	0.15%
Investor Shares	0.15%	n/a
* Prior to July 1, 2019, the sweep administration fee of the Schwab Government Money Fund was 0.15%.
** Effective April 10, 2019, Sweep Shares of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund were liquidated.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.70%
Investor Shares	0.35%
Schwab U.S. Treasury Money Fund
Sweep Shares**	0.55%
Investor Shares	0.35%
Schwab Treasury Obligations Money Fund
Sweep Shares**	0.60%
Investor Shares	0.35%
** Effective April 10, 2019, Sweep Shares of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund were liquidated.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Government Money Funds
Financial Notes (continued)

7. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Tax cost	$25,758,308,269	$7,400,974,223	$10,740,860,111
As of December 31, 2019, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Current period distributions
Ordinary income	$398,860,846	$98,207,734	$178,574,771
Prior period distributions
Ordinary income	$255,741,971	$131,152,244	$78,970,590
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (three of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

49
Schwab Government Money Funds  |  Annual Report

Notes

Notes

Schwab Government Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31360-15
00240576

Annual Report  |  December 31, 2019
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first year the Fed had done so since the end of 2008. The rate cuts were a significant reversal from market expectations of continued interest rate increases heading into 2019, coming on the heels of four hikes in 2018. Now, going into 2020, most observers are predicting that interest rates will remain unchanged, but whether these forecasts prove accurate remains unknown.
An important takeaway for investors is that market conditions and interest rate forecasts can quickly change—for better or for worse. That’s why, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund are prime examples of how we can help in this regard, providing straightforward options for a dedicated asset allocation or as a temporary place to hold cash.
Designed to offer stability of capital, liquidity, and current income, the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. We take great pride in our position as one of the largest money market fund managers in the U.S., and by offering no investment minimums on the funds’ Investor Shares, we can help investors realize the benefits of professional money management without the typical barriers to entry.
As we reflect on the past year and look forward to this new decade, making sure that your portfolio is well-positioned for the long-term is one positive resolution that you can set at any time. And, with clear objectives, straightforward pricing, and a consistent approach to investing, our products and solutions can help make it a resolution that you can stick to and accomplish.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times.”
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2019, demand for muni money market securities remained strong amid seasonal influences, escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rates cuts by the end of the reporting period—in July, September, and October. These changes placed downward pressure on muni money market security yields. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Short-term muni money market fund yields were volatile over the reporting period, particularly during the first half of the year, as a result of the shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities such as tax payments and seasonal note issuance. Over the second half of the year, as the Fed enacted rate cuts, volatility moderated and yields trended downward until a typical, seasonally spurred year-end spike in December. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.06% and 2.30%, and ended the reporting period at 1.61%.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of ongoing Brexit-related uncertainties.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 23 days and ending at 32 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	32 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	1.25%	1.40%
Seven-Day Yield (without waivers)[2]	1.12%	1.27%
Seven-Day Effective Yield (with waivers)[2]	1.26%	1.41%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.13%	2.39%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2019, demand for muni money market securities remained strong amid seasonal influences, escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rates cuts by the end of the reporting period—in July, September, and October. These changes placed downward pressure on muni money market security yields. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Short-term muni money market fund yields were volatile over the reporting period, particularly during the first half of the year, as a result of the shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities such as tax payments and seasonal note issuance. Over the second half of the year, as the Fed enacted rate cuts, volatility moderated and yields trended downward until a typical, seasonally spurred year-end spike in December. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.06% and 2.30%, and ended the reporting period at 1.61%.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of ongoing Brexit-related uncertainties.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 23 days and ending at 34 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	34 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab AMT Tax-Free Money Fund
Investor Shares
Ticker Symbol	SWWXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.26%
Seven-Day Yield (without waivers)[2]	1.10%
Seven-Day Effective Yield (with waivers)[2]	1.27%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.15%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,005.20	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,006.00	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.24	$0.97
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,005.20	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.20%	1.15%	0.48%	0.12%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.34%	0.42% [4]	0.34% [5]	0.08% [5]
Gross operating expenses	0.48%	0.48%	0.53%	0.55%	0.55%
Net investment income (loss)	1.19%	1.17%	0.50%	0.12%	0.01%
Net assets, end of period (x 1,000,000)	$2,674	$2,735	$822	$519	$548

Ultra Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[6],[7]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.35%	1.30%	0.67%	0.27%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.22% [4]	0.20% [5]	0.08% [5]
Gross operating expenses	0.33%	0.33%	0.47%	0.55%	0.55%
Net investment income (loss)	1.33%	1.31%	0.71%	0.32%	0.01%
Net assets, end of period (x 1,000,000)	$13,010	$12,748	$5,832	$2,020	$823
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective November 17, 2017, the Select Shares merged into Ultra Shares.
7
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 27.7% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		1.43%		01/08/20	9,450,000	9,450,000
CP		1.23%		01/23/20	67,550,000	67,550,000
						77,000,000
California 1.5%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.22%		03/04/20	28,000,000	28,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.25%		04/09/20	18,490,000	18,490,000
RB (Kaiser Permanente) Series 2004I		1.22%		03/04/20	34,610,000	34,610,000
RB (Kaiser Permanente) Series 2006D		1.30%		02/04/20	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2009B-1		1.32%		02/06/20	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2009B-4		1.32%		02/06/20	40,000,000	40,000,000
RB (Kaiser Permanente) Series 2009B2		1.28%		03/03/20	28,500,000	28,500,000
RB (Kaiser Permanente) Series 2009B3		1.28%		03/03/20	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B3		1.22%		03/05/20	16,900,000	16,900,000
RB (Kaiser Permanente) Series 2009B5		1.30%		02/11/20	6,250,000	6,250,000
RB (Kaiser Permanente) Series 2009B6		1.30%		02/11/20	6,880,000	6,880,000
						228,630,000
Colorado 0.1%
Colorado
TRAN Series 2019A		3.00%		06/29/20	22,000,000	22,178,587
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.20%		01/03/20	13,240,000	13,240,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.3%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.43%	01/07/20	07/10/20	45,000,000	45,000,000
Florida 2.8%
Florida Development Finance Corp
Surface Transportation Facility RB (Virgin Trains USA) Series 2019B (ESCROW)		1.90%		03/17/20	99,000,000	99,009,083
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.21%		01/03/20	40,533,000	40,533,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.18%		01/23/20	2,500,000	2,500,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.25%		01/23/20	15,200,000	15,200,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.16%		02/20/20	4,600,000	4,600,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.23%		02/27/20	900,000	900,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		1.40%		01/09/20	14,900,000	14,900,000
CP Series A (LOC: BANK OF AMERICA NA)		1.43%		01/09/20	27,550,000	27,550,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.17%		03/03/20	20,000,000	20,000,000
Miami-Dade Cnty
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		1.37%		01/08/20	34,500,000	34,500,000
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		1.22%		01/23/20	45,000,000	45,000,000
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		1.20%		02/07/20	31,500,000	31,500,000
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		1.26%		02/07/20	7,000,000	7,000,000
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		1.30%		03/10/20	18,493,000	18,493,000
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		1.30%		03/17/20	10,000,000	10,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.18%		03/10/20	47,404,000	47,404,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.20%		04/07/20	22,000,000	22,000,000
						441,089,083
Georgia 0.7%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		1.50%		03/23/20	30,000,000	30,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series J4 (LOC: BANK OF AMERICA NA)		1.50%		03/23/20	2,866,000	2,866,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K1-K4 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.45%		03/23/20	24,000,000	24,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K1-K4 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.50%		03/23/20	25,000,000	25,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.28%		03/23/20	15,000,000	15,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.47%		03/23/20	12,906,000	12,905,988
						109,771,988

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho 1.2%
Idaho
TAN 2019		3.00%		06/30/20	165,000,000	166,365,386
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.25%		02/03/20	16,000,000	16,000,000
						182,365,386
Illinois 0.5%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.40%		01/03/20	11,029,000	11,029,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.17%		03/04/20	40,000,000	40,000,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.16%		04/02/20	7,000,000	7,000,000
RB (Univ Of Chicago) Series 1998B		1.88%		02/13/20	20,500,000	20,504,582
						78,533,582
Indiana 0.1%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A10		1.50%		05/01/20	7,120,000	7,121,519
Kentucky 1.1%
Kentucky Asset/Liability Commission
TRAN 2019A		3.00%		06/25/20	64,210,000	64,694,365
Louisville & Jefferson Cnty Metro Sewer District
BAN 2019		3.00%		10/23/20	57,000,000	57,738,209
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		1.20%		02/03/20	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.20%		01/16/20	8,200,000	8,200,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.16%		01/22/20	10,540,000	10,540,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.17%		01/24/20	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.13%		02/06/20	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.20%		02/11/20	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.12%		02/12/20	10,000,000	10,000,000
						176,172,574
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.40%		04/09/20	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		2.00%		03/15/20	20,000,000	20,000,000
						30,000,000
Maryland 0.4%
Montgomery Cnty
BAN Series 2010A (LIQ: PNC BANK NATIONAL ASSOCIATION)		1.16%		01/29/20	39,000,000	39,000,000
RB (Trinity Health) Series 2013MD		1.16%		03/02/20	28,000,000	28,000,000
						67,000,000
Massachusetts 0.8%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		1.37%		01/02/20	48,000,000	48,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare)Series 2008H2		1.34%		01/09/20	14,040,000	14,040,000
Revenue Notes (Harvard Univ) Series EE		1.29%		01/22/20	30,000,000	30,000,000
Massachusetts Port Auth
CP Notes Series 2012B (LOC: TD BANK NA)		1.22%		02/12/20	14,500,000	14,500,000
Univ of Massachusetts Building Auth
CP Notes Series 2013B1 (LIQ: US BANK NATIONAL ASSOCIATION)		1.17%		02/12/20	2,300,000	2,300,000
CP Notes Series 2013B1 (LIQ: US BANK NATIONAL ASSOCIATION)		1.28%		02/12/20	10,500,000	10,500,000
						119,340,000
Michigan 0.7%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.16%		03/02/20	17,000,000	17,000,000
State Aid Revenue Notes Series 2019A (LOC: JPMORGAN CHASE BANK NA)		2.00%		08/20/20	26,000,000	26,111,298
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F		1.95%		04/01/20	6,225,000	6,235,374
Univ of Michigan
CP Notes Series K-1		1.13%		03/02/20	17,000,000	17,000,000
Extendable CP Notes Series K2		1.22%	01/22/20	07/28/20	25,880,000	25,880,000
Extendable CP Notes Series K2		1.14%	02/03/20	08/28/20	8,325,000	8,325,000
General RB Series 2009B		1.18%		02/19/20	15,535,000	15,535,000
						116,086,672
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		1.30%		02/03/20	12,840,000	12,840,000
Missouri 0.3%
Univ of Missouri
CP Series A		1.20%		03/06/20	3,800,000	3,800,000
CP Series A		1.14%		04/03/20	31,000,000	31,000,000
CP Series A		1.14%		04/06/20	15,000,000	15,000,000
						49,800,000
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.37%		02/04/20	12,000,000	12,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.17%		03/03/20	45,000,000	45,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.18%		04/03/20	18,000,000	18,000,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		1.18%		02/04/20	3,530,000	3,530,000
						78,530,000
New Jersey 0.5%
Burlington Cnty
BAN 2018B		2.75%		04/17/20	10,000,000	10,030,755

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dover
BAN 2019A		3.00%		05/29/20	20,650,000	20,773,687
Hudson Cnty
BAN Series 2019B1		3.00%		05/22/20	1,339,000	1,346,210
Jersey City
BAN Series 2019C&D		2.00%		06/18/20	29,183,515	29,258,606
Mercer Cnty
BAN Series 2019B		2.00%		06/15/20	19,519,284	19,597,884
						81,007,142
New York 3.0%
Albany City SD
BAN Series 2019A		2.75%		03/27/20	17,000,000	17,036,818
Amityville UFSD
BAN 2019		2.25%		06/19/20	28,400,000	28,505,303
Bay Shore UFSD
TAN 2019-2020		2.00%		06/22/20	9,000,000	9,025,520
Brewster CSD
BAN 2019		2.00%		07/10/20	16,852,046	16,907,248
Broadalbin-Perth CSD
BAN 2019		2.25%		06/19/20	10,450,000	10,487,305
Corning City SD
BAN Series 2019A		2.25%		06/18/20	19,000,000	19,069,175
Croton Harmon UFSD
BAN 2019		2.50%		06/12/20	8,275,000	8,312,168
Deer Park UFSD
TRAN 2019-2020		2.00%		06/25/20	5,000,000	5,016,658
Greece Central SD
BAN Series 2019		2.25%		06/26/20	7,500,000	7,528,612
Hampton Bays UFSD
TAN 2019-2020		2.25%		06/19/20	12,000,000	12,043,920
Harborfields CSD
TAN 2019-2020		2.00%		06/23/20	10,250,000	10,279,023
Horseheads CSD
BAN 2019		2.25%		06/25/20	11,000,000	11,041,761
Island Trees UFSD
BAN 2018		2.75%		05/29/20	3,000,000	3,014,086
Kings Park CSD
TAN 2019-2020		2.00%		06/23/20	12,550,000	12,585,535
Lancaster
BAN 2019		2.25%		07/24/20	12,000,000	12,056,384
Lancaster CSD
BAN 2019		2.50%		06/12/20	19,000,000	19,085,360
Liverpool CSD
Go BAN 2019		2.25%		06/26/20	14,225,000	14,279,599
Longwood CSD
TAN 2019-2020		2.00%		06/23/20	20,500,000	20,559,449
Minisink Valley CSD
BAN 2019		2.25%		06/26/20	1,804,539	1,811,291
New York City Housing Development Corp
M/F Housing RB Series 2019H		1.30%		05/01/20	13,000,000	13,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
CP Series 2		1.18%		03/04/20	18,692,000	18,692,000
CP Series 2		1.23%		03/12/20	27,649,000	27,649,000
North Colonie CSD
GO BAN 2019		2.25%		07/17/20	27,230,000	27,358,596
Penn Yan CSD
GO BAN 2019B		2.00%		07/17/20	8,912,440	8,938,896
Port Chester-Rye UFSD
BAN 2019		2.50%		06/12/20	22,000,000	22,093,933
Queensbury UFSD
BAN 2019		2.25%		07/10/20	28,000,000	28,126,077
Ravena-Coeymans-Selkirk CSD
GO BAN 2019		2.25%		08/14/20	18,512,440	18,616,858
Sachem Central SD
TAN 2019-2020		2.00%		06/25/20	18,600,000	18,656,296
Scotia-Glenville CSD
BAN 2019		2.15%		07/30/20	14,000,000	14,061,772
Valley CSD
BAN 2019		2.25%		06/19/20	18,286,972	18,353,933
West Hempstead UFSD
BAN 2019		2.25%		06/12/20	3,000,000	3,010,332
Westhampton Beach UFSD
TAN 2019-2020		2.00%		06/25/20	11,000,000	11,032,221
						468,235,129
Ohio 0.5%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.25%		02/03/20	23,000,000	23,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.18%		02/20/20	21,000,000	21,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.12%		03/11/20	15,345,000	15,345,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		1.12%		03/11/20	16,920,000	16,920,000
						76,265,000
Pennsylvania 0.1%
Pennsylvania State Univ
Refunding RB Series 2009B		1.58%		06/01/20	7,100,000	7,100,000
South Carolina 0.3%
Georgetown Cnty SD
BAN Series 2019		3.00%		06/19/20	50,000,000	50,364,089
Tennessee 1.3%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.18%		02/04/20	10,000,000	10,000,000
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.20%		03/04/20	4,000,000	4,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.29%		01/06/20	25,000,000	25,000,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.43%		01/07/20	12,500,000	12,500,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.37%		02/03/20	12,500,000	12,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.17%		03/03/20	7,100,000	7,100,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.18%		04/01/20	9,915,000	9,915,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.18%		04/02/20	25,000,000	25,000,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.18%		05/05/20	6,000,000	6,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.37%		02/03/20	15,000,000	15,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.17%		03/03/20	13,115,000	13,115,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.18%		04/01/20	25,000,000	25,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.18%		04/02/20	14,680,000	14,680,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.18%		05/05/20	12,500,000	12,500,000
Water & Sewer Revenue CP Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		1.45%		01/08/20	15,000,000	15,000,000
						207,310,000
Texas 9.5%
Alief ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,270,000	1,273,741
Allen ISD
ULT Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	3,570,000	3,584,734
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		1.29%		05/05/20	26,315,000	26,315,000
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.20%		02/06/20	9,200,000	9,200,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		1.43%		01/09/20	23,000,000	23,000,396
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		1.22%		05/14/20	19,000,000	19,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		1.19%		03/12/20	20,000,000	20,000,000
Dallas ISD
ULT GO Refunding Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	2,250,000	2,259,286
Deaf Smith Cnty Hospital District
GO Bonds Series 2010A (ESCROW)		6.50%		03/01/20	8,000,000	8,064,817
Graham ISD
ULT Refunding Bonds Series 2013B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,000,000	1,004,162
Harris Cnty
GO CP Series C		1.14%		02/07/20	38,840,000	38,840,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.53%		01/06/20	65,000,000	65,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.35%		01/22/20	74,000,000	74,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.17%		04/03/20	18,400,000	18,400,000
Refunding RB (Methodist Hospital) Series 2009C2		1.37%		02/05/20	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		1.15%		05/19/20	14,000,000	14,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.45%		01/09/20	6,473,000	6,473,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.40%		02/05/20	9,000,000	9,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.26%		02/12/20	13,000,000	13,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.26%		05/21/20	36,500,000	36,500,000
Humble ISD
ULT GO Series 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,425,000	1,430,881
Klein ISD
ULT GO Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/20	1,575,000	1,578,159
Lampasas ISD
LT Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,845,000	1,850,434
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.22%		01/16/20	41,299,000	41,299,000
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.20%		02/03/20	15,365,000	15,365,000
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.22%		02/03/20	5,250,000	5,250,000
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.26%		04/09/20	2,300,000	2,300,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.17%		05/07/20	2,035,000	2,035,000
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.40%		04/09/20	15,000,000	15,000,000
Richardson ISD
ULT GO Refunding Bonds series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,755,000	1,762,243
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.39%		02/05/20	13,630,000	13,630,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.17%		03/03/20	38,200,000	38,200,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.24%		04/16/20	27,000,000	27,000,000
San Felipe Del Rio ISD
ULT Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,545,000	1,549,604
Schertz-Cibolo-Universal City ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/20	2,895,000	2,903,141
Sherman ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	2,795,000	2,806,536
Texas
TRAN 2019-2020		4.00%		08/27/20	433,000,000	440,614,468
Texas A&M Univ
CP Series B		1.15%		05/05/20	3,400,000	3,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Public Finance Auth
CP Series 2003		1.19%		01/07/20	23,990,000	23,990,000
GO CP Series 2008		1.19%		02/04/20	36,290,000	36,289,979
Univ of Texas
CP Notes Series A		1.14%		01/06/20	25,000,000	24,999,712
CP Notes Series A		1.15%		01/08/20	10,000,000	9,999,886
CP Notes Series A		1.14%		01/09/20	22,000,000	21,999,584
CP Notes Series A		1.19%		01/15/20	25,000,000	25,000,000
CP Notes Series A		1.21%		01/17/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.28%		01/06/20	14,155,000	14,155,000
Revenue Financing CP Series A		1.26%		01/09/20	12,500,000	12,500,000
Revenue Financing CP Series A		1.21%		01/17/20	10,000,000	10,000,000
Revenue Financing CP Series A		1.19%		01/22/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.25%		02/03/20	7,500,000	7,500,000
Revenue Financing CP Series A		1.25%		02/04/20	12,500,000	12,500,000
Revenue Financing CP Series A		1.25%		02/05/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.25%		02/06/20	25,000,000	24,997,917
Revenue Financing CP Series A		1.25%		02/07/20	25,000,000	24,997,872
Revenue Financing CP Series A		1.15%		05/05/20	15,000,000	15,000,000
Revenue Financing CP Series A		1.15%		05/06/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.15%		05/22/20	8,340,000	8,340,000
Revenue Financing CP Series A		1.29%		05/22/20	25,000,000	25,000,000
Revenue Financing CP Series A		1.15%		06/02/20	10,500,000	10,500,000
Revenue Financing CP Series A		1.18%		08/25/20	12,500,000	12,500,000
Revenue Financing CP Series A		1.18%		08/26/20	25,000,000	25,000,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		1.21%		01/07/20	16,000,000	16,000,000
						1,494,534,552
Utah 0.1%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.19%		02/19/20	6,400,000	6,400,000
CP Series B2 (LIQ: BANK OF AMERICA NA)		1.38%		01/02/20	7,515,000	7,515,000
CP Series B2 (LIQ: BANK OF AMERICA NA)		1.17%		03/03/20	5,440,000	5,440,000
						19,355,000
Vermont 0.0%
Vermont Economic Development Auth
CP Series D (LOC: JPMORGAN CHASE BANK NA)		1.14%		03/09/20	6,070,000	6,070,000
Virginia 0.0%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.18%		01/16/20	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 0.4%
Port of Seattle
Intermediate Lien RB Series 2015C		5.00%		04/01/20	3,220,000	3,247,639
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.21%		02/05/20	17,655,000	17,655,000
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.40%		01/08/20	25,000,000	25,000,000
Univ of Washington
General Revenue CP Series A		1.20%		02/26/20	23,100,000	23,100,000
						69,002,639
Wisconsin 0.1%
Wisconsin
GO CP Notes (LIQ: PNC BANK NATIONAL ASSOCIATION)		1.20%		03/04/20	9,072,000	9,072,000
Total Fixed-Rate Municipal Securities
(Cost $4,347,014,942)						4,347,014,942

Variable-Rate Municipal Securities 72.5% of net assets
Alabama 1.0%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		01/07/20	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		01/07/20	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	2,390,000	2,390,000
Refunding RB (Ascension Health) Series 2016C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	9,000,000	9,000,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.75%		01/07/20	2,155,000	2,155,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/16/20	7,600,000	7,600,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,b	1.65%	01/02/20	01/07/20	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a,b	1.66%		01/07/20	20,000,000	20,000,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		01/07/20	4,355,000	4,355,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.68%		01/07/20	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	c	1.69%		01/07/20	3,610,000	3,610,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	c	1.69%		01/07/20	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	c	1.66%		01/07/20	10,000,000	10,000,000
Mobile Downtown Redevelopment Auth
Gulf Opportunity Zone RB (Austal US) Series 2011B (LOC: SOCIETE GENERALE SA)	a,c	1.71%		01/07/20	17,510,000	17,510,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	c	1.78%		01/07/20	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	c	1.66%		01/07/20	15,000,000	15,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	c	1.65%		01/07/20	1,475,000	1,475,000
						152,005,000
Alaska 0.0%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	1.65%		01/07/20	4,715,000	4,715,000
Arizona 0.7%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,705,000	4,705,000
RB (Banner Health) Series 2015B (LOC: MUFG BANK LTD)	c	1.70%		01/02/20	500,000	500,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	c	1.70%		01/02/20	1,200,000	1,200,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	12,975,000	12,975,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	7,700,000	7,700,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
RB (Banner Health) Series 2019A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,250,000	2,250,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	c	1.69%		01/07/20	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.64%		01/07/20	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	27,150,000	27,150,000
						106,230,000
Arkansas 0.3%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	c	1.68%		01/07/20	50,000,000	50,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	c	1.68%		01/07/20	5,320,000	5,320,000
						55,320,000
California 0.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	c	1.62%		01/07/20	2,790,000	2,790,000
California Health Facilities Financing Auth
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.63%		01/07/20	164,500	164,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	c	1.70%		01/07/20	1,680,000	1,680,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.71%	01/02/20	03/02/20	14,070,000	14,070,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	06/01/20	7,475,000	7,475,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,c	1.73%		01/07/20	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,c	1.73%		01/07/20	9,000,000	9,000,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.69%	01/02/20	01/07/20	1,780,000	1,780,000
						41,959,500
Colorado 1.9%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	c	1.65%		01/07/20	33,200,000	33,200,000
Colorado
COP Series 2018N (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,250,000	5,250,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	c	1.69%		01/07/20	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	c	1.66%		01/07/20	6,130,000	6,130,000
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,000,000	2,000,000
Hospital RB (Adventist Health/Sunbelt) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,120,000	2,120,000
RB (Common Spirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	3,370,000	3,370,000
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,750,000	4,750,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	3,000,000	3,000,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a,b	1.69%		01/07/20	9,300,000	9,300,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	23,250,000	23,250,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002A3 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.65%		01/07/20	2,750,000	2,750,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	c	1.70%		01/07/20	8,770,000	8,770,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	c	1.70%		01/07/20	25,000,000	25,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	10,310,000	10,310,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.76%		01/07/20	46,555,000	46,555,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	a,b	1.86%	01/02/20	06/01/20	4,000,000	4,000,000
Airport System Sub RB Series 2018A (LOC: BANK OF AMERICA NA)	a,b	1.69%		01/07/20	12,055,000	12,055,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	18,675,000	18,675,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	02/20/20	13,930,000	13,930,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	6,690,000	6,690,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	c	1.70%		01/07/20	23,700,000	23,700,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.70%	01/02/20	01/07/20	8,000,000	8,000,000
Refunding RB Series 2017A-2 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	10,930,000	10,930,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
						300,055,000
Connecticut 0.5%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,440,000	4,440,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	c	1.65%		01/07/20	21,950,000	21,950,000
Housing Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	c	1.65%		01/07/20	50,000,000	50,000,000
						76,390,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.1%
Delaware Transportation Auth
Transportation System Sr RB Series 2019 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/02/20	7,000,000	7,000,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	c	1.69%		01/07/20	5,185,000	5,185,000
						12,185,000
District of Columbia 0.9%
District of Columbia
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	20,250,000	20,250,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	6,660,000	6,660,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	2,975,000	2,975,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	18,600,000	18,600,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	12,465,000	12,465,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,b	1.67%		01/07/20	12,400,000	12,400,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	9,710,000	9,710,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	28,025,000	28,025,000
						147,430,000
Florida 3.2%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	c	1.63%		01/07/20	9,610,000	9,609,907
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.62%		01/07/20	5,195,000	5,195,000
Broward Cnty
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.68%		01/07/20	3,750,000	3,750,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	a,b	1.86%	01/02/20	03/02/20	4,000,000	4,000,000
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.68%		01/07/20	2,800,000	2,800,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	29,930,000	29,930,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	c	1.63%		01/07/20	3,445,000	3,445,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	c	1.67%		01/07/20	1,200,000	1,200,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	6,415,000	6,415,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.72%		01/07/20	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	7,200,000	7,200,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	4,075,000	4,075,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.73%		01/07/20	9,935,000	9,935,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	c	1.64%		01/07/20	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	c	1.65%		01/07/20	3,095,000	3,095,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.61%		01/07/20	9,300,000	9,300,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	7,300,000	7,300,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	5,700,000	5,700,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	c	1.65%		01/07/20	3,360,000	3,360,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.73%		01/07/20	6,230,000	6,230,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.74%		01/07/20	4,735,000	4,735,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	13,310,000	13,310,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%		01/02/20	4,975,000	4,975,000
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	9,935,000	9,935,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport Sub RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	a,b	1.86%	01/02/20	04/01/20	16,600,000	16,600,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	a,b	1.81%	01/02/20	03/02/20	1,400,000	1,400,000
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport) Series 2018E (LIQ: CITIBANK NA)	a,b	1.71%		01/07/20	3,300,000	3,300,000
RB (Tampa International Airport) Series 2018F (LIQ: CREDIT SUISSE AG)	a,b	1.68%		01/07/20	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	19,080,000	19,080,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	c	1.63%		01/07/20	5,900,000	5,900,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	c	1.79%		01/07/20	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.63%		01/07/20	3,605,000	3,604,967
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	9,200,000	9,200,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	15,700,000	15,700,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	9,330,000	9,330,000
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	5,830,000	5,830,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	c	1.63%		01/07/20	7,080,000	7,080,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	c	1.63%		01/07/20	7,670,000	7,670,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	11,900,000	11,900,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	7,785,000	7,785,000
Orange Cnty IDA
IDRB (Central Florida Kidney Centers) Series 2000 (LOC: TRUIST BANK)	c	1.53%	01/01/20	01/07/20	3,250,000	3,250,000
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.42%		01/07/20	7,205,000	7,205,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	151,340,000	151,340,000
Palm Beach Cnty Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2019 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	4,900,000	4,900,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	c	1.14%		01/07/20	2,710,000	2,710,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	c	1.69%		01/07/20	5,160,000	5,160,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	c	1.70%		01/07/20	760,000	760,000
St. Petersburg
Public Utilitiy Refunding RB Series 2019B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%	01/02/20	01/07/20	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	c	1.64%		01/07/20	6,140,000	6,140,000
						496,739,874
Georgia 2.8%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	27,465,000	27,465,000
Water & Wastewater Refunding RB Series 2015 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	21,790,000	21,790,000
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	12,310,000	12,310,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,660,000	4,660,000
Water & Wastewater Refunding RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	7,000,000	7,000,000
Atlanta Airport
General RB Series 2019B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.66%		01/07/20	5,000,000	5,000,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.68%		01/07/20	27,135,000	27,135,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	3,000,000	3,000,000
RB (Childrens Healthcare Of Atlanta) Series 2019A (LIQ: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	6,300,000	6,300,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.73%		01/07/20	7,135,000	7,135,000
DeKalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.63%		01/07/20	6,560,000	6,560,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.67%		01/07/20	15,800,000	15,800,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		01/07/20	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.54%		01/07/20	9,300,000	9,300,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	c	1.69%		01/07/20	2,500,000	2,500,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.67%		01/07/20	14,105,000	14,105,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.71%	01/02/20	04/01/20	137,515,000	137,515,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.71%	01/02/20	04/01/20	45,465,000	45,465,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.74%		01/07/20	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	02/13/20	12,015,000	12,015,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.20%)	a,b	1.81%	01/02/20	06/04/20	9,980,000	9,980,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	c	1.54%		01/07/20	6,395,000	6,395,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	c	1.77%		01/07/20	3,340,000	3,340,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	c	1.54%		01/07/20	1,300,000	1,300,000
						439,495,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	7,500,000	7,500,000
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,750,000	4,750,000
GO Bonds Series 2017FK (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/16/20	8,595,000	8,595,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	02/13/20	6,940,000	6,940,000
Go Bonds Series 2018A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	3,590,000	3,590,000
						38,375,000
Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	1.69%		01/07/20	1,300,000	1,300,000
Illinois 4.9%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	12,410,000	12,410,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	c	1.66%		01/07/20	5,185,000	5,185,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	c	1.68%		01/07/20	4,357,000	4,357,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	c	1.67%		01/07/20	1,045,000	1,045,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	c	1.66%		01/07/20	8,030,000	8,030,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	c	1.65%		01/07/20	10,000,000	10,000,000
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)	c	1.65%		01/07/20	23,595,000	23,595,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	c	1.78%		01/07/20	50,000,000	50,000,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	a,b	1.69%		01/07/20	4,160,000	4,160,000
OHare General Airport Sr Lien RB Series 2018B (LOC: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	8,715,000	8,715,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	a,b	1.69%		01/07/20	11,970,000	11,970,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	c	1.67%		01/07/20	1,460,000	1,460,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	4,855,000	4,855,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	7,655,000	7,655,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	c	1.73%		01/07/20	61,065,000	61,065,000
RB (Carle Foundation) Series 2009B (LOC: NORTHERN TRUST COMPANY (THE))	c	1.65%		01/07/20	2,700,000	2,700,000
RB (CDH-Delnor Health System) Series 2011C (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	52,045,000	52,045,000
RB (Centegra Health) Series 2012 (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	17,050,000	17,050,000
RB (Joan W. & Irving B. Harris Theater) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.75%		01/07/20	12,675,000	12,675,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.82%	01/02/20	01/07/20	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.70%		01/07/20	2,500,000	2,500,000
RB (Maine Township HSD #207) Series 2019 (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	7,805,000	7,805,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	c	1.80%		01/07/20	2,190,000	2,190,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	c	1.65%		01/07/20	9,500,000	9,500,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)	c	1.70%		01/02/20	16,935,000	16,935,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	19,080,000	19,080,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	24,830,000	24,830,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	6,500,000	6,500,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.70%		01/07/20	3,800,000	3,800,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.75%		01/07/20	4,950,000	4,950,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	8,625,000	8,625,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	39,760,000	39,760,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	5,300,000	5,300,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	35,600,000	35,600,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	13,350,000	13,350,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	17,200,000	17,200,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	c	1.91%		01/07/20	3,130,000	3,130,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	c	1.87%		01/07/20	2,790,000	2,790,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	11,470,000	11,470,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	26,205,000	26,205,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.67%		01/07/20	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,b	1.69%		01/07/20	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.65%		01/07/20	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	40,605,000	40,605,000
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.66%		01/07/20	5,330,000	5,330,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	27,000,000	27,000,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.74%		01/07/20	1,500,000	1,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.69%		01/07/20	465,000	465,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.71%		01/07/20	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,b	1.69%		01/07/20	11,625,000	11,625,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,c	1.76%		01/07/20	20,000,000	20,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	c	1.50%		01/07/20	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	13,850,000	13,850,000
Will Cnty
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	3,400,000	3,400,000
						765,511,500
Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	c	1.72%		01/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	c	1.72%		01/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	c	1.72%		01/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	c	1.72%		01/07/20	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	c	1.72%		01/07/20	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	c	1.65%		01/07/20	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	2,500,000	2,500,000
Hospital RB (Parkview Health System) Series 2009C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.75%		01/07/20	67,015,000	67,015,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	1,610,000	1,610,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	c	1.69%		01/07/20	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	c	1.69%		01/07/20	24,200,000	24,200,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	c	1.67%		01/07/20	9,815,000	9,815,000
						185,415,000
Iowa 1.6%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	21,000,000	21,000,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	8,855,000	8,855,000
Midwestern Disaster Area RB (Cargill) Series 2009A	c	1.55%		01/07/20	69,300,000	69,300,000
Midwestern Disaster Area RB (Cargill) Series 2009B	c	1.65%		01/07/20	35,337,000	35,337,000
Midwestern Disaster Area RB (Cargill) Series 2012	c	1.65%		01/07/20	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	c	1.65%		01/07/20	77,200,000	77,200,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.63%		01/07/20	10,300,000	10,300,000
						253,492,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.5%
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)	c	1.64%		01/07/20	24,275,000	24,275,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	12,715,000	12,715,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	15,405,000	15,405,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	c	1.66%		01/07/20	25,800,000	25,800,000
						78,195,000
Kentucky 0.6%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.72%		01/07/20	20,675,000	20,675,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	c	1.80%		01/07/20	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	c	1.75%		01/07/20	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	c	1.75%		01/07/20	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	c	1.69%		01/07/20	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.70%		01/07/20	3,300,000	3,300,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.73%		01/07/20	9,550,000	9,550,000
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/16/20	3,110,000	3,110,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	7,450,000	7,450,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: MUFG BANK LTD)	c	1.75%		01/07/20	9,525,000	9,525,000
						87,325,000
Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	1.62%		01/07/20	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	c	1.79%		01/07/20	5,100,000	5,100,000
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.67%		01/07/20	8,045,000	8,045,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		01/07/20	12,740,000	12,740,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		01/07/20	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	515,000	515,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	c	1.64%		01/07/20	6,000,000	6,000,000
RB (BASF Corp) Series 2001	c	1.64%		01/07/20	8,000,000	8,000,000
RB (BASF Corp) Series 2002	c	1.64%		01/07/20	10,000,000	10,000,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	10,000,000	10,000,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	c	1.51%		01/07/20	29,625,000	29,625,000
						105,425,000
Maine 0.2%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	c	1.37%		01/07/20	705,000	705,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: CITIBANK NA)	c	1.70%		01/07/20	27,150,000	27,150,000
						27,855,000
Maryland 0.9%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	9,960,000	9,960,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	2,570,000	2,570,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,c	1.75%		01/07/20	12,400,000	12,400,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.71%		01/07/20	4,050,000	4,050,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	6,905,000	6,905,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.68%		01/07/20	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.67%		01/07/20	11,340,000	11,340,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	c	1.61%		01/07/20	8,170,000	8,170,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.63%		01/07/20	4,775,000	4,774,982
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.63%		01/07/20	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		01/07/20	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.70%		01/07/20	7,165,000	7,165,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	3,965,000	3,965,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.70%		01/07/20	33,750,000	33,750,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	6,630,000	6,630,000
						146,994,982
Massachusetts 1.3%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	4,235,000	4,235,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	2,000,000	2,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.65%		01/07/20	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	1,195,000	1,195,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	05/14/20	21,725,000	21,725,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare Inc) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a,c	1.68%		01/07/20	27,360,000	27,360,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.69%		01/07/20	3,465,000	3,465,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.69%		01/07/20	18,545,000	18,545,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a,b	1.74%		01/07/20	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	11,250,000	11,250,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,170,000	4,170,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts HFA
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a,b	1.70%		01/07/20	2,425,000	2,425,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	23,745,000	23,745,000
Housing Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	11,875,000	11,875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	1,900,000	1,900,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	6,500,000	6,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	7,710,000	7,710,000
Sub Dedicated Sales Tax Bonds Series 2018B (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	12,125,000	12,125,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%	01/02/20	01/07/20	11,340,000	11,340,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	8,325,000	8,325,000
						197,320,000
Michigan 3.2%
Blackrock MuniYield Michigan Quality Fund Inc
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,c	1.75%		01/07/20	50,000,000	50,000,000
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	23,595,000	23,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	36,300,000	36,300,000
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.65%		01/02/20	600,000	600,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	c	1.63%		01/07/20	1,455,000	1,455,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	23,000,000	23,000,000
Hospital RB (Henry Ford Health System) Series2019A (LOC: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,250,000	5,250,000
Hospital RB (McLaren Health Care) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	11,960,000	11,960,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	3,110,000	3,110,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	2,030,000	2,030,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,060,000	4,060,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	3,215,000	3,215,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	c	1.78%		01/07/20	32,235,000	32,235,000
Rental Housing RB Series 2008C (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	7,440,000	7,440,000
Rental Housing RB Series 2008D (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	50,815,000	50,815,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	7,500,000	7,500,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	42,745,000	42,745,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	42,595,000	42,595,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	30,565,000	30,565,000
Michigan State Univ
General RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	47,945,000	47,945,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	c	1.65%		01/07/20	32,675,000	32,675,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	c	1.69%		01/07/20	2,025,000	2,025,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	c	1.69%		01/07/20	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	c	1.69%		01/07/20	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	c	1.66%		01/07/20	19,845,000	19,845,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,000,000	4,000,000
						503,985,000
Minnesota 0.7%
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	c	1.69%		01/07/20	8,000,000	8,000,000
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	c	1.69%		01/07/20	28,600,000	28,600,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.62%		01/07/20	14,805,000	14,805,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.35%		01/07/20	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.66%		01/07/20	17,515,000	17,515,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	c	1.63%		01/07/20	13,150,000	13,150,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.75%		01/07/20	440,000	440,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	c	1.74%		01/07/20	4,675,000	4,675,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.35%		01/07/20	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	c	1.68%		01/07/20	10,000,000	10,000,000
						108,455,000
Mississippi 0.2%
Mississippi
GO Bonds Series 2015F (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,000,000	6,000,000
Mississippi Business Finance Corp
IDRB (Hamlin Family II) Series 2005B (LOC: TRUIST BANK)	c	1.76%		01/07/20	1,310,000	1,310,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		01/07/20	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		01/07/20	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	9,760,000	9,760,000
						30,630,000
Missouri 1.3%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.64%		01/07/20	2,160,000	2,160,000
Kansas City
Sanitary Sewer System RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.66%		01/07/20	4,200,000	4,200,000
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	8,500,000	8,500,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	c	1.65%		01/07/20	9,330,000	9,330,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	10,650,000	10,650,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	66,000,000	66,000,000
Health Facilities RB (BJC Health) Series 2014 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	8,000,000	8,000,000
Health Facilities RB (BJC Health) Series 2017D (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Health Facilities RB (CoxHealth) Series 2019 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	7,530,000	7,530,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	18,145,000	18,145,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		01/07/20	15,000,000	15,000,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	c	1.64%		01/07/20	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	c	1.86%		01/07/20	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	3,600,000	3,600,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	6,835,000	6,835,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.64%		01/07/20	1,580,000	1,580,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.64%		01/07/20	4,505,000	4,505,000
						206,635,000
Nebraska 1.0%
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%		01/02/20	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%		01/02/20	9,005,000	9,005,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	17,635,000	17,635,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	16,375,000	16,375,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	18,300,000	18,300,000
S/F Housing RB Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	6,115,000	6,115,000
Washington Cnty
IDRB (Cargill) Series 2010	c	1.65%		01/07/20	25,480,000	25,480,000
RB (Cargill) Series 2019	c	1.66%		01/07/20	32,000,000	32,000,000
						150,435,000
Nevada 1.6%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	1.73%		01/07/20	26,345,000	26,345,000
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	c	1.70%		01/07/20	20,000,000	20,000,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.71%		01/07/20	2,005,000	2,005,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%		01/02/20	6,400,000	6,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	c	1.65%		01/07/20	49,500,000	49,500,000
LT GO Bonds Series 2018 (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	2,500,000	2,500,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	8,625,000	8,625,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	15,750,000	15,750,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	23,890,000	23,890,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.75%		01/07/20	9,660,000	9,660,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.75%		01/07/20	17,915,000	17,915,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		01/07/20	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		01/07/20	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		01/07/20	9,465,000	9,465,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		01/07/20	16,300,000	16,300,000
						246,240,000
New Hampshire 0.8%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.69%	01/02/20	01/07/20	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.69%		01/07/20	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.69%		01/07/20	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a,c	1.69%		01/07/20	45,000,000	45,000,000
						128,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 0.8%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	03/12/20	36,255,000	36,255,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	02/27/20	91,110,000	91,110,000
						127,365,000
New York 13.4%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.62%		01/07/20	5,820,000	5,820,000
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	c	1.60%		01/07/20	26,200,000	26,200,000
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	10,000,000	10,000,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	3,750,000	3,750,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%	01/02/20	01/07/20	8,000,000	8,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/07/20	7,280,000	7,280,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	c	1.67%		01/07/20	3,605,000	3,605,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.65%		01/02/20	1,480,000	1,480,000
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	3,500,000	3,500,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	c	1.65%		01/02/20	17,665,000	17,665,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	18,600,000	18,600,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	25,835,000	25,835,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	c	1.65%		01/02/20	12,830,000	12,830,000
GO Bonds Fiscal 2018 Series E1 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	2,800,000	2,800,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.68%		01/07/20	7,220,000	7,220,000
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	8,250,000	8,250,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	3,800,000	3,800,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	8,330,000	8,330,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.66%		01/07/20	3,935,000	3,935,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.67%		01/07/20	2,790,000	2,790,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	c	1.72%		01/07/20	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	c	1.65%		01/07/20	3,210,000	3,210,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.66%		01/07/20	3,600,000	3,600,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.65%		01/07/20	2,520,000	2,520,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.65%		01/07/20	32,465,000	32,465,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	c	1.72%		01/07/20	21,600,000	21,600,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	4,240,000	4,240,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	27,000,000	27,000,000
M/F Rental Housing RB (Rivereast Apts) Series A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.66%		01/07/20	15,475,000	15,475,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	55,100,000	55,100,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	8,700,000	8,700,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	c	1.65%		01/07/20	32,000,000	32,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.65%	01/02/20	01/07/20	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	19,400,000	19,400,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	6,000,000	6,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	53,500,000	53,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	71,430,000	71,430,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (ESCROW) (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	28,305,000	28,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	8,325,000	8,325,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	c	1.65%		01/02/20	1,700,000	1,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.68%		01/02/20	17,560,000	17,560,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	6,000,000	6,000,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	6,250,000	6,250,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	500,000	500,000
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,865,000	5,865,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	c	1.65%		01/02/20	5,810,000	5,810,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	13,190,000	13,190,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.67%		01/02/20	4,435,000	4,435,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	3,330,000	3,330,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	4,445,000	4,445,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.00%)		1.61%	01/02/20	04/08/20	6,000,000	6,000,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%	01/02/20	01/07/20	5,910,000	5,910,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Dormitory Auth
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	11,600,000	11,600,000
RB (Memorial Sloan Kettering Cancer Center) 2019 Series 1 (LIQ: WELLS FARGO BANK NA)	a,b	1.63%		01/07/20	3,330,000	3,330,000
RB (New York Univ) Series 2018A (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,800,000	4,800,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	14,000,000	14,000,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	5,665,000	5,665,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	11,250,000	11,250,000
State Personal Income Tax Refunding RB Series 2019C (LIQ: JPMORGAN CHASE BANK NA)	c	1.68%		01/07/20	30,000,000	30,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	2,580,000	2,580,000
State Sales Tax RB Series 2018A&C (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	21,870,000	21,870,000
State Sales Tax RB Series 2018E (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,305,000	6,305,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	c	1.73%		01/07/20	10,100,000	10,100,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.67%		01/07/20	200,000	200,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.65%		01/07/20	32,295,000	32,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	25,100,000	25,100,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	23,800,000	23,800,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	12,900,000	12,900,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	74,700,000	74,700,000
Housing RB (505 W 37th St) Series 2008A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.70%		01/02/20	94,900,000	94,900,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	125,000,000	125,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.70%		01/07/20	22,640,000	22,640,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	68,140,000	68,140,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	51,600,000	51,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.72%		01/07/20	14,000,000	14,000,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	41,955,000	41,955,000
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	10,900,000	10,900,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	67,300,000	67,300,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	5,800,000	5,800,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.68%		01/07/20	77,395,000	77,395,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	45,025,000	45,025,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	7,435,000	7,435,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.65%		01/07/20	10,700,000	10,700,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	55,000,000	55,000,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	37,000,000	37,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.71%		01/07/20	14,000,000	14,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	14,500,000	14,500,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	44,600,000	44,600,000
Housing RB (W 23rd St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.60%		01/07/20	68,800,000	68,800,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	2,300,000	2,300,000
Housing RB (Worth St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.71%		01/07/20	33,100,000	33,100,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	c	1.70%		01/02/20	580,000	580,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	c	1.70%		01/02/20	3,790,000	3,790,000
New York State Thruway Auth
General Revenue Jr Obligations Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,250,000	4,250,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	9,365,000	9,365,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	11,600,000	11,600,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.69%		01/07/20	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.69%		01/07/20	2,200,000	2,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.69%		01/07/20	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a,b	1.64%	01/02/20	01/07/20	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.69%		01/07/20	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a,b	1.70%		01/07/20	2,050,000	2,050,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.63%		01/07/20	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	870,000	870,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.63%		01/07/20	5,475,000	5,475,000
Consolidated Bonds 214th Series (LIQ: ROYAL BANK OF CANADA)	a,b	1.65%		01/07/20	5,230,000	5,230,000
Consolidated Bonds 216th Series (LIQ: WELLS FARGO BANK NA)	a,b	1.63%		01/07/20	1,215,000	1,215,000
Consolidated Bonds 217th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	4,450,000	4,450,000
Consolidated Bonds 218th & 220th Series (LIQ: BANK OF AMERICA NA)	a,b	1.67%		01/07/20	10,035,000	10,035,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.62%		01/07/20	6,225,000	6,225,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,330,000	4,330,000
						2,103,670,000
North Carolina 1.0%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: TRUIST BANK)	c	1.67%		01/07/20	1,750,000	1,750,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	27,070,000	27,070,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	5,540,000	5,540,000
North Carolina
GO Bonds Series 2019B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/02/20	6,500,000	6,500,000
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	7,400,000	7,400,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,499,000	4,499,000
North Carolina Housing Finance Agency
Home Ownership RB Series 38B (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	4,745,000	4,745,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Novent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	4,630,000	4,630,000
Health Care Facilties RB (Novant Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,580,000	2,580,000
Helath Care Facilities RB (Novant Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	3,120,000	3,120,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: TRUIST BANK)	c	1.67%		01/07/20	885,000	885,000
North Carolina Turnpike Auth
Triangle Expressway Appropriation RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	15,913,000	15,913,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	22,850,000	22,850,000
Raleigh-Durham Airport Auth
Airport Refunding RB Series 2008C (LOC: TD BANK NA)	c	1.59%		01/07/20	1,140,000	1,140,000
Univ of North Carolina
RB (Univ of North Carolina Hospitals) Series 2019 (LIQ: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	13,880,000	13,880,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	c	1.67%		01/07/20	7,000,000	7,000,000
						150,302,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	c	1.63%		01/07/20	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	c	1.63%		01/07/20	6,115,000	6,115,000
						13,115,000
Ohio 1.7%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	12,100,000	12,100,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
Cleveland
Water RB Series 2015AA (LOC: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	10,000,000	10,000,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A	c	1.65%		01/07/20	36,135,000	36,135,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,300,000	5,300,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	1,330,000	1,330,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.68%		01/07/20	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	7,910,000	7,910,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	c	1.64%		01/07/20	7,690,000	7,690,000
Miami Cnty
Refunding RB (Kettering Health Network) Series 2019 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	3,000,000	3,000,000
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	23,875,000	23,875,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	24,550,000	24,550,000
Hospital Facilities Refunding RB (Kettering Medical Center) Series 1996 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	10,000,000	10,000,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2014 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	2,000,000	2,000,000
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	3,165,000	3,165,000
Wastewater Refunding RB Series 2019 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	4,565,000	4,565,000
Ohio
Hospital RB (University Hospitals Health System) Series 2018B (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.75%		01/07/20	1,115,000	1,115,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	c	1.64%		01/07/20	3,930,000	3,930,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	c	1.64%		01/07/20	4,100,000	4,100,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	c	1.64%		01/07/20	8,800,000	8,800,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	c	1.70%		01/07/20	12,265,000	12,265,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	02/20/20	24,380,000	24,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	c	1.69%		01/07/20	49,500,000	49,500,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	a,b	1.81%	01/02/20	06/01/20	5,000,000	5,000,000
						267,810,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.73%	01/02/20	01/09/20	15,925,000	15,925,000
Oregon 0.3%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/02/20	12,040,000	12,040,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon Business Development Commission
Business Development RB (Murphy Co) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.55%		01/07/20	6,000,000	6,000,000
Oregon Dept of Transportation
Highway Tax Sub Lien Refunding RB Series 2019A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,970,000	4,970,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	7,500,000	7,500,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	1.71%		01/07/20	2,400,000	2,400,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	9,500,000	9,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	6,835,000	6,835,000
						49,245,000
Pennsylvania 1.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	11,985,000	11,985,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	27,105,000	27,105,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	c	1.72%		01/07/20	10,800,000	10,800,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.68%		01/07/20	62,000,000	62,000,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,665,000	6,665,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	4,690,000	4,690,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	9,185,000	9,185,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	2,300,000	2,300,000
Hospital RB Series 2019A (LOC: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	3,870,000	3,870,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	2,775,000	2,775,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.69%		01/07/20	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	8,010,000	8,010,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	c	1.80%		01/07/20	3,435,000	3,435,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	1,600,000	1,600,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	1,250,000	1,250,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.91%		01/07/20	4,925,000	4,925,000
Pennsylvania HFA
S/F Mortgage RB Series 2006-93B (LIQ: WELLS FARGO BANK NA)	c	1.67%		01/07/20	2,355,000	2,355,000
S/F Mortgage RB Series 2007-100C (LIQ: WELLS FARGO BANK NA)	c	1.67%		01/07/20	3,530,000	3,530,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.71%		01/07/20	555,000	555,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	a,b	1.65%		01/07/20	10,315,000	10,315,000
S/F Mortgage RB Series 2019-129 (LIQ: BARCLAYS BANK PLC)	a,b	1.65%		01/07/20	3,330,000	3,330,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	4,300,000	4,300,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	6,905,000	6,905,000
Southcentral General Auth
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	3,765,000	3,765,000
						202,650,000
Rhode Island 0.0%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	400,000	400,000
South Carolina 0.8%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	02/13/20	4,840,000	4,840,000
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	9,000,000	9,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	3,100,000	3,100,000
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	13,600,000	13,600,000
Lancaster Cnty SD
GO Bonds Series 2017 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT)) (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	9,415,000	9,415,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lexington Cnty SD #1
GO Bonds Series 2019B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/30/20	4,000,000	4,000,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		01/07/20	10,000,000	10,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)	c	1.65%		01/07/20	34,555,000	34,555,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	c	1.74%		01/07/20	25,000,000	25,000,000
South Carolina Ports Auth
RB Series 2019B (LOC: BANK OF AMERICA NA)	a,b	1.69%		01/07/20	6,730,000	6,730,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA)	a,b	1.81%	01/02/20	04/01/20	3,000,000	3,000,000
						123,240,000
South Dakota 0.0%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.38%		01/07/20	5,200,000	5,200,000
Tennessee 0.8%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	c	1.64%		01/07/20	6,570,000	6,570,000
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	c	1.72%		01/07/20	600,000	600,000
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	c	1.73%		01/07/20	300,000	300,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	1,800,000	1,800,000
Memphis
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,250,000	2,250,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.71%		01/07/20	8,280,000	8,280,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	21,270,000	21,270,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	6,425,000	6,425,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.71%		01/07/20	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	11,320,000	11,320,000
Metropolitan Nashville Airport Auth
Sub Airport RB Series 2019B (LOC: BANK OF AMERICA NA)	a,b	1.68%		01/07/20	3,470,000	3,470,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: TRUIST BANK)	c	1.70%		01/07/20	8,880,000	8,880,000
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)	c	1.62%		01/07/20	4,200,000	4,200,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	c	1.62%		01/07/20	5,620,000	5,620,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	33,055,000	33,055,000
						124,040,000
Texas 10.1%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	7,500,000	7,500,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	02/13/20	7,255,000	7,255,000
Baylor College of Medicine
Medical Facilities Mortgage Refunding RB Series 2019B (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	11,050,000	11,050,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.65%		01/07/20	10,375,000	10,375,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	c	1.64%		01/07/20	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	c	1.64%		01/07/20	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	c	1.64%		01/07/20	25,000,000	25,000,000
RB (BASF Corp) Series 2002	c	1.64%		01/07/20	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,c	1.73%		01/07/20	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	c	1.72%		01/07/20	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,c	1.73%		01/07/20	45,000,000	45,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.72%		01/07/20	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,c	1.73%		01/07/20	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	14,430,000	14,430,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.65%		01/07/20	12,305,000	12,305,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	c	1.67%		01/07/20	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	c	1.66%		01/07/20	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	c	1.66%		01/07/20	24,500,000	24,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	c	1.69%		01/07/20	1,895,000	1,895,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	c	1.69%		01/07/20	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	c	1.69%		01/07/20	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	c	1.69%		01/07/20	3,280,000	3,280,000
Denton ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.64%		01/07/20	3,745,000	3,745,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	c	1.34%		01/07/20	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	4,835,000	4,835,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	7,790,000	7,790,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.66%		01/07/20	11,000,000	11,000,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	19,765,000	19,765,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	c	1.69%		01/07/20	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	c	1.69%		01/07/20	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: FARM CREDIT BANK OF TEXAS)	c	1.69%		01/07/20	4,000,000	4,000,000
Harris Cnty
Go Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.66%		01/07/20	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Mortgage Refunding RB (Baylor College of Medicine) Series 2019B (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	12,650,000	12,650,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	c	1.72%		01/07/20	10,705,000	10,705,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	6,515,000	6,515,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	4,585,000	4,585,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	7,000,000	7,000,000
Joshua ISD
ULT GO Bonds 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,405,000	6,405,000
Lamar Consolidated ISD
ULT Schoolhouse Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	c	1.78%	01/01/20	01/07/20	13,600,000	13,600,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	7,000,000	7,000,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	c	1.63%		01/02/20	2,320,000	2,320,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	c	1.34%		01/07/20	3,200,000	3,200,000
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,500,000	4,500,000
New Caney ISD
ULT Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	7,715,000	7,715,000
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.69%		01/07/20	6,000,000	6,000,000
System Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	a,b	1.81%	01/02/20	07/01/20	12,000,000	12,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	13,585,000	13,585,000
Parker Cnty
ULT Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	7,990,000	7,990,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,500,000	2,500,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	c	1.62%		01/07/20	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	c	1.62%		01/07/20	21,000,000	21,000,000
Exempt Facilities RB (Total USA) Series 2010A	c	1.62%		01/07/20	65,765,000	65,765,000
Exempt Facilities RB (Total USA) Series 2011	c	1.62%		01/07/20	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	c	1.62%		01/07/20	94,600,000	94,600,000
Exempt Facilities RB (Total USA) Series 2012A	c	1.62%		01/07/20	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	c	1.62%		01/07/20	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2002B	c	1.67%		01/07/20	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	c	1.64%		01/07/20	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (BASF Corp) Series 1998	c	1.72%		01/07/20	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	c	1.64%		01/07/20	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	c	1.64%		01/07/20	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	c	1.64%		01/07/20	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
San Antonio
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	a,b	1.65%		01/07/20	1,755,000	1,755,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	10,115,000	10,115,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	a,b	1.64%	01/02/20	01/07/20	18,535,000	18,535,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	10,600,000	10,600,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	12,235,000	12,235,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	9,000,000	9,000,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	a,b	1.65%		01/07/20	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	11,250,000	11,250,000
Texas
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.74%		01/07/20	18,780,000	18,780,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.70%		01/07/20	12,700,000	12,700,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	775,000	775,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	34,250,000	34,250,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.70%		01/07/20	14,745,000	14,745,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	c	1.73%		01/07/20	49,720,000	49,720,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	10,090,000	10,090,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	12,320,000	12,320,000
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	5,000,000	5,000,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.63%		01/07/20	4,660,000	4,660,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	12,480,000	12,480,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		01/07/20	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.65%		01/07/20	11,475,000	11,475,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	13,645,000	13,645,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	11,300,000	11,300,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	c	1.78%		01/07/20	17,900,000	17,900,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	c	1.78%		01/07/20	14,785,000	14,785,000
Texas State Univ System
Refunding RB Series 2014 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	3,750,000	3,750,000
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	16,000,000	16,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.80%		01/07/20	16,255,000	16,255,000
GO Bonds Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.80%		01/07/20	3,105,000	3,105,000
Texas Water Development Board
State Water Implementation Fund RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	13,490,000	13,490,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,750,000	4,750,000
						1,590,845,000
Utah 0.8%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	c	1.66%		01/07/20	1,000,000	1,000,000
Murray
Hospital RB (IHC Health Services) Series 2003A	c	1.65%		01/07/20	29,020,000	29,020,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	c	1.73%		01/07/20	6,775,000	6,775,000
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.62%		01/07/20	10,800,000	10,800,000
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	c	1.72%		01/07/20	8,255,000	8,255,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	c	1.65%		01/07/20	39,120,000	39,120,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.65%		01/07/20	29,655,000	29,655,000
						124,625,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 1.5%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	4,785,000	4,785,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,b	1.64%	01/02/20	01/07/20	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	7,500,000	7,500,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	c	1.70%		01/07/20	14,250,000	14,250,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	3,720,000	3,720,000
Metropolitan Washington Airports Auth
Airport System RB Series 2003D1 (LOC: TD BANK NA)	c	1.65%		01/07/20	30,160,000	30,160,000
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.71%		01/07/20	49,350,000	49,350,000
Airport System Refunding RB Series 2011A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.63%		01/07/20	5,220,000	5,220,000
Airport System Refunding RB Series 2011A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.63%		01/07/20	16,100,000	16,100,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a,b	1.67%	01/02/20	01/07/20	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.66%		01/07/20	4,000,000	4,000,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,b	1.71%		01/07/20	2,500,000	2,500,000
Airport System Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	a,b	1.70%		01/07/20	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	7,500,000	7,500,000
Norfolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	6,435,000	6,435,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	4,600,000	4,600,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,625,000	5,625,000
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	5,300,000	5,300,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.70%		01/07/20	41,975,000	41,975,000
						229,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 3.7%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,430,000	6,430,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	5,745,000	5,745,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	2,250,000	2,250,000
King Cnty
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: CITIBANK NA)	a,b	1.68%	01/02/20	01/07/20	11,680,000	11,680,000
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	14,945,000	14,945,000
King Cnty Housing Auth
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	c	1.75%		01/07/20	6,475,000	6,475,000
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	1.76%		01/07/20	3,755,000	3,755,000
King Cnty SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	9,500,000	9,500,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	c	1.66%		01/07/20	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.70%		01/07/20	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	c	1.65%		01/07/20	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	c	1.58%		01/07/20	128,495,000	128,495,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	17,340,000	17,340,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	5,935,000	5,935,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	9,840,000	9,840,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.69%		01/02/20	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	7,730,000	7,730,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	1.76%		01/07/20	4,620,000	4,620,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	9,690,000	9,690,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,965,000	4,965,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	11,250,000	11,250,000
GO Bonds Series 2018C (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,100,000	4,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2019T (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	4,990,000	4,990,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%	01/02/20	01/07/20	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	c	1.70%		01/07/20	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	c	1.70%		01/07/20	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	8,110,000	8,110,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	3,540,000	3,540,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a,b	1.64%	01/02/20	01/07/20	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	9,285,000	9,285,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	6,665,000	6,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	7,485,000	7,485,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	8,625,000	8,625,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Boardwalk Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	9,720,000	9,720,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	2,760,000	2,760,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	8,100,000	8,100,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.34%		01/07/20	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	12,730,000	12,730,000
M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: FEDERAL HOME LOAN BANKS)	c	1.65%		01/07/20	7,100,000	7,100,000
M/F Housing RB (Merrill Gardens at Tacoma) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	17,640,000	17,640,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.34%		01/07/20	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	12,750,000	12,750,000
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	c	1.65%		01/07/20	3,710,000	3,710,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.66%		01/07/20	20,335,000	20,335,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.65%		01/07/20	8,190,000	8,190,000
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	c	1.68%		01/07/20	31,590,000	31,590,000
						587,355,000
West Virginia 0.3%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	c	1.69%		01/07/20	2,740,000	2,740,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	c	1.72%		01/07/20	40,000,000	40,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	c	1.69%		01/07/20	4,000,000	4,000,000
						46,740,000
Wisconsin 0.8%
Green Bay Redevelopment Auth
Exempt Facility Redevelopment RB (Green Bay Packaging Inc. Project) Series 2019 (LOC: WELLS FARGO BANK NA)	c	1.68%		01/07/20	26,355,000	26,355,000
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.78%		01/07/20	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	6,000,000	6,000,000
RB (Ascension Health) Series 2013B2 (LIQ: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	3,735,000	3,735,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.65%		01/07/20	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	5,125,000	5,125,000
RB (Childrens Hospital of Wisconsin) Series 2017 (LIQ: CREDIT SUISSE AG)	a,b	1.68%		01/07/20	2,000,000	2,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	5,275,000	5,275,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.78%		01/07/20	11,170,000	11,170,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c	1.78%		01/07/20	4,330,000	4,330,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	c	1.78%		01/07/20	6,500,000	6,500,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	a,b	1.65%		01/07/20	1,000,000	1,000,000
Housing RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,690,000	4,690,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	4,500,000	4,500,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	1.63%		01/07/20	6,435,000	6,435,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	c	1.63%		01/07/20	5,715,000	5,715,000
						126,645,000
Wyoming 0.3%
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	c	1.64%		01/02/20	2,550,000	2,550,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	1.56%		01/07/20	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	5,900,000	5,900,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	4,400,000	4,400,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	6,725,000	6,725,000
						52,275,000
Other Investments 2.1%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,c	1.75%		01/07/20	96,000,000	96,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a,c	1.75%		01/07/20	43,100,000	43,100,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a,c	1.75%		01/07/20	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	a,c	1.75%		01/07/20	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	1.75%		01/07/20	24,200,000	24,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	1.75%		01/07/20	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	1.75%		01/07/20	12,600,000	12,600,000
						336,600,000
Total Variable-Rate Municipal Securities
(Cost $11,371,759,856)						11,371,759,856
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,759,386,000 or 30.3% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SCH DIST —	School district
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$15,718,774,798
Cash		1,144,625
Receivables:
Fund shares sold		137,434,143
Interest		47,147,150
Prepaid expenses	+	321,947
Total assets		15,904,822,663
Liabilities
Payables:
Investments bought		157,864,693
Investment adviser and administrator fees		2,360,717
Shareholder service fees		65,147
Independent trustees’ fees		163
Fund shares redeemed		54,512,591
Distributions to shareholders		4,921,691
Accrued expenses	+	314,277
Total liabilities		220,039,279
Net Assets
Total assets		15,904,822,663
Total liabilities	–	220,039,279
Net assets		$15,684,783,384
Net Assets by Source
Capital received from investors		15,685,330,568
Total distributable loss		(547,184)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,674,470,190		2,673,874,443		$1.00
Ultra Shares	$13,010,313,194		13,007,578,151		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$231,466,289
Expenses
Investment adviser and administrator fees		47,842,362
Shareholder service fees:
Sweep Shares[1]		441,622
Investor Shares		3,931,453
Registration fees		828,497
Portfolio accounting fees		353,186
Custodian fees		180,076
Transfer agent fees		125,286
Professional fees		101,988
Shareholder reports		78,725
Independent trustees’ fees		64,977
Other expenses	+	171,169
Total expenses		54,119,341
Expense reduction by CSIM and its affiliates	–	20,900,154
Net expenses	–	33,219,187
Net investment income		198,247,102
Realized Gains (Losses)
Net realized gains on investments		290,546
Increase in net assets resulting from operations		$198,537,648
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1 and 4).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$198,247,102	$182,194,885
Net realized gains (losses)	+	290,546	(210,793)
Increase in net assets from operations		198,537,648	181,984,092
Distributions to Shareholders1
Sweep Shares		(1,948,912)	(40,776,028)
Investor Shares		(31,159,583)	(20,695,856)
Ultra Shares	+	(165,138,607)	(120,723,001)
Total distributions		($198,247,102)	($182,194,885)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		1,312,772,498	18,603,934,120
Investor Shares		3,707,739,060	4,294,721,919
Ultra Shares	+	16,903,070,828	19,736,098,511
Total shares sold		21,923,582,386	42,634,754,550
Shares Reinvested
Sweep Shares		1,914,559	40,776,014
Investor Shares		22,146,021	14,817,889
Ultra Shares	+	124,600,834	91,845,090
Total shares reinvested		148,661,414	147,438,993
Shares Redeemed
Sweep Shares		(3,340,871,592)	(25,879,632,790)
Investor Shares		(3,790,649,295)	(2,396,754,227)
Ultra Shares	+	(16,765,583,895)	(12,913,734,598)
Total shares redeemed		(23,897,104,782)	(41,190,121,615)
Net transactions in fund shares		(1,824,860,982)	1,592,071,928
Net Assets
Beginning of period		17,509,353,820	15,917,492,685
Total increase or decrease	+	(1,824,570,436)	1,591,861,135
End of period		$15,684,783,384	$17,509,353,820
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.19%	1.20% [4]	0.48%	0.12%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.42% [5]	0.34% [6]	0.08% [6]
Gross operating expenses	0.52%	0.51%	0.55%	0.57%	0.57%
Net investment income (loss)	1.17%	1.14%	0.48%	0.13%	0.01%
Net assets, end of period (x 1,000,000)	$1,273	$1,128	$632	$519	$403

1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 29.4% of net assets
California 1.6%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B-4		1.32%		02/06/20	1,800,000	1,800,000
RB (Kaiser Permanente) Series 2009B2		1.28%		03/03/20	9,500,000	9,500,000
RB (Kaiser Permanente) Series 2009B3		1.28%		03/03/20	7,500,000	7,500,000
RB (Kaiser Permanente) Series 2009B6		1.30%		02/11/20	1,500,000	1,500,000
						20,300,000
Colorado 0.1%
Colorado
TRAN Series 2019A		3.00%		06/29/20	1,350,000	1,360,959
District of Columbia 0.4%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.43%	01/07/20	07/10/20	5,000,000	5,000,000
Florida 0.2%
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.21%		01/03/20	2,000,000	2,000,000
Georgia 0.5%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series K1-K4 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.45%		03/23/20	6,000,000	6,000,000
Idaho 1.3%
Idaho
TAN 2019		3.00%		06/30/20	10,000,000	10,082,751
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.25%		02/03/20	6,235,000	6,235,000
						16,317,751

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 3.2%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.40%		01/03/20	15,000,000	15,000,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.16%		04/02/20	18,000,000	18,000,000
RB (Univ Of Chicago) Series 1998B		1.88%		02/13/20	2,000,000	2,001,680
RB Series 2008A1		5.00%		01/15/20	5,285,000	5,291,938
						40,293,618
Indiana 0.1%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A10		1.50%		05/01/20	230,000	230,111
Sub RB (Ascension Health) Series 2005A8		1.25%		05/01/20	935,000	934,483
						1,164,594
Kentucky 2.2%
Kentucky Asset/Liability Commission
TRAN 2019A		3.00%		06/25/20	5,040,000	5,078,019
Louisville & Jefferson Cnty Metro Sewer District
BAN 2019		3.00%		10/23/20	3,000,000	3,038,853
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		1.35%		01/14/20	10,000,000	10,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		1.20%		02/03/20	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.35%		01/07/20	995,000	995,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.16%		01/22/20	4,460,000	4,460,000
						28,571,872
Massachusetts 1.0%
Boston Water & Sewer Commission
CP BAN Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		1.20%		03/03/20	3,160,000	3,160,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		1.37%		01/02/20	2,000,000	2,000,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.32%		02/12/20	7,100,000	7,100,000
CP Notes Series 2013B1 (LIQ: US BANK NATIONAL ASSOCIATION)		1.17%		02/12/20	1,000,000	1,000,000
						13,260,000
Michigan 0.9%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.16%		03/02/20	5,000,000	5,000,000
State Aid Revenue Notes Series 2019A (LOC: JPMORGAN CHASE BANK NA)		2.00%		08/20/20	5,935,000	5,959,854
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F		1.95%		04/01/20	175,000	175,226
						11,135,080
Missouri 0.4%
Univ of Missouri
CP Series A		1.14%		04/03/20	4,835,000	4,835,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.37%		02/04/20	3,000,000	3,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.18%		04/03/20	4,000,000	4,000,000
						7,000,000
New Jersey 1.1%
Burlington Cnty
BAN 2018B		2.75%		04/17/20	2,500,000	2,507,689
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2019C1		2.50%		09/18/20	4,500,000	4,534,039
Mercer Cnty
BAN Series 2019B		2.00%		06/15/20	7,000,000	7,028,187
						14,069,915
New York 3.5%
Deer Park UFSD
TRAN 2019-2020		2.00%		06/25/20	5,000,000	5,016,658
Greece Central SD
BAN Series 2019		2.25%		06/26/20	2,500,000	2,509,537
Horseheads CSD
BAN 2019		2.25%		06/25/20	1,500,000	1,505,695
Islip UFSD
TAN 2019-2020		1.75%		06/25/20	5,000,000	5,010,169
Lancaster CSD
BAN 2019		2.50%		06/12/20	3,400,000	3,415,275
Liverpool CSD
Go BAN 2019		2.25%		06/26/20	2,000,000	2,007,676
Madison Cnty
BAN 2019		1.75%		07/31/20	4,000,000	4,010,504
New York State Power Auth
CP Series 2		1.22%		01/16/20	500,000	500,000
CP Series 2		1.23%		03/12/20	3,000,000	3,000,000
North Tonawanda SD
BAN 2019		1.50%		08/21/20	8,120,000	8,133,084
Port Chester-Rye UFSD
BAN 2019		2.50%		06/12/20	8,000,000	8,034,158
Queensbury UFSD
BAN 2019		2.25%		07/10/20	2,000,000	2,009,005
						45,151,761
Ohio 1.1%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.25%		02/03/20	6,000,000	6,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.18%		02/20/20	1,505,000	1,505,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		2.10%		02/01/20	6,085,000	6,085,000
						13,590,000
Pennsylvania 0.8%
Pennsylvania State Univ
Refunding RB Series 2009B		1.58%		06/01/20	10,000,000	10,000,000
Tennessee 0.9%
Metro Government of Nashville & Davidson Cnty
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		1.17%		03/03/20	1,200,000	1,200,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.18%		04/02/20	10,320,000	10,320,000
						11,520,000
Texas 9.1%
Alief ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	2,750,000	2,762,535
Boerne ISD
ULT Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/20	1,310,000	1,313,684
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		1.29%		05/05/20	3,685,000	3,685,000
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.20%		02/06/20	3,650,000	3,650,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		1.43%		01/09/20	8,000,000	8,000,288
Sr Sub Lien Sales Tax Revenue CP Sereies IIA (LIQ: JPMORGAN CHASE BANK NA)		1.22%		05/14/20	11,000,000	11,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.53%		01/06/20	8,000,000	8,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.35%		01/22/20	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.17%		04/03/20	5,000,000	5,000,000
Katy ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	4,415,000	4,434,142
Klein ISD
ULT Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/20	2,760,000	2,765,535
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,055,000	1,058,107
Lower Colorado River Auth
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.20%		02/03/20	9,000,000	9,000,000
McKinney ISD
ULT Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,175,000	1,179,849

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.17%		05/07/20	1,965,000	1,965,000
Northwest ISD
ULT Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,000,000	1,003,366
Texas
TRAN 2019-2020		4.00%		08/27/20	29,000,000	29,508,240
Texas Public Finance Auth
CP Series 2003		1.19%		01/07/20	500,000	500,000
Univ of Texas
Revenue Financing CP Series A		1.28%		01/06/20	5,000,000	5,000,000
Revenue Financing CP Series A		1.25%		02/03/20	7,000,000	6,999,456
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		1.21%		01/07/20	4,000,000	4,000,000
						115,825,202
Utah 0.1%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.19%		02/19/20	1,600,000	1,600,000
Washington 0.1%
Univ of Washington
General Revenue CP Series A		1.20%		02/26/20	1,900,000	1,900,000
Wisconsin 0.3%
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2013B		5.00%		06/01/20	3,235,000	3,285,082
Total Fixed-Rate Municipal Securities
(Cost $374,180,834)						374,180,834

Variable-Rate Municipal Securities 69.9% of net assets
Alabama 3.6%
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/16/20	2,425,000	2,425,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,b	1.65%	01/02/20	01/07/20	2,900,000	2,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	c	1.66%		01/07/20	40,000,000	40,000,000
						45,325,000
Arizona 0.1%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	c	1.70%		01/02/20	1,000,000	1,000,000
California 1.8%
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.71%	01/02/20	03/02/20	23,445,000	23,445,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 2.4%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	2,780,000	2,780,000
Hospital RB (AdventHealth) Series 2019A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a,b	1.73%		01/02/20	3,035,000	3,035,000
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	3,750,000	3,750,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/02/20	5,670,000	5,670,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2001AA2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	1.65%		01/07/20	1,625,000	1,625,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	02/20/20	7,415,000	7,415,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	2,935,000	2,935,000
						31,210,000
Connecticut 1.0%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	c	1.65%		01/07/20	8,855,000	8,855,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	3,750,000	3,750,000
						12,605,000
Delaware 0.2%
Delaware Transportation Auth
Transportation System Sr RB Series 2019 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/02/20	2,550,000	2,550,000
District of Columbia 0.6%
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/07/20	985,000	985,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,285,000	6,285,000
						7,270,000
Florida 2.4%
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	c	1.63%		01/07/20	2,205,000	2,205,000
Lee Memorial Health System
Hospital Refunding RB Series 2019A1 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	5,250,000	5,250,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BANK OF AMERICA NA)	a,b	1.65%		01/07/20	2,000,000	2,000,000
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	7,400,000	7,400,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	11,700,000	11,700,000
St. Petersburg
Public Utilitiy Refunding RB Series 2019B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%	01/02/20	01/07/20	2,590,000	2,590,000
						31,145,000
Georgia 0.6%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	8,200,000	8,200,000
Illinois 4.4%
Chicago
OHare General Airport Sr Lien RB Series 2018B (LOC: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	1,875,000	1,875,000
Illinois Finance Auth
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	c	1.73%		01/07/20	2,830,000	2,830,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.70%		01/07/20	3,500,000	3,500,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)	c	1.70%		01/02/20	500,000	500,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.67%		01/07/20	6,600,000	6,600,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,b	1.69%		01/07/20	6,665,000	6,665,000
Illinois Toll Highway Auth
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,b	1.69%		01/07/20	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.65%		01/07/20	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	1.67%		01/07/20	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.74%		01/07/20	6,000,000	6,000,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.69%		01/07/20	835,000	835,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.71%		01/07/20	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,b	1.69%		01/07/20	3,045,000	3,045,000
						56,115,000
Indiana 2.2%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	c	1.66%		01/07/20	28,500,000	28,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa 1.2%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2012	c	1.65%		01/07/20	5,000,000	5,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	c	1.66%		01/07/20	10,000,000	10,000,000
						15,000,000
Louisiana 2.1%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	1.62%		01/07/20	15,000,000	15,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	c	1.66%		01/07/20	4,340,000	4,340,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	c	1.66%		01/07/20	2,920,000	2,920,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	c	1.66%		01/07/20	4,545,000	4,545,000
						26,805,000
Maryland 1.4%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	3,690,000	3,690,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	7,255,000	7,255,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	6,525,000	6,525,000
						17,470,000
Massachusetts 0.0%
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	90,000	90,000
Michigan 3.4%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	7,870,000	7,870,000
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	2,000,000	2,000,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a,b	1.68%		01/07/20	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017 MI & 2013 MI-2 (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	4,075,000	4,075,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-6 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	1,915,000	1,915,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Strategic Fund
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	c	1.66%		01/07/20	10,700,000	10,700,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	2,983,500	2,983,500
						42,743,500
Minnesota 1.4%
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.35%		01/07/20	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.35%		01/07/20	5,865,000	5,865,000
						18,165,000
Mississippi 0.8%
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	10,000,000	10,000,000
Missouri 2.6%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	28,995,000	28,995,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		01/07/20	4,000,000	4,000,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.65%		01/07/20	670,000	670,000
						33,665,000
Nebraska 2.4%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.66%		01/07/20	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010B	c	1.55%		01/07/20	10,000,000	10,000,000
						31,000,000
Nevada 0.4%
Clark Cnty
LT GO Bonds Series 2018 (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	2,500,000	2,500,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	2,165,000	2,165,000
						4,665,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 1.4%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	03/12/20	2,335,000	2,335,000
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	12,705,000	12,705,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	a,b	1.76%	01/02/20	02/27/20	3,000,000	3,000,000
						18,040,000
New York 8.1%
New York City
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	c	1.65%		01/02/20	1,755,000	1,755,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	4,665,000	4,665,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	15,945,000	15,945,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	3,750,000	3,750,000
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.66%	01/02/20	01/07/20	24,185,000	24,185,000
New York State Dormitory Auth
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	9,000,000	9,000,000
New York State Thruway Auth
General Revenue Jr Obligations Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	4,000,000	4,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	1.65%		01/07/20	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,c	1.65%		01/07/20	16,300,000	16,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.75%		01/07/20	4,185,000	4,185,000
						102,705,000
North Carolina 0.8%
North Carolina
GO Bonds Series 2019B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.64%		01/02/20	1,000,000	1,000,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	500	500
North Carolina Housing Finance Agency
Home Ownership RB Series 38B (LIQ: BARCLAYS BANK PLC)	a,b	1.64%		01/07/20	7,000,000	7,000,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.67%		01/02/20	1,590,000	1,590,000
						9,590,500

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Dakota 1.0%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/16/20	12,160,000	12,160,000
Ohio 1.4%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	3,015,000	3,015,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.66%		01/07/20	1,335,000	1,335,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	5,000,000	5,000,000
Hospital Facilities Refunding RB (Kettering Medical Center) Series 1996 (LOC: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	4,950,000	4,950,000
Ohio
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.65%		01/02/20	3,540,000	3,540,000
						17,840,000
Oregon 1.2%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	c	1.66%		01/07/20	3,000,000	3,000,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		01/07/20	7,500,000	7,500,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	1.71%		01/07/20	4,760,000	4,760,000
						15,260,000
Pennsylvania 2.0%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	8,765,000	8,765,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		01/02/20	7,935,000	7,935,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.68%		01/07/20	5,000,000	5,000,000
Southcentral General Auth
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.66%		01/07/20	3,295,000	3,295,000
						24,995,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rhode Island 0.6%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	8,250,000	8,250,000
South Carolina 0.5%
Lexington Cnty SD #1
GO Bonds Series 2019B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/30/20	1,000,000	1,000,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		01/07/20	3,335,000	3,335,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	a,b	1.81%	01/02/20	04/01/20	2,000,000	2,000,000
						6,335,000
Tennessee 0.1%
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	1,685,000	1,685,000
Texas 9.9%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	c	1.62%		01/07/20	12,000,000	12,000,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.66%		01/07/20	5,270,000	5,270,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Health) Series 2015A (LOC: JPMORGAN CHASE BANK NA)	a,b	1.73%		01/02/20	2,535,000	2,535,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	c	1.68%		01/02/20	1,950,000	1,950,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	5,500,000	5,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.69%		01/07/20	5,180,000	5,180,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	c	1.62%		01/07/20	4,000,000	4,000,000
Exempt Facilities RB (Total USA) Series 2011	c	1.62%		01/07/20	21,315,000	21,315,000
Exempt Facilities RB (Total USA) Series 2012A	c	1.62%		01/07/20	10,000,000	10,000,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		01/07/20	13,200,000	13,200,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	a,b	1.64%	01/02/20	01/07/20	13,970,000	13,970,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		01/07/20	6,000,000	6,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
GO Bonds Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.70%		01/07/20	500,000	500,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.73%		01/07/20	9,000,000	9,000,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.70%		01/07/20	3,905,000	3,905,000
Veterans Bonds Series 2011B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.70%		01/07/20	6,390,000	6,390,000
						125,715,000
Utah 0.3%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	a,b	1.64%		01/07/20	1,920,000	1,920,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	c	1.73%		01/07/20	1,825,000	1,825,000
						3,745,000
Virginia 1.3%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,b	1.64%	01/02/20	01/07/20	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,b	1.64%		01/07/20	3,330,000	3,330,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/09/20	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	6,750,000	6,750,000
						15,980,000
Washington 2.7%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	2,945,000	2,945,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	c	1.66%		01/07/20	2,860,000	2,860,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.12%)	a,b	1.73%	01/02/20	01/23/20	3,980,000	3,980,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%		01/07/20	6,670,000	6,670,000
Washington
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.64%		01/07/20	5,500,000	5,500,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,b	1.64%	01/02/20	01/07/20	5,000,000	5,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,b	1.64%		01/07/20	7,475,000	7,475,000
						34,430,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 1.9%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	c	1.66%		01/07/20	9,800,000	9,800,000
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.65%		01/07/20	2,940,000	2,940,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	a,b	1.66%		01/07/20	4,000,000	4,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.64%	01/02/20	01/07/20	6,665,000	6,665,000
RB (Marshfield Clinic Health) Series 2018A (LOC: BARCLAYS BANK PLC)	c	1.65%		01/02/20	700,000	700,000
						24,105,000
Other Investment 1.7%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,c	1.68%		01/07/20	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $889,704,000)						889,704,000
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $528,404,000 or 41.5% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SCH DIST —	School district
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,263,884,834
Cash		20,506
Receivables:
Fund shares sold		7,576,756
Interest		4,326,628
Prepaid expenses	+	43,294
Total assets		1,275,852,018
Liabilities
Payables:
Investment adviser and administrator fees		350,132
Independent trustees’ fees		109
Fund shares redeemed		2,267,137
Distributions to shareholders		378,358
Accrued expenses	+	112,089
Total liabilities		3,107,825
Net Assets
Total assets		1,275,852,018
Total liabilities	–	3,107,825
Net assets		$1,272,744,193
Net Assets by Source
Capital received from investors		1,272,843,854
Total distributable loss		(99,661)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,272,744,193		1,272,283,118		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$19,221,752
Expenses
Investment adviser and administrator fees		4,332,697
Shareholder service fees:
Sweep Shares[1]		178,094
Investor Shares		1,783,470
Registration fees		127,310
Portfolio accounting fees		103,214
Professional fees		39,451
Independent trustees’ fees		37,247
Shareholder reports		19,199
Custodian fees		15,750
Transfer agent fees		11,132
Other expenses	+	22,909
Total expenses		6,670,473
Expense reduction by CSIM and its affiliates	–	2,102,219
Net expenses	–	4,568,254
Net investment income		14,653,498
Realized Gains (Losses)
Net realized gains on investments		112,034
Increase in net assets resulting from operations		$14,765,532
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1 and 4).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$14,653,498	$20,149,551
Net realized gains (losses)	+	112,034	(211,695)
Increase in net assets from operations		14,765,532	19,937,856
Distributions to Shareholders1
Sweep Shares		(697,208)	(10,253,863)
Investor Shares	+	(13,956,290)	(11,079,872)
Total distributions		($14,653,498)	($21,333,735)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		258,781,633	4,171,517,328
Investor Shares	+	1,341,844,000	1,488,047,971
Total shares sold		1,600,625,633	5,659,565,299
Shares Reinvested
Sweep Shares		692,823	9,774,625
Investor Shares	+	10,294,889	8,322,169
Total shares reinvested		10,987,712	18,096,794
Shares Redeemed
Sweep Shares		(1,013,028,156)	(5,727,447,702)
Investor Shares	+	(1,208,096,495)	(999,605,762)
Total shares redeemed		(2,221,124,651)	(6,727,053,464)
Net transactions in fund shares		(609,511,306)	(1,049,391,371)
Net Assets
Beginning of period		1,882,143,465	2,932,930,715
Total decrease	+	(609,399,272)	(1,050,787,250)
End of period		$1,272,744,193	$1,882,143,465
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund offers two share classes: Investor Shares and Ultra Shares. Schwab AMT Tax-Free Money Fund offers one share class, Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective April 10, 2019, the funds’ Sweep Shares were liquidated.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	73%	76%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution		12% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for a fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. Negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.34%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Prior to April 10, 2019, the Plan enabled the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provided to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Prior to April 10, 2019, Sweep Shares of the funds were subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee that was paid to Schwab was based on the average daily net asset value of the funds’ Sweep Shares owned by shareholders holding Sweep Shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares*	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares**	n/a	n/a
*	Effective April 10, 2019, the Sweep Shares were liquidated.
**	Ultra Shares is only offered by Schwab Municipal Money Fund.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.57%	0.57%
Investor Shares	0.35%	0.35%
Ultra Shares**	0.19%	n/a
*	Effective April 10, 2019, the Sweep Shares were liquidated.
**	Ultra Shares is only offered by Schwab Municipal Money Fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$309,011,141	$—
Schwab AMT Tax-Free Money Fund	138,576,511	(3,942)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$15,718,774,798	$1,263,884,834
As of December 31, 2019, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$547,184	$99,661
Total	$547,184	$99,661
For the fiscal year ended December 31, 2019, the funds had capital loss carryforwards utilized as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Capital loss carryforwards utilized	$290,546	$112,034
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Current period distributions
Tax-exempt income	$198,247,102	$14,653,498
Ordinary income	—	—
Long-term capital gains	—	—
Prior period distributions
Tax-exempt income	$182,194,885	$20,149,551
Ordinary income	—	1,184,184
Long-term capital gains	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the year ended December 31, 2019.
Percentage
Schwab Municipal Money Fund	100%
Schwab AMT Tax-Free Money Fund	100%

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Notes

Notes

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26568-17
00240579

Annual Report  |  December 31, 2019
Schwab Retirement Government Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first year the Fed had done so since the end of 2008. The rate cuts were a significant reversal from market expectations of continued interest rate increases heading into 2019, coming on the heels of four hikes in 2018. Now, going into 2020, most observers are predicting that interest rates will remain unchanged, but whether these forecasts prove accurate remains unknown.
An important takeaway for investors is that market conditions and interest rate forecasts can quickly change—for better or for worse. That’s why, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Retirement Government Money Fund is a prime example of how we can help in this regard, providing a straightforward option for a dedicated asset allocation or as a temporary place to hold cash.
Designed to offer stability of capital, liquidity, and current income, the Schwab Retirement Government Money Fund is actively managed, investing in government securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. We take great pride in our position as one of the largest money market fund managers in the U.S., and by offering a full complement of money funds in the government, prime and municipal sectors, we give investors more ways to realize the benefits of professional money management.
As we reflect on the past year and look forward to this new decade, making sure that your portfolio is well-positioned for the long-term is one positive resolution that you can set at any time. And, with clear objectives, straightforward pricing, and a consistent approach to investing, our products and solutions can help make it a resolution that you can stick to and accomplish.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times.”
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a portfolio manager performing fixed income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed income global banking and investments.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 25 days and ending at 37 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	37 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	1.49%
Seven-Day Yield (without waivers)[2]	1.33%
Seven-Day Effective Yield (with waivers)[2]	1.50%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,009.30	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.24	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	—	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.02	0.02	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	—
Total distributions	(0.02)	(0.02)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	2.07%	1.69%	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.20% [5]	0.20% [6]
Gross operating expenses	0.35%	0.38%	0.37%	0.43% [6]
Net investment income (loss)	2.01%	1.68%	0.72%	0.20% [6]
Net assets, end of period (x 1,000,000)	$2,072	$1,019	$876	$658

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Annualized.
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 33.5% of net assets
U.S. Government Agency Debt 19.6%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.82%		06/10/20	686,000	680,512
		1.85%		06/12/20	183,000	181,493
		1.86%		07/07/20	215,000	212,956
FEDERAL HOME LOAN BANKS		1.83%		01/02/20	31,200,000	31,200,000
		1.92%		01/03/20	6,500,000	6,499,655
		1.71%		01/08/20	34,700,000	34,690,151
		2.11%		01/08/20	6,000,000	5,997,915
		1.57%		01/15/20	17,300,000	17,290,229
		1.69%		01/15/20	16,000,000	15,990,293
		2.07%		01/15/20	18,000,000	17,999,832
		1.60%		01/23/20	1,900,000	1,898,227
		2.50%		01/24/20	753,000	751,873
		1.59%		01/29/20	5,000,000	4,994,060
		1.59%		02/04/20	7,100,000	7,089,652
		1.58%		02/05/20	14,200,000	14,178,810
		1.60%		02/10/20	7,100,000	7,087,770
		1.58%		02/12/20	5,500,000	5,490,153
		1.58%		02/19/20	7,000,000	6,985,356
		1.60%		02/26/20	19,000,000	18,953,672
		1.60%		02/28/20	7,000,000	6,982,289
		1.62%		03/02/20	18,100,000	18,099,602
		1.59%		03/04/20	15,500,000	15,457,663
		1.57%		03/05/20	16,300,000	16,298,922
		1.57%		03/06/20	19,000,000	18,998,720
		1.57%		03/11/20	6,300,000	6,281,163
		1.58%		03/13/20	3,500,000	3,489,128
		1.87%		03/13/20	2,300,000	2,291,581
		2.13%		03/13/20	4,350,000	4,351,971
		4.13%		03/13/20	3,325,000	3,339,356
		1.59%		03/18/20	22,000,000	21,926,618
		1.91%		03/20/20	9,000,000	8,963,145
		1.90%		03/25/20	3,300,000	3,285,711
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.60%		03/27/20	18,900,000	18,829,091
		1.61%		04/24/20	19,000,000	18,998,731
		1.94%		05/01/20	544,000	540,536
		1.75%		06/12/20	1,800,000	1,801,138
		1.98%		06/16/20	6,500,000	6,500,000
		2.04%		06/18/20	1,000,000	990,690
		1.75%		08/12/20	8,000,000	7,996,794
		1.80%		08/28/20	3,500,000	3,500,908
		1.88%		09/24/20	1,000,000	1,000,092
		3.13%		12/11/20	1,500,000	1,520,768
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.50%		01/17/20	7,182,000	7,179,777
		2.25%		04/20/20	1,500,000	1,500,535
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.63%		01/21/20	4,100,000	4,099,009
		1.50%		07/30/20	2,000,000	1,998,830
		2.88%		10/30/20	2,900,000	2,929,217
						407,324,594
U.S. Treasury Debt 13.9%
UNITED STATES TREASURY		1.38%		01/15/20	44,000,000	43,988,670
		1.25%		01/31/20	17,000,000	16,988,743
		3.63%		02/15/20	25,000,000	25,045,781
		2.25%		02/29/20	2,200,000	2,201,047
		1.64%		04/09/20	9,000,000	8,960,065
		1.69%		04/09/20	15,000,000	14,931,727
		2.38%		04/30/20	26,700,000	26,753,270
		1.13%		04/30/20	5,500,000	5,486,715
		3.50%		05/15/20	3,000,000	3,018,027
		1.38%		05/31/20	2,500,000	2,495,139
		1.50%		05/31/20	9,000,000	8,987,241
		1.88%		06/30/20	5,000,000	5,005,440
		1.63%		06/30/20	7,000,000	6,995,927
		2.50%		06/30/20	8,000,000	8,033,082
		1.50%		07/15/20	8,000,000	7,988,899
		2.63%		07/31/20	4,600,000	4,625,299
		2.63%		08/15/20	16,000,000	16,086,639
		2.75%		09/30/20	21,400,000	21,574,277
		2.00%		09/30/20	6,000,000	6,016,496
		1.38%		10/31/20	11,300,000	11,275,830
		1.75%		10/31/20	12,000,000	12,006,925
		2.63%		11/15/20	12,200,000	12,302,646
		1.63%		11/30/20	11,000,000	10,999,551
		2.50%		12/31/20	2,200,000	2,217,912
		1.75%		12/31/20	4,000,000	4,004,311
						287,989,659
Total Fixed-Rate Obligations
(Cost $695,314,253)						695,314,253

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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 22.7% of net assets
U.S. Government Agency Debt 21.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.05%)		1.84%	01/21/20	02/21/20	9,900,000	9,901,503
(3 mo. USD-LIBOR - 0.14%)		1.75%		03/12/20	5,000,000	4,999,952
(1 mo. USD-LIBOR - 0.01%)		1.74%	01/18/20	06/18/20	10,700,000	10,700,000
(1 mo. USD-LIBOR + 0.01%)		1.81%	01/29/20	06/29/20	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.01%)		1.72%	01/02/20	07/02/20	7,000,000	7,000,000
(SOFR + 0.21%)		1.75%	01/01/20	10/28/21	2,700,000	2,700,000
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.16%)		1.73%		02/07/20	10,500,000	10,500,241
(SOFR + 0.01%)		1.55%	01/02/20	02/21/20	9,000,000	9,000,000
(SOFR + 0.02%)		1.56%	01/02/20	02/21/20	6,500,000	6,500,000
(SOFR + 0.04%)		1.58%	01/01/20	02/21/20	17,000,000	17,000,000
(SOFR + 0.03%)		1.57%	01/02/20	03/06/20	4,000,000	4,000,000
(SOFR + 0.07%)		1.61%	01/01/20	03/27/20	14,000,000	14,000,000
(3 mo. USD-LIBOR - 0.14%)		1.85%	01/13/20	04/13/20	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.03%)		1.74%	01/20/20	04/20/20	18,000,000	18,000,000
(SOFR + 0.04%)		1.58%	01/02/20	05/08/20	5,000,000	5,000,000
(3 mo. USD-LIBOR - 0.18%)		1.73%	02/08/20	05/08/20	7,150,000	7,150,460
(SOFR + 0.08%)		1.62%	01/02/20	05/11/20	10,800,000	10,800,000
(1 mo. USD-LIBOR - 0.02%)		1.75%	01/20/20	05/20/20	9,000,000	9,000,000
(SOFR + 0.02%)		1.56%	01/02/20	05/22/20	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.02%)		1.68%	01/01/20	06/01/20	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.02%)		1.68%	01/03/20	06/03/20	10,750,000	10,750,000
(3 mo. USD-LIBOR - 0.22%)		1.67%	03/08/20	06/08/20	17,300,000	17,300,000
(1 mo. USD-LIBOR + 0.06%)		1.80%	01/12/20	06/12/20	7,300,000	7,300,000
(3 mo. USD-LIBOR - 0.22%)		1.71%	03/23/20	06/23/20	7,000,000	7,000,000
(1 mo. USD-LIBOR - 0.02%)		1.67%	01/01/20	07/01/20	11,750,000	11,750,000
(SOFR + 0.10%)		1.64%	01/02/20	07/17/20	2,900,000	2,900,000
(SOFR + 0.03%)		1.57%	01/02/20	08/21/20	2,000,000	2,000,000
(SOFR + 0.04%)		1.58%	01/02/20	08/25/20	4,000,000	4,000,000
(SOFR + 0.05%)		1.59%	01/02/20	09/28/20	5,700,000	5,700,000
(SOFR + 0.11%)		1.64%	01/01/20	10/01/20	7,500,000	7,500,358
(1 mo. USD-LIBOR - 0.01%)		1.79%	01/26/20	10/26/20	9,500,000	9,500,000
(1 mo. USD-LIBOR + 0.00%)		1.79%	01/26/20	10/26/20	11,250,000	11,250,287
(SOFR + 0.03%)		1.57%	01/02/20	11/06/20	34,000,000	34,000,000
(SOFR + 0.11%)		1.65%	01/01/20	01/15/21	4,650,000	4,650,000
(SOFR + 0.04%)		1.58%	01/02/20	02/09/21	4,900,000	4,900,000
(SOFR + 0.10%)		1.64%	01/02/20	02/22/21	9,000,000	9,000,000
(SOFR + 0.07%)		1.61%	01/02/20	02/26/21	5,000,000	5,000,000
(SOFR + 0.12%)		1.66%	01/01/20	03/12/21	9,000,000	9,000,160
(SOFR + 0.17%)		1.71%	01/02/20	04/09/21	2,800,000	2,800,000
(1 mo. USD-LIBOR + 0.07%)		1.76%	01/04/20	05/04/21	9,700,000	9,700,000
(SOFR + 0.10%)		1.64%	01/01/20	05/07/21	2,250,000	2,250,000
(SOFR + 0.06%)		1.60%	01/02/20	05/14/21	5,000,000	5,000,000
(SOFR + 0.08%)		1.62%	01/02/20	06/11/21	7,000,000	7,000,000
(SOFR + 0.08%)		1.62%	01/02/20	07/08/21	10,750,000	10,750,000
(SOFR + 0.09%)		1.63%	01/02/20	09/10/21	11,400,000	11,400,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.04%)		1.58%	01/01/20	09/10/20	21,100,000	21,100,000
(SOFR + 0.03%)		1.57%	01/01/20	02/19/21	5,800,000	5,800,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.01%)		1.55%	01/01/20	05/22/20	15,600,000	15,598,926
(SOFR + 0.08%)		1.62%	01/01/20	10/30/20	9,750,000	9,750,323
						449,902,210
U.S. Treasury Debt 1.0%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		1.64%	01/02/20	01/31/21	19,900,000	19,890,696
Total Variable-Rate Obligations
(Cost $469,792,906)						469,792,906
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 44.7% of net assets
U.S. Government Agency Repurchase Agreements* 21.4%
BANK OF NOVA SCOTIA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $69,871,116, 3.00% - 4.00%, due 11/01/33 - 05/01/49)		1.57%		01/02/20	68,009,501	68,003,570
BMO CAPITAL MARKETS CORP
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $3,090,270, 2.50% - 4.00%, due 12/01/48 - 12/20/49)		1.57%		01/02/20	3,000,262	3,000,000
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $15,718,874, 2.19% - 6.25%, due 10/25/20 - 09/25/49)		1.57%		01/02/20	15,001,308	15,000,000
BOFA SECURITIES INC
Issued 12/12/19, repurchase date 01/13/20 (Collateralized by U.S. Government Agency Securities valued at $11,330,001, 3.00%, due 12/01/49)		1.65%		01/07/20	11,013,108	11,000,000
Issued 11/12/19, repurchase date 01/10/20 (Collateralized by U.S. Government Agency Securities valued at $51,500,001, 3.00%, due 12/01/49)		1.60%		01/07/20	50,124,444	50,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $7,141,143, 2.55% - 4.23%, due 05/25/35 - 04/15/58)		1.59%		01/02/20	7,002,164	7,000,000
JP MORGAN SECURITIES LLC
Issued 12/27/19, repurchase date 01/03/20 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 3.00% - 7.00%, due 12/20/26 - 12/20/49)		1.80%		01/03/20	20,007,000	20,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 2.50% - 7.00%, due 04/20/31 - 06/20/49)		1.55%		01/07/20	20,006,028	20,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $7,210,001, 3.00%, due 12/01/49)		1.57%		01/02/20	7,000,611	7,000,000
RBC DOMINION SECURITIES INC
Issued 12/13/19, repurchase date 02/11/20 (Collateralized by U.S. Government Agency Securities valued at $7,229,797, 1.13% - 5.00%, due 01/15/21 - 12/01/49)		1.64%		01/07/20	7,007,972	7,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $20,617,330, 0.00% - 6.00%, due 01/02/20 - 12/01/49)		1.74%		01/07/20	20,018,367	20,000,000
ROYAL BANK OF CANADA
Issued 11/21/19, repurchase date 02/21/20 (Collateralized by U.S. Government Agency Securities valued at $25,857,922, 2.09% - 4.50%, due 01/25/29 - 12/01/49)		1.64%		01/07/20	25,053,528	25,000,000
Issued 11/22/19, repurchase date 01/22/20 (Collateralized by U.S. Government Agency Securities valued at $28,920,143, 2.09% - 4.50%, due 01/25/29 - 12/01/49)		1.64%		01/07/20	28,058,676	28,000,000
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Government Agency Securities valued at $39,238,068, 2.09% - 6.50%, due 08/01/23 - 12/01/49)		1.64%		01/07/20	38,048,471	38,000,000
Issued 12/12/19, repurchase date 02/04/20 (Collateralized by U.S. Government Agency Securities valued at $7,227,737, 2.09% - 4.50%, due 12/01/29 - 12/20/49)		1.64%		01/07/20	7,008,291	7,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $65,525,715, 2.00% - 6.50%, due 08/01/22 - 01/01/49)		1.57%		01/02/20	63,005,495	63,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $28,127,619, 5.00%, due 03/01/49 - 10/01/49)		1.65%		01/07/20	27,025,988	27,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $29,128,776, 4.00% - 8.50%, due 01/25/20 - 09/01/49)		1.55%		01/07/20	28,008,439	28,000,000
						444,003,570
U.S. Treasury Repurchase Agreements 23.3%
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $69,366,000, 3.50%, due 05/15/20)		1.55%		01/02/20	68,005,856	68,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 11/08/19, repurchase date 02/06/20 (Collateralized by U.S. Treasury Securities valued at $10,242,674, 3.63%, due 02/15/44)		1.67%		02/06/20	10,041,750	10,000,000
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $241,740,047, 3.63%, due 02/15/44)		1.55%		01/02/20	237,020,408	237,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury Securities valued at $77,590,413, 0.00% - 2.63%, due 02/06/20 - 02/15/44)		1.72%		01/07/20	76,068,991	76,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $92,828,010, 0.50% - 2.63%, due 12/31/23 - 02/15/27)		1.55%		01/02/20	91,007,836	91,000,000
						482,000,000
Total Repurchase Agreements
(Cost $926,003,570)						926,003,570
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,165,107,159
Repurchase agreements, at cost and value (Note 2a)		926,003,570
Receivables:
Interest		3,299,903
Fund shares sold		300,859
Prepaid expenses	+	16,312
Total assets		2,094,727,803
Liabilities
Payables:
Investment adviser and administrator fees		304,272
Independent trustees’ fees		118
Fund shares redeemed		21,055,124
Distributions to shareholders		1,291,934
Accrued expenses	+	89,812
Total liabilities		22,741,260
Net Assets
Total assets		2,094,727,803
Total liabilities	–	22,741,260
Net assets		$2,071,986,543
Net Assets by Source
Capital received from investors		2,071,986,543

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,071,986,543		2,071,985,869		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$38,634,094
Expenses
Investment adviser and administrator fees		5,923,879
Portfolio accounting fees		104,358
Professional fees		44,061
Custodian fees		39,522
Independent trustees’ fees		37,748
Registration fees		32,369
Transfer agent fees		16,378
Shareholder reports		13,464
Other expenses	+	21,334
Total expenses		6,233,113
Expense reduction by CSIM and its affiliates	–	2,893,935
Net expenses	–	3,339,178
Net investment income		35,294,916
Increase in net assets resulting from operations		$35,294,916
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$35,294,916	$16,011,597
Net realized gains	+	—	3,816
Increase in net assets from operations		35,294,916	16,015,413
Distributions to Shareholders
Total distributions		($35,294,916)	($16,014,446)
Transactions in Fund Shares*
Shares sold		1,530,139,553	411,750,099
Shares reinvested		22,203,399	6,688,914
Shares redeemed	+	(499,409,670)	(275,092,209)
Net transactions in fund shares		1,052,933,282	143,346,804
Net Assets
Beginning of period		1,019,053,261	875,705,490
Total increase	+	1,052,933,282	143,347,771
End of period		$2,071,986,543	$1,019,053,261
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2019, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2019, the fund had investments in repurchase agreements with a gross value of $926,003,570 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fee paid to CSIM by the fund was 0.34%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Shareholder Concentration
Certain accounts may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of December 31, 2019, one shareholder of the fund owned 13% of the fund’s outstanding shares.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
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Financial Notes (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the fund’s investments was $2,091,110,729.
As of December 31, 2019, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$35,294,916
Prior period distributions
Ordinary income	$16,014,446
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Retirement Government Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab Retirement Government Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

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Schwab Retirement Government Money Fund  |  Annual Report

Notes

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95514-03
00240580

Annual Report  |  December 31, 2019
Schwab Variable Share Price Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first year the Fed had done so since the end of 2008. The rate cuts were a significant reversal from market expectations of continued interest rate increases heading into 2019, coming on the heels of four hikes in 2018. Now, going into 2020, most observers are predicting that interest rates will remain unchanged, but whether these forecasts prove accurate remains unknown.
An important takeaway for investors is that market conditions and interest rate forecasts can quickly change—for better or for worse. That’s why, at Charles Schwab Investment Management, we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Variable Share Price Money Fund is a prime example of how we can help in this regard, providing a straightforward option for a dedicated asset allocation or as a temporary place to hold cash.
Designed to offer stability of capital, liquidity, and current income, the Schwab Variable Share Price Money Fund is actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. We take great pride in our position as one of the largest money market fund managers in the U.S., and by offering a full complement of money funds in the government, prime and municipal sectors, we give investors more ways to realize the benefits of professional money management.
As we reflect on the past year and look forward to this new decade, making sure that your portfolio is well-positioned for the long-term is one positive resolution that you can set at any time. And, with clear objectives, straightforward pricing, and a consistent approach to investing, our products and solutions can help make it a resolution that you can stick to and accomplish.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times.”
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of –0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 26 days and ending at 35 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	1.69%
Seven-Day Yield (without waivers)[2]	1.54%
Seven-Day Effective Yield (with waivers)[2]	1.70%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,010.00	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.24	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0002	$1.0001	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0217	0.0201	0.0103	0.0042
Net realized and unrealized gains (losses)	0.0005	(0.0009)	(0.0006)	(0.0003)
Total from investment operations	0.0222	0.0192	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Distributions from net realized gains	— [3]	—	—	— [3]
Total distributions	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Net asset value at end of period	$1.0004	$1.0002	$1.0001	$1.0003
Total return	2.24%	1.94%	0.97%	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.20% [5]	0.21% [6]
Gross operating expenses	0.34%	0.35%	0.40%	0.44% [6]
Net investment income (loss)	2.17%	2.01%	1.03%	0.49% [6]
Net assets, end of period (x 1,000,000)	$5,388	$3,796	$1,327	$578

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Annualized.
7
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 42.4% of net assets
Asset-Backed Commercial Paper 11.1%
ALPINE SECURITIZATION LLC	a,b	2.14%		01/03/20	21,000,000	20,996,972
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.14%		01/06/20	12,000,000	11,996,622
BARTON CAPITAL SA	a,b	2.14%		01/06/20	10,000,000	9,997,075
	a,b	2.14%		01/07/20	11,000,000	10,996,210
	a,b	1.87%		02/18/20	3,000,000	2,992,764
	a,b	1.86%		02/21/20	15,000,000	14,960,112
	a,b	1.98%		02/26/20	15,000,000	14,953,545
BEDFORD ROW FUNDING CORP	a,b	1.86%		02/24/20	4,000,000	3,988,847
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.02%		01/10/20	21,000,000	20,989,640
CAFCO LLC	a,b	2.18%		01/02/20	4,000,000	3,999,659
	a,b	1.99%		03/03/20	23,000,000	22,929,200
CHARIOT FUNDING LLC	a,b	1.86%		02/12/20	4,000,000	3,991,424
	a,b	2.09%		03/24/20	23,000,000	22,900,234
	a,b	2.09%		03/25/20	21,000,000	20,907,676
CHARTA LLC	a,b	2.10%		02/03/20	3,000,000	2,994,943
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.02%		02/27/20	9,000,000	8,973,973
COLLATERALIZED COMMERCIAL PAPER V COMPANY LLC	a	2.14%		01/27/20	1,000,000	998,627
CRC FUNDING LLC	a,b	2.00%		02/28/20	21,000,000	20,936,501
	a,b	1.99%		03/03/20	21,000,000	20,932,086
	a,b	2.05%		04/07/20	7,000,000	6,964,271
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		01/03/20	15,500,000	15,497,662
	a,b	2.06%		01/08/20	1,000,000	999,596
	a,b	2.01%		02/03/20	2,000,000	1,996,572
	a,b	2.02%		02/11/20	30,000,000	30,005,888
	a,b	1.98%		02/20/20	12,000,000	12,002,196
	a,b	1.95%		03/19/20	1,000,000	1,000,154
	a,b	1.95%		03/24/20	5,000,000	5,000,730
8
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	2.00%		01/23/20	15,000,000	14,987,859
	a,b	1.96%		01/30/20	18,000,000	17,976,227
	a,b	2.03%		02/18/20	6,000,000	5,986,983
	a,b	1.87%		02/27/20	3,000,000	2,991,590
	a,b	2.02%		03/03/20	1,000,000	997,126
	a,b	2.04%		03/05/20	5,700,000	5,682,409
	a,b	2.02%		03/13/20	1,000,000	996,354
	a,b	2.01%		03/18/20	5,000,000	4,981,415
	a,b	2.03%		03/27/20	3,000,000	2,986,777
	a,b	1.89%		04/17/20	3,000,000	2,983,506
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.87%		01/06/20	14,300,000	14,295,827
	a,b	1.86%		01/13/20	7,000,000	6,995,508
	a,b	1.97%		01/23/20	5,000,000	4,994,122
LMA AMERICAS LLC	a,b	2.06%		01/06/20	3,000,000	2,999,218
	a,b	1.63%		01/07/20	1,000,000	999,688
	a,b	1.89%		02/18/20	3,000,000	2,992,413
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.01%		01/24/20	3,000,000	2,996,432
	a,b	1.86%		02/10/20	2,970,000	2,963,895
	a,b	1.96%		02/14/20	6,000,000	5,986,463
METLIFE SHORT TERM FUNDING LLC	a,b	2.20%		01/03/20	1,000,000	999,846
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.21%		01/10/20	7,000,000	6,996,416
	a,b	2.23%		01/14/20	15,000,000	14,988,497
	a,b	2.12%		01/28/20	5,500,000	5,491,919
	a,b	2.17%		01/28/20	2,000,000	1,997,062
OLD LINE FUNDING LLC	a,b	2.05%		01/07/20	8,000,000	7,997,379
	a,b	2.02%		02/25/20	10,000,000	9,972,544
	a,b	1.94%		04/20/20	34,000,000	33,811,090
PRICOA SHORT TERM FUNDING LLC	a,b	2.00%		02/19/20	2,500,000	2,493,663
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.16%		01/03/20	900,000	899,878
	a,b	1.94%		02/07/20	2,000,000	1,996,105
	a,b	1.89%		03/03/20	5,000,000	4,983,786
	a,b	1.89%		03/04/20	8,000,000	7,973,604
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.81%		01/31/20	3,000,000	2,995,288
STARBIRD FUNDING CORP	a,b	1.90%		03/16/20	2,000,000	1,992,142
	a,b	2.08%		03/27/20	13,000,000	12,941,188
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.14%		01/07/20	1,000,000	999,663
	a,b	1.89%		03/04/20	8,000,000	7,973,276
VICTORY RECEIVABLES CORP	a,b	1.80%		01/06/20	1,700,000	1,699,485
	a,b	2.16%		01/07/20	36,459,000	36,446,133
	a,b	2.10%		02/04/20	5,000,000	4,991,031
	a,b	1.88%		02/14/20	10,000,000	9,976,938
						601,313,924
Financial Company Commercial Paper 8.8%
BANCO SANTANDER SA (NEW YORK BRANCH)		1.96%		03/26/20	1,500,000	1,493,099
9
Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BPCE SA	b	1.89%		03/09/20	27,000,000	26,903,900
	b	1.96%		03/26/20	50,000,000	49,775,445
CITIGROUP GLOBAL MARKETS INC	b	2.21%		01/10/20	10,000,000	9,995,600
	b	2.20%		01/14/20	5,000,000	4,996,871
	b	1.98%		04/27/20	10,000,000	9,942,475
	b	1.96%		05/04/20	11,000,000	10,932,663
	b	1.88%		06/01/20	13,000,000	12,899,721
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.55%		01/02/20	23,400,000	23,398,012
DBS BANK LTD	b	2.18%		01/03/20	3,000,000	2,999,603
	b	1.86%		02/12/20	8,000,000	7,983,077
	b	2.00%		02/27/20	18,300,000	18,246,901
	b	2.00%		03/03/20	6,000,000	5,981,006
	b	1.87%		05/04/20	4,000,000	3,974,069
DNB BANK ASA	b	2.01%		03/02/20	14,000,000	13,958,264
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	1.52%		01/02/20	2,000,000	1,999,831
ERSTE ABWICKLUNGSANSTALT	b	2.02%		01/23/20	25,600,000	25,573,390
	b	2.04%		02/12/20	10,000,000	9,980,280
HSBC USA INC	b	2.28%		01/08/20	4,500,000	4,498,399
	b	2.25%		01/21/20	2,000,000	1,998,044
	b	2.05%		03/02/20	9,000,000	8,970,736
	b	2.01%		03/05/20	14,000,000	13,952,174
ING US FUNDING LLC	a,b	1.92%		04/21/20	17,000,000	16,904,271
	a	1.88%		05/06/20	5,000,000	4,967,862
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.95%		01/02/20	38,400,000	38,395,859
MACQUARIE BANK LTD	b	2.05%		01/23/20	500,000	499,383
	b	1.90%		02/10/20	3,000,000	2,993,689
	b	1.86%		02/12/20	23,000,000	22,950,248
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	1.91%		02/20/20	5,000,000	4,986,577
NATIONAL BANK OF CANADA	b	1.91%		02/03/20	7,000,000	6,988,741
NEDERLANDSE WATERSCHAPSBANK NV	b	2.02%		02/04/20	10,000,000	9,983,424
	b	2.02%		02/19/20	13,000,000	12,968,547
NORDEA BANK ABP	b	1.49%		01/02/20	10,300,000	10,299,155
NRW BANK	b	1.99%		02/21/20	25,000,000	24,933,375
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.03%		01/09/20	18,000,000	17,992,062
	b	1.96%		04/23/20	9,000,000	8,944,967
WESTPAC BANKING CORP	b	1.87%		04/23/20	18,000,000	17,893,353
						472,155,073
Certificates of Deposit 17.9%
BANCO SANTANDER SA (NEW YORK BRANCH)		1.89%		02/26/20	25,000,000	25,002,345
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		1.90%		03/03/20	10,000,000	9,999,689
BNP PARIBAS (NEW YORK BRANCH)		1.96%		04/15/20	4,000,000	4,001,245
10
Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BRANCH BANKING AND TRUST COMPANY		2.12%		01/17/20	21,000,000	21,004,472
		1.88%		01/28/20	25,000,000	25,004,243
		1.86%		02/12/20	14,000,000	14,002,548
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.90%		05/27/20	2,000,000	2,000,776
		1.89%		07/28/20	2,000,000	1,999,672
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		1.97%		03/03/20	25,000,000	25,004,093
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		1.88%		04/30/20	4,000,000	3,975,680
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.05%		03/17/20	5,000,000	5,002,592
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.87%		03/11/20	10,000,000	9,999,856
CREDIT AGRICOLE SA (LONDON BRANCH)		2.11%		01/14/20	4,000,000	4,000,629
		1.88%		02/19/20	10,000,000	9,974,786
CREDIT SUISSE AG (NEW YORK BRANCH)		2.00%		02/27/20	20,000,000	20,002,462
		2.06%		03/25/20	16,000,000	16,005,053
		2.02%		06/23/20	1,000,000	1,000,405
DNB BANK ASA (NEW YORK BRANCH)		1.97%		03/04/20	23,000,000	23,009,006
HSBC BANK USA NA (NEW YORK BRANCH)		2.23%		01/22/20	2,000,000	2,000,451
		2.02%		04/20/20	28,000,000	28,000,236
KBC BANK NV (NEW YORK BRANCH)		1.65%		01/03/20	11,300,000	11,300,062
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		1.90%		01/06/20	7,000,000	7,000,315
		1.95%		01/16/20	6,000,000	6,000,549
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.11%		01/22/20	39,000,000	39,006,461
		2.11%		01/28/20	15,000,000	15,002,580
		1.99%		02/18/20	3,000,000	3,000,354
		1.94%		03/02/20	3,000,000	3,000,193
		1.86%		04/03/20	3,000,000	2,999,589
MIZUHO BANK LTD (NEW YORK BRANCH)		2.10%		01/06/20	20,000,000	20,001,418
		2.10%		01/07/20	7,000,000	7,000,568
		1.94%		02/07/20	5,000,000	5,000,386
		1.90%		02/14/20	16,000,000	16,000,781
		1.87%		03/16/20	13,000,000	13,000,473
MUFG BANK LTD (LONDON BRANCH)		1.92%		04/30/20	14,000,000	13,910,558
		1.92%		06/30/20	23,000,000	22,778,893
MUFG BANK LTD (NEW YORK BRANCH)		2.23%		01/28/20	10,000,000	10,003,378
		2.05%		01/29/20	3,000,000	3,000,619
		2.01%		02/20/20	4,000,000	4,001,157
		1.94%		04/30/20	4,200,000	4,200,793
		1.92%		05/04/20	17,000,000	17,001,934
		1.92%		05/07/20	18,000,000	18,002,000
		1.92%		05/12/20	19,000,000	19,001,887
MUFG UNION BANK NA		1.89%		04/30/20	4,000,000	4,001,457
		1.90%		05/04/20	37,000,000	37,013,914
		1.88%		06/30/20	11,000,000	11,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.02%		01/07/20	3,000,000	3,000,170
11
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIXIS (NEW YORK BRANCH)		1.87%		03/23/20	5,000,000	4,999,527
		1.94%		03/27/20	10,000,000	9,999,750
NORDEA BANK ABP (NEW YORK BRANCH)		1.98%		02/19/20	8,500,000	8,501,987
		1.97%		02/26/20	26,600,000	26,606,783
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.17%		01/15/20	13,000,000	13,003,079
		1.97%		02/26/20	2,000,000	2,000,605
		2.00%		03/09/20	1,000,000	1,000,389
		1.92%		04/21/20	2,500,000	2,500,875
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.90%		03/06/20	3,000,000	3,000,679
		1.95%		04/17/20	7,000,000	7,001,869
		1.93%		04/21/20	26,100,000	26,105,323
		1.93%		05/06/20	4,000,000	4,000,816
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.10%		01/02/20	21,000,000	21,000,599
		2.07%		01/03/20	41,000,000	41,001,629
		2.03%		01/16/20	19,000,000	19,002,951
		2.00%		01/24/20	4,000,000	4,002,488
		1.95%		01/28/20	12,000,000	12,001,784
		1.94%		02/10/20	500,000	500,075
		1.89%		03/10/20	3,000,000	2,999,941
		1.88%		03/17/20	1,000,000	999,894
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.11%		01/02/20	6,000,000	6,000,168
		1.87%		07/02/20	35,000,000	35,003,535
		1.87%		07/02/20	18,000,000	18,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.00%		01/27/20	4,000,000	4,000,504
		2.00%		01/28/20	23,000,000	23,002,846
		2.03%		02/13/20	1,000,000	1,000,208
		2.02%		04/24/20	21,000,000	21,006,751
WELLS FARGO BANK NA		2.02%		03/02/20	4,000,000	4,001,933
		1.88%		05/18/20	15,500,000	15,506,325
		1.90%		05/20/20	5,100,000	5,102,492
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)		1.92%		04/17/20	10,000,000	10,008,091
		1.87%		04/22/20	15,000,000	14,999,118
		1.87%		04/27/20	30,100,000	30,098,673
						964,182,415
Other Instruments 0.4%
BANK OF AMERICA NA		2.30%		01/07/20	10,000,000	10,001,693
		2.21%		02/04/20	10,000,000	10,006,842
						20,008,535
Non-Financial Company Commercial Paper 0.4%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	2.17%		04/03/20	4,000,000	3,981,263
TOTAL CAPITAL CANADA LTD	a,b	1.92%		04/15/20	11,000,000	10,942,153
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		1.91%		04/06/20	5,000,000	4,974,201
VERMONT ECONOMIC DEVELOPMENT AUTHORITY	a	1.85%		03/09/20	2,400,000	2,399,715
						22,297,332
12
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 3.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.60%		01/07/20	117,300,000	117,297,314
BANK OF NOVA SCOTIA (TORONTO BRANCH)		1.70%		01/02/20	11,000,000	11,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%		01/02/20	43,600,000	43,600,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.53%		01/02/20	10,300,000	10,300,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		01/02/20	19,100,000	19,100,000
NORDEA BANK ABP (NEW YORK BRANCH)		1.50%		01/02/20	4,000,000	4,000,000
						205,297,314
Total Fixed-Rate Obligations
(Cost $2,285,031,355)						2,285,254,593

Variable-Rate Obligations 25.0% of net assets
Asset-Backed Commercial Paper 1.2%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.14%)	a,b	1.88%	01/13/20	02/13/20	10,000,000	10,001,263
(3 mo. USD-LIBOR + 0.07%)	a,b	1.96%	03/16/20	06/16/20	1,000,000	1,000,108
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.02%)	a,b	2.11%		01/03/20	15,000,000	15,000,000
COLLATERALIZED COMMERCIAL PAPER V COMPANY LLC
(1 mo. USD-LIBOR + 0.23%)	a	1.97%	01/13/20	03/12/20	23,000,000	23,005,446
MATCHPOINT FINANCE PLC
(1 mo. USD-LIBOR + 0.19%)	a,b	1.93%	01/21/20	02/18/20	17,000,000	17,003,408
						66,010,225
Financial Company Commercial Paper 3.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(3 mo. USD-LIBOR + 0.02%)	b	1.93%	02/14/20	05/14/20	15,000,000	15,000,774
(3 mo. USD-LIBOR + 0.05%)	b	1.94%	03/12/20	06/12/20	25,000,000	25,001,587
ERSTE ABWICKLUNGSANSTALT
(1 mo. USD-LIBOR + 0.08%)	b	1.78%		01/03/20	3,000,000	3,000,072
(1 mo. USD-LIBOR + 0.11%)	b	1.85%		01/13/20	10,000,000	10,000,816
HSBC USA INC
(1 mo. USD-LIBOR + 0.19%)	b	1.90%	01/07/20	02/07/20	5,000,000	5,000,877
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/05/20	06/05/20	5,000,000	5,000,305
ING US FUNDING LLC
(3 mo. USD-LIBOR + 0.04%)	a	1.98%	01/24/20	04/24/20	23,000,000	23,001,007
(1 mo. USD-LIBOR + 0.20%)	a,b	1.94%	01/15/20	05/15/20	27,000,000	27,001,401
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.08%)	b	2.17%	01/02/20	04/02/20	2,000,000	2,000,174
(3 mo. USD-LIBOR + 0.09%)	b	2.01%	02/27/20	08/27/20	7,000,000	7,000,656
(3 mo. USD-LIBOR + 0.09%)	b	2.00%	03/02/20	09/01/20	19,100,000	19,101,857
13
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA
(1 mo. USD-LIBOR + 0.14%)	b	1.92%		01/24/20	10,000,000	10,001,227
(3 mo. USD-LIBOR + 0.05%)	b	1.99%		01/27/20	9,000,000	9,000,529
(EFFR + 0.35%)	b	1.90%	01/02/20	08/03/20	11,000,000	11,004,130
(EFFR + 0.34%)	b	1.89%	01/02/20	09/01/20	1,000,000	1,000,161
(EFFR + 0.40%)	b	1.95%	01/02/20	09/21/20	8,400,000	8,404,497
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.16%)	b	1.95%		01/23/20	2,000,000	2,000,271
(3 mo. USD-LIBOR + 0.12%)	b	2.01%	03/16/20	06/16/20	5,000,000	5,000,131
WESTPAC BANKING CORP
(3 mo. USD-LIBOR + 0.06%)	b	1.95%	03/05/20	06/05/20	10,000,000	10,000,603
						197,521,075
Certificates of Deposit 16.5%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.88%	01/03/20	04/03/20	9,000,000	9,002,163
(3 mo. USD-LIBOR + 0.16%)		2.10%	01/27/20	10/26/20	29,000,000	29,012,844
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.11%		01/02/20	30,000,000	30,000,000
(3 mo. USD-LIBOR + 0.02%)		2.06%		01/06/20	20,000,000	20,000,110
(3 mo. USD-LIBOR + 0.03%)		1.95%	02/27/20	05/27/20	7,000,000	7,000,399
(3 mo. USD-LIBOR + 0.11%)		2.11%	01/21/20	07/20/20	9,000,000	9,003,172
(3 mo. USD-LIBOR + 0.10%)		2.06%	03/30/20	09/28/20	53,000,000	53,005,761
BNP PARIBAS (SAN FRANCISCO BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.85%	01/03/20	02/03/20	14,000,000	14,001,815
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.94%		01/27/20	1,000,000	1,000,157
(1 mo. USD-LIBOR + 0.13%)		1.84%	01/07/20	02/07/20	38,000,000	38,005,705
(SOFR + 0.16%)		1.70%	01/02/20	03/13/20	1,000,000	1,000,153
(3 mo. USD-LIBOR + 0.09%)		2.09%	01/16/20	07/16/20	2,000,000	2,000,476
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/08/20	09/08/20	7,000,000	6,999,603
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.89%	01/13/20	02/12/20	10,000,000	10,006,128
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/19/20	08/19/20	2,000,000	1,999,851
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.86%	01/17/20	02/18/20	20,000,000	20,002,094
(1 mo. USD-LIBOR + 0.14%)		1.85%	01/06/20	04/06/20	18,000,000	18,002,189
(1 mo. USD-LIBOR + 0.23%)		1.97%	01/16/20	06/16/20	13,000,000	13,002,243
(1 mo. USD-LIBOR + 0.21%)		1.93%	01/10/20	08/10/20	13,000,000	13,000,901
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/08/20	09/08/20	20,000,000	20,000,255
CREDIT SUISSE AG (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.25%)		2.28%		01/08/20	7,750,000	7,750,253
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/20/20	05/26/20	34,000,000	34,001,939
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.89%		01/06/20	6,000,000	6,000,366
(1 mo. USD-LIBOR + 0.22%)		1.91%	01/06/20	03/04/20	2,600,000	2,600,724
14
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.99%	01/27/20	02/26/20	4,000,000	4,001,092
(1 mo. USD-LIBOR + 0.26%)		1.96%	01/06/20	05/05/20	4,000,000	3,999,708
(3 mo. USD-LIBOR + 0.07%)		1.98%	02/24/20	05/22/20	3,000,000	3,000,397
MUFG BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.25%)		1.96%	01/08/20	05/11/20	9,750,000	9,752,070
NORDEA BANK ABP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.93%		01/23/20	2,000,000	2,000,246
(1 mo. USD-LIBOR + 0.20%)		1.89%	01/06/20	06/04/20	12,000,000	11,999,258
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		1.95%	03/16/20	06/15/20	13,000,000	13,000,845
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.87%	01/21/20	02/20/20	18,000,000	18,001,881
(3 mo. USD-LIBOR + 0.06%)		2.06%	01/17/20	04/17/20	29,000,000	29,004,537
(1 mo. USD-LIBOR + 0.16%)		1.90%	01/15/20	05/15/20	22,000,000	21,997,818
(3 mo. USD-LIBOR + 0.11%)		2.01%	02/24/20	11/23/20	21,000,000	21,002,713
(3 mo. USD-LIBOR + 0.11%)		2.02%	03/03/20	12/03/20	27,400,000	27,403,642
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.16%		01/09/20	1,000,000	999,749
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.25%)		1.99%	01/17/20	07/17/20	6,000,000	6,000,996
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.85%		01/10/20	20,500,000	20,501,511
(1 mo. USD-LIBOR + 0.19%)		1.98%	01/27/20	02/27/20	9,000,000	9,000,435
(1 mo. USD-LIBOR + 0.23%)		1.94%	01/02/20	04/01/20	5,000,000	4,999,774
(1 mo. USD-LIBOR + 0.24%)		1.95%	01/09/20	04/09/20	7,100,000	7,099,607
(3 mo. USD-LIBOR + 0.07%)		2.03%	03/30/20	06/30/20	19,000,000	19,001,379
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.07%)		1.97%	02/20/20	05/20/20	4,000,000	4,000,520
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.11%		01/02/20	26,200,000	26,200,000
(1 mo. USD-LIBOR + 0.19%)		1.89%	01/06/20	05/05/20	2,000,000	2,000,078
(1 mo. USD-LIBOR + 0.25%)		2.04%	01/27/20	06/26/20	5,000,000	5,001,518
(3 mo. USD-LIBOR + 0.09%)		2.18%	01/02/20	07/02/20	5,000,000	5,001,364
(3 mo. USD-LIBOR + 0.12%)		2.12%	01/02/20	07/17/20	3,000,000	3,001,038
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/19/20	08/19/20	4,000,000	4,000,362
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.09%)		2.07%	01/13/20	07/13/20	14,000,000	14,003,281
(EFFR + 0.35%)		1.90%	01/02/20	07/30/20	8,500,000	8,503,617
(EFFR + 0.35%)		1.90%	01/02/20	08/05/20	20,000,000	20,006,403
(3 mo. USD-LIBOR + 0.08%)		1.98%	02/10/20	08/10/20	5,000,000	5,000,733
(EFFR + 0.35%)		1.90%	01/02/20	08/20/20	4,300,000	4,301,202
(1 mo. USD-LIBOR + 0.30%)		2.04%	01/21/20	09/18/20	15,000,000	15,004,459
(1 mo. USD-LIBOR + 0.31%)		2.07%	01/21/20	10/20/20	26,000,000	26,007,902
15
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. USD-LIBOR + 0.15%)		2.10%	01/22/20	10/22/20	3,000,000	3,001,304
(1 mo. USD-LIBOR + 0.35%)		2.06%	01/06/20	11/06/20	16,000,000	16,009,512
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.03%)		2.12%		01/02/20	5,000,000	5,000,000
(3 mo. USD-LIBOR + 0.03%)		1.97%		01/24/20	38,000,000	38,001,503
(3 mo. USD-LIBOR + 0.03%)		1.93%		02/04/20	3,000,000	3,000,157
(3 mo. USD-LIBOR + 0.03%)		1.98%		03/25/20	19,000,000	19,001,042
(EFFR + 0.31%)		1.86%	01/02/20	05/19/20	8,000,000	8,001,050
(3 mo. USD-LIBOR + 0.11%)		2.20%	01/02/20	07/02/20	28,000,000	28,006,246
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.05%)		1.96%	03/03/20	06/03/20	5,100,000	5,100,302
(3 mo. USD-LIBOR + 0.06%)		1.97%	03/03/20	06/03/20	25,000,000	25,002,517
						891,323,069
Variable Rate Demand Notes 0.4%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	1.86%		01/07/20	1,000,000	1,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	c	1.69%		01/07/20	5,000,000	5,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.78%		01/07/20	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.65%		01/07/20	2,685,000	2,685,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	1.80%		01/07/20	1,075,000	1,075,000
NASSAU HEALTH CARE CORP
TAXABLE HEATH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	1.71%		01/07/20	4,000,000	4,000,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F MORTGAGE RB (RELATED-UPPER EAST) SERIES 2003B (LOC: LANDESBANK BADEN-WUERTTEMBERG)	c	1.68%		01/07/20	1,700,000	1,700,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (BAM SOUTH HOUSING) SERIES 2015A (LOC: JPMORGAN CHASE BANK NA)	c	1.62%		01/07/20	955,000	955,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.70%		01/07/20	1,000,000	1,000,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	c	1.68%		01/07/20	1,490,000	1,490,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	1.75%		01/07/20	1,000,000	1,000,000
						20,905,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 1.8%
BANK OF AMERICA NA
(3 mo. USD-LIBOR + 0.02%)		1.92%		02/10/20	6,000,000	6,000,125
(EFFR + 0.40%)		1.95%	01/02/20	06/01/20	13,000,000	13,006,693
(EFFR + 0.36%)		1.91%	01/02/20	08/04/20	64,000,000	64,024,134
(1 mo. USD-LIBOR + 0.28%)		1.99%	01/06/20	10/06/20	15,000,000	15,003,946
						98,034,898
Non-Financial Company Commercial Paper 1.4%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.12%)		2.03%	02/18/20	08/04/20	8,500,000	8,502,234
(3 mo. USD-LIBOR + 0.13%)		2.05%	02/26/20	08/18/20	5,000,000	5,001,713
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.17%)		2.07%	02/04/20	07/31/20	9,000,000	9,005,442
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		1.93%	01/24/20	02/11/20	15,000,000	15,002,360
(3 mo. USD-LIBOR + 0.05%)		2.05%	01/16/20	04/09/20	20,000,000	20,001,324
(1 mo. USD-LIBOR + 0.29%)		1.99%	01/03/20	06/29/20	15,000,000	15,004,226
						72,517,299
Total Variable-Rate Obligations
(Cost $1,346,105,365)						1,346,311,566
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.0% of net assets
U.S. Government Agency Repurchase Agreements* 13.6%
BANK OF NOVA SCOTIA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $159,868,893, 2.86% - 6.50%, due 08/01/31 - 07/20/49)		1.57%		01/02/20	155,212,517	155,198,980
BMO CAPITAL MARKETS CORP
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $7,210,629, 2.50% - 5.50%, due 05/01/30 - 04/15/56)		1.57%		01/02/20	7,000,611	7,000,000
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $38,017,255, 0.00% - 6.00%, due 01/30/20 - 10/01/49)		1.57%		01/02/20	37,003,227	37,000,000
BOFA SECURITIES INC
Issued 12/12/19, repurchase date 01/13/20 (Collateralized by U.S. Government Agency Securities valued at $28,840,001, 3.00%, due 12/01/49)		1.65%		01/07/20	28,033,367	28,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $17,340,000, 2.50% - 7.50%, due 05/01/23 - 12/20/49)		1.59%		01/02/20	17,005,256	17,000,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $26,780,000, 2.50% - 6.00%, due 04/15/35 - 11/20/49)		1.55%		01/07/20	26,007,836	26,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $17,510,001, 3.00%, due 12/01/49)		1.57%		01/02/20	17,001,483	17,000,000
RBC DOMINION SECURITIES INC
Issued 12/13/19, repurchase date 02/11/20 (Collateralized by U.S. Government Agency Securities valued at $17,557,861, 2.50% - 5.50%, due 09/15/38 - 12/01/49)		1.64%		01/07/20	17,019,361	17,000,000
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $53,588,456, 0.00% - 6.00%, due 01/02/20 - 12/01/49)		1.74%		01/07/20	52,047,753	52,000,000
ROYAL BANK OF CANADA
Issued 11/21/19, repurchase date 02/21/20 (Collateralized by U.S. Government Agency Securities valued at $64,127,644, 2.09% - 4.50%, due 01/25/29 - 06/01/51)		1.64%		01/07/20	62,132,749	62,000,000
Issued 11/22/19, repurchase date 01/22/20 (Collateralized by U.S. Government Agency Securities valued at $69,201,771, 2.09% - 4.50%, due 01/25/29 - 12/25/49)		1.64%		01/07/20	67,140,402	67,000,000
Issued 12/10/19, repurchase date 02/03/20 (Collateralized by U.S. Government Agency Securities valued at $96,030,007, 2.09% - 4.50%, due 01/25/29 - 12/20/49)		1.64%		01/07/20	93,118,627	93,000,000
Issued 12/12/19, repurchase date 02/04/20 (Collateralized by U.S. Government Agency Securities valued at $17,553,075, 2.09% - 4.50%, due 05/25/48 - 12/01/49)		1.64%		01/07/20	17,020,136	17,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by U.S. Government Agency Securities valued at $71,781,628, 3.50%, due 12/01/49)		1.55%		01/07/20	69,020,796	69,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $72,923,457, 3.00% - 5.00%, due 04/01/34 - 05/01/49)		1.65%		01/07/20	70,067,375	70,000,000
						734,198,980
U.S. Treasury Repurchase Agreements 12.2%
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $594,660,076, 1.88% - 2.88%, due 03/31/22 - 10/31/23)		1.55%		01/02/20	583,050,203	583,000,000
RBC DOMINION SECURITIES INC
Issued 12/19/19, repurchase date 01/07/20 (Collateralized by U.S. Treasury Securities valued at $74,527,606, 0.13% - 3.13%, due 02/28/21 - 05/15/48)		1.72%		01/07/20	73,066,268	73,000,000
						656,000,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 4.2%
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $43,321,811, 2.82% - 4.81%, due 09/20/22 - 11/15/48)		1.67%		01/07/20	38,012,339	38,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,804,535, 1.93% - 12.34%, due 10/22/31 - 04/18/44)		1.69%		01/07/20	12,003,943	12,000,000
Issued 11/27/19, repurchase date 02/24/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,106,900, 0.00% - 12.34%, due 09/15/23 - 04/18/44)		1.88%		02/04/20	20,072,067	19,993,747
Issued 12/19/19, repurchase date 03/18/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,710,088, 2.43% - 6.14%, due 04/15/24 - 06/20/48)		1.90%		02/04/20	11,027,286	11,004,022
BOFA SECURITIES INC
Issued 12/05/19, repurchase date 03/04/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,900,000, 3.79% - 6.04%, due 04/25/24 - 07/25/39)		2.02%		02/04/20	26,088,992	25,995,047
JP MORGAN SECURITIES LLC
Issued 12/04/19, repurchase date 06/03/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,494,833, 0.00% - 9.79%, due 11/03/20 - 12/25/57)		2.26%		03/30/20	23,168,935	22,994,626
Issued 12/30/19, repurchase date 06/26/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $37,952,393, 0.00% - 9.38%, due 10/26/20 - 12/25/57)		2.27%		03/30/20	33,189,356	32,989,835
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,201,351, 4.05% - 5.38%, due 10/01/21 - 10/15/23)		1.64%		01/02/20	4,000,364	4,000,000
Issued 12/31/19, repurchase date 01/07/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,202,300, 3.75% - 5.38%, due 10/01/21 - 03/01/45)		1.69%		01/07/20	4,001,314	4,000,000
Issued 10/29/19, repurchase date 04/27/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,253,250, 5.89% - 6.14%, due 03/25/31 - 07/25/31)		2.19%		04/06/20	20,194,667	19,994,484
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 10/23/19, repurchase date 04/20/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,619,880, 4.09%, due 02/15/36)		2.39%		04/06/20	16,176,329	16,004,874
Issued 10/28/19, repurchase date 04/24/20 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,273,323, 4.09% - 4.49%, due 05/15/29 - 02/15/36)		2.39%		04/06/20	20,213,772	20,005,922
						226,982,557
Total Repurchase Agreements
(Cost $1,617,198,980)						1,617,181,537
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,227,689,828 or 22.8% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $3,631,136,720)		$3,631,566,159
Repurchase agreements, at value (cost $1,617,198,980)		1,617,181,537
Receivables:
Fund shares sold		148,866,187
Interest		8,339,272
Prepaid expenses	+	105,893
Total assets		5,406,059,048
Liabilities
Payables:
Investment adviser and administrator fees		795,784
Independent trustees’ fees		134
Fund shares redeemed		14,924,724
Distributions to shareholders		2,046,726
Accrued expenses	+	135,669
Total liabilities		17,903,037
Net Assets
Total assets		5,406,059,048
Total liabilities	–	17,903,037
Net assets		$5,388,156,011
Net Assets by Source
Capital received from investors		5,387,742,112
Total distributable earnings		413,899

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$5,388,156,011		5,386,200,305		$1.0004

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Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$108,430,774
Expenses
Investment adviser and administrator fees		14,984,475
Portfolio accounting fees		192,914
Registration fees		186,823
Custodian fees		85,390
Professional fees		59,154
Independent trustees’ fees		43,600
Transfer agent fees		35,739
Shareholder reports		15,859
Other expenses	+	46,744
Total expenses		15,650,698
Expense reduction by CSIM and its affiliates	–	6,931,792
Net expenses	–	8,718,906
Net investment income		99,711,868
Realized and Unrealized Gains (Losses)
Net realized gains on investments		26,652
Net change in unrealized appreciation (depreciation) on investments	+	637,292
Net realized and unrealized gains		663,944
Increase in net assets resulting from operations		$100,375,812
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Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$99,711,868	$52,481,595
Net realized gains (losses)		26,652	(4,246)
Net change in unrealized appreciation (depreciation)	+	637,292	(88,643)
Increase in net assets from operations		100,375,812	52,388,706
Distributions to shareholders
Ultra Shares		(99,718,370)	(52,481,796)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		8,358,847,259	$8,361,765,604	6,879,420,687	$6,881,067,661
Shares Reinvested
Ultra Shares		80,944,871	80,972,813	39,481,842	39,491,455
Shares Redeemed
Ultra Shares	+	(6,849,037,330)	(6,851,404,558)	(4,450,221,117)	(4,451,241,958)
Net transactions in fund shares		1,590,754,800	$1,591,333,859	2,468,681,412	$2,469,317,158
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,795,445,505	$3,796,164,710	1,326,764,093	$1,326,940,642
Total increase	+	1,590,754,800	1,591,991,301	2,468,681,412	2,469,224,068
End of period		5,386,200,305	$5,388,156,011	3,795,445,505	$3,796,164,710
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See financial notes

Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2019, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2019, the fund had investments in repurchase agreements with a gross value of $1,617,181,537 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fee paid to CSIM by the fund was 0.33%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of December 31, 2019:
Underlying Fund
Schwab Balanced Fund	0.2%
Schwab MarketTrack Balanced Portfolio	0.4%
Schwab MarketTrack Conservative Portfolio	0.2%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab Monthly Income Fund — Enhanced Payout	0.0%*
Schwab Monthly Income Fund — Maximum Payout	0.0%*
Schwab Monthly Income Fund — Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.5%
Schwab Target 2025 Fund	0.4%
Schwab Target 2030 Fund	0.5%
Schwab Target 2035 Fund	0.2%
Schwab Target 2040 Fund	0.2%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.1%
Schwab Target 2020 Index Fund	0.2%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.2%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.2%
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%
*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2019, the fund’s total aggregate security transactions with other funds in the Fund Complex was $16,813,396 and includes realized gains (losses) of $0.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$5,248,335,700
Gross unrealized appreciation	$411,996
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$411,996
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,903
Net unrealized appreciation (depreciation) on investments	411,996
Total	$413,899
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards and had capital loss carryforwards utilized of $4,246.
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Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$99,718,370
Prior period distributions
Ordinary income	$52,481,796
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Variable Share Price Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Variable Share Price Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Variable Share Price Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Variable Share Price Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab Variable Share Price Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Variable Share Price Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

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Notes

Notes

Notes

Schwab Variable Share Price Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95515-03
00240581

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018
$478,376	$503,557	$0	$0	$31,993	$36,555	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019: $31,993	2018: $36,555

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date: February 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date: February 18, 2020

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date: February 18, 2020